Pioneer Multi-Asset
Ultrashort Income Fund

Schedule of Investments | June 30, 2019

Ticker Symbols: Class A MAFRX Class C MCFRX Class C2 MAUCX Class K MAUKX Class Y MYFRX

Schedule of Investments | 6/30/19 (unaudited)

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 98.9%
	ASSET BACKED SECURITIES - 37.0% of Net Assets
289,190(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 2.744% (1 Month USD LIBOR + 35 bps), 9/15/45 (144A)	$282,747
2,412,055(a)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 2.624% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	2,357,576
572,508(a)	321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 2.594% (1 Month USD LIBOR + 20 bps), 3/15/41 (144A)	563,996
1,191,522(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 2.594% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	1,167,037
1,936,808(a)	321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 2.594% (1 Month USD LIBOR + 20 bps), 12/15/41 (144A)	1,917,891
419,224(a)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 2.594% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	404,475
1,508,423(a)	321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 2.594% (1 Month USD LIBOR + 20 bps), 9/15/41 (144A)	1,447,236
2,382,944(a)	ABFC Trust, Series 2004-OPT2, Class M1, 3.229% (1 Month USD LIBOR + 83 bps), 8/25/33	2,337,023
978,690(a)	ABFC Trust, Series 2005-WMC1, Class M2, 3.079% (1 Month USD LIBOR + 68 bps), 6/25/35	979,764
1,046,014	ACC Trust, Series 2018-1, Class A, 3.7%, 12/21/20 (144A)	1,047,572
1,256,877	Access Point Funding I LLC, Series 2017-A, Class A, 3.06%, 4/15/29 (144A)	1,256,146
1,575,010(a)	ACE Securities Corp. Home Equity Loan Trust, Series 2005-WF1, Class M2, 3.064% (1 Month USD LIBOR + 66 bps), 5/25/35	1,581,335
1,794,595(a)	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs, Series 2004-3, Class M1, 3.304% (1 Month USD LIBOR + 90 bps), 9/25/34	1,804,376
72,527(a)	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs, Series 2004-4, Class A2B, 3.504% (1 Month USD LIBOR + 110 bps), 10/25/34	72,569
2,712,999(a)	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs, Series 2004-4, Class M1, 3.304% (1 Month USD LIBOR + 90 bps), 10/25/34	2,713,881
380,876	Ally Auto Receivables Trust, Series 2018-1, Class A2, 2.14%, 9/15/20	380,746
149,027	Alterna Funding II LLC, Series 2015-1A, Class B, 3.2%, 2/15/24 (144A)	148,282
42,428	American Credit Acceptance Receivables Trust, Series 2017-1, Class C, 2.88%, 3/13/23 (144A)	42,447
166,306	American Credit Acceptance Receivables Trust, Series 2017-2, Class C, 2.86%, 6/12/23 (144A)	166,312
4,747,239	American Credit Acceptance Receivables Trust, Series 2017-3, Class C, 2.72%, 6/10/22 (144A)	4,751,858
202,444	American Credit Acceptance Receivables Trust, Series 2017-4, Class B, 2.61%, 5/10/21 (144A)	202,440
1,696,733	American Credit Acceptance Receivables Trust, Series 2018-3, Class A, 2.92%, 8/12/21 (144A)	1,697,520
1,700,000	American Credit Acceptance Receivables Trust, Series 2018-3, Class B, 3.49%, 6/13/22 (144A)	1,708,029
9,910,289	American Credit Acceptance Receivables Trust, Series 2019-1, Class A, 3.06%, 7/12/22 (144A)	9,944,753
4,454,490	American Credit Acceptance Receivables Trust, Series 2019-2, Class A, 2.85%, 7/12/22 (144A)	4,462,111
8,050,000(a)	American Express Credit Account Master Trust, Series 2017-8, Class A, 2.514% (1 Month USD LIBOR + 12 bps), 5/16/22	8,052,414
7,000,000(a)	American Express Credit Account Master Trust, Series 2018-3, Class A, 2.714% (1 Month USD LIBOR + 32 bps), 10/15/25	6,997,490
1,068,006	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.21%, 5/10/21	1,067,648
100,123	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A3, 1.53%, 7/8/21	100,006
3,853,950(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R3, Class M2, 3.109% (1 Month USD LIBOR + 71 bps), 5/25/35	3,856,676
196,016(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R5, Class M2, 3.094% (1 Month USD LIBOR + 69 bps), 7/25/35	196,266
79,648(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R10, Class M1, 2.814% (1 Month USD LIBOR + 41 bps), 1/25/36	79,696
82,176(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 3.439% (1 Month USD LIBOR + 104 bps), 7/25/32	81,793
1,237,500(a)	Annisa CLO, Ltd., Series 2016-2A, Class X, 3.192% (3 Month USD LIBOR + 60 bps), 7/20/31 (144A)	1,237,484
937,500(a)	Apidos CLO XV, Series 2013-15A, Class XRR, 3.192% (3 Month USD LIBOR + 60 bps), 4/20/31 (144A)	937,488
500,000(a)	Apidos CLO XVI, Series 2013-16A, Class CR, 5.592% (3 Month USD LIBOR + 300 bps), 1/19/25 (144A)	499,997
1,928,571(a)	Apidos CLO XXIX, Series 2018-29A, Class X, 3.13% (3 Month USD LIBOR + 55 bps), 7/25/30 (144A)	1,928,544
15,000,000(a)	Apres Static CLO, Ltd., Series 2019-1A, Class A1, 3.777% (3 Month USD LIBOR + 117 bps), 1/15/27 (144A)	15,005,775
587,500(a)	Ares XXXVIII CLO, Ltd., Series 2015-38A, Class X, 3.092% (3 Month USD LIBOR + 50 bps), 4/20/30 (144A)	587,493

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
562,500(a)	Ares XXXVR CLO, Ltd., Series 2015-35RA, Class X, 3.247% (3 Month USD LIBOR + 65 bps), 7/15/30 (144A)	$562,494
1,359,403(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W11, Class M2, 3.454% (1 Month USD LIBOR + 105 bps), 11/25/34	1,372,332
366,323(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A1, 2.664% (1 Month USD LIBOR + 26 bps), 10/25/35	366,596
141,777(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W3, Class A2D, 2.744% (1 Month USD LIBOR + 34 bps), 11/25/35	141,988
1,052,627	ARI Fleet Lease Trust, Series 2016-A, Class A3, 2.11%, 7/15/24 (144A)	1,053,031
1,155,660	ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 4/15/26 (144A)	1,152,547
6,275,000	Ascentium Equipment Receivables, Series 2019-1A, Class A2, 2.84%, 6/10/22 (144A)	6,318,042
1,500,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class D, 4.2%, 9/12/22 (144A)	1,513,532
1,224,105	Ascentium Equipment Receivables Trust, Series 2017-2A, Class A2, 2.0%, 5/11/20 (144A)	1,223,083
2,258,190	Ascentium Equipment Receivables Trust, Series 2018-1A, Class A2, 2.92%, 12/10/20 (144A)	2,262,436
810,879	Ascentium Equipment Receivables Trust, Series 2018-2A, Class A1, 2.731%, 11/12/19 (144A)	810,963
670,484(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 3.349% (1 Month USD LIBOR + 95 bps), 5/25/35	673,771
204,465(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 2.604% (1 Month USD LIBOR + 20 bps), 1/25/36	203,756
34,482(a)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 3.094% (1 Month USD LIBOR + 69 bps), 4/25/34	34,484
363,047(a)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1B, 3.024% (1 Month USD LIBOR + 62 bps), 4/25/34	363,052
3,317,143(a)	ASSURANT CLO III, Ltd., Series 2018-2A, Class X, 3.292% (3 Month USD LIBOR + 70 bps), 10/20/31 (144A)	3,317,096
15,000,000(a)	Atlas Senior Loan Fund III, Ltd., Series 2013-1A, Class AR, 3.355% (3 Month USD LIBOR + 83 bps), 11/17/27 (144A)	14,955,885
125,000(a)	Atlas Senior Loan Fund V, Ltd., Series 2014-1A, Class X, 3.601% (3 Month USD LIBOR + 100 bps), 7/16/29 (144A)	125,009
1,270,329(a)	Atlas Senior Loan Fund XII, Ltd., Series 2018-12A, Class X, 3.331% (3 Month USD LIBOR + 75 bps), 10/24/31 (144A)	1,270,309
632,238	Avant Loans Funding Trust, Series 2018-A, Class A, 3.09%, 6/15/21 (144A)	632,462
6,716,213	Avant Loans Funding Trust, Series 2018-B, Class A, 3.42%, 1/18/22 (144A)	6,738,366
13,269,399	Avant Loans Funding Trust, Series 2019-A, Class A, 3.48%, 7/15/22 (144A)	13,320,278
2,652,042	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.84%, 8/15/23 (144A)	2,648,513
434,010	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/21 (144A)	433,629
2,413,040	AXIS Equipment Finance Receivables IV LLC, Series 2018-1A, Class A2, 3.24%, 12/20/23 (144A)	2,427,227
7,891,970	AXIS Equipment Finance Receivables VI LLC, Series 2018-2A, Class A1, 2.9%, 10/21/19 (144A)	7,892,602
2,216,667(a)	Babson CLO, Ltd., Series 2015-IA, Class XR, 3.142% (3 Month USD LIBOR + 55 bps), 1/20/31 (144A)	2,216,638
333,000	Bank of The West Auto Trust, Series 2017-1, Class A2, 1.78%, 2/15/21 (144A)	332,779
6,975,000(a)	Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 2.694% (1 Month USD LIBOR + 30 bps), 5/15/23	6,982,633
8,000,000(a)	Barings BDC Static CLO, Ltd., Series 2019-1A, Class A1, 3.544% (3 Month USD LIBOR + 102 bps), 4/15/27 (144A)	8,002,744
300,000(a)	Barings CLO, Ltd., Series 2018-2A, Class X, 3.197% (3 Month USD LIBOR + 60 bps), 4/15/30 (144A)	299,997
2,571,429(a)	Barings CLO, Ltd., Series 2018-3A, Class X, 3.092% (3 Month USD LIBOR + 50 bps), 7/20/29 (144A)	2,571,398
2,500,000(a)	Barings CLO, Ltd., Series 2019-1A, Class X, 3.196% (3 Month USD LIBOR + 75 bps), 4/15/31 (144A)	2,499,965
1,500,000(a)	Battery Park CLO, Series 2019-1A, Class X, 0.0% (3 Month USD LIBOR + 65 bps), 1/15/22 (144A)	1,500,000
7,294(b)	Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2, 6.205%, 5/28/37	7,303
1,688,000	BCC Funding XIII LLC, Series 2016-1, Class B, 2.73%, 4/20/22 (144A)	1,688,472
2,062,500(a)	Bean Creek CLO, Ltd., Series 2015-1A, Class XR, 3.192% (3 Month USD LIBOR + 60 bps), 4/20/31 (144A)	2,062,189
351,904(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 3.304% (1 Month USD LIBOR + 90 bps), 10/27/32	345,424
2,173,750(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, 2.774% (1 Month USD LIBOR + 37 bps), 4/25/36	2,169,936
394,525(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A1, 2.784% (1 Month USD LIBOR + 38 bps), 6/25/36	394,003

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
63,496(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.894% (1 Month USD LIBOR + 49 bps), 6/25/36	$63,425
585,045(a)	Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M1, 3.064% (1 Month USD LIBOR + 66 bps), 5/25/35	585,884
305,640(a)	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M1, 3.004% (1 Month USD LIBOR + 60 bps), 2/25/36	305,807
68,119(a)	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 3.404% (1 Month USD LIBOR + 100 bps), 3/25/37 (144A)	68,423
2,375,000(a)	BlueMountain CLO, Ltd., Series 2013-2A, Class X, 3.242% (3 Month USD LIBOR + 65 bps), 10/22/30 (144A)	2,374,639
1,542,857(a)	BlueMountain CLO, Ltd., Series 2018-2A, Class X, 3.168% (3 Month USD LIBOR + 65 bps), 8/15/31 (144A)	1,542,831
165,234	BlueVirgo Trust, Series 2015-1A, 3.0%, 12/15/22 (144A)	165,242
1,518,905(a)	BMW Vehicle Owner Trust, Series 2018-A, Class A2B, 2.474% (1 Month USD LIBOR + 7 bps), 11/25/20	1,518,670
17,200,000(a)	Cabela's Credit Card Master Note Trust, Series 2014-2, Class A, 2.844% (1 Month USD LIBOR + 45 bps), 7/15/22	17,202,152
5,325,000(a)	Cabela's Credit Card Master Note Trust, Series 2015-2, Class A2, 3.064% (1 Month USD LIBOR + 67 bps), 7/17/23	5,343,365
3,000,000(a)	California Street CLO IX LP, Series 2012-9A, Class XR2, 0.0% (3 Month USD LIBOR + 70 bps), 7/16/32 (144A)	3,000,000
16,088,891(a)	Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class A2B, 2.57% (1 Month USD LIBOR + 18 bps), 6/21/21 (144A)	16,081,399
3,025,000(a)	Capital One Multi-Asset Execution Trust, Series 2014-A4, Class A4, 2.754% (1 Month USD LIBOR + 36 bps), 6/15/22	3,026,064
15,000,000(a)	CARDS II Trust, Series 2019-1A, Class A, 2.839% (1 Month USD LIBOR + 39 bps), 5/15/24 (144A)	14,992,500
1,568,625(a)	Carlyle Global Market Strategies CLO, Ltd., Series 2013-2A, Class YR, 3.101% (3 Month USD LIBOR + 50 bps), 1/18/29 (144A)	1,568,642
339,285(a)	Carlyle US CLO, Ltd., Series 2017-2A, Class X, 3.392% (3 Month USD LIBOR + 80 bps), 7/20/31 (144A)	339,303
550,000	CarMax Auto Owner Trust, Series 2015-2, Class C, 2.39%, 3/15/21	549,961
2,292,013(a)	CarMax Auto Owner Trust, Series 2018-1, Class A2B, 2.544% (1 Month USD LIBOR + 15 bps), 5/17/21	2,291,488
519,716	Carnow Auto Receivables Trust, Series 2017-1A, Class A, 2.92%, 9/15/22 (144A)	519,441
11,016,752	Carnow Auto Receivables Trust, Series 2018-1A, Class A, 3.61%, 10/15/21 (144A)	11,040,223
198,200(a)	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, 2.584% (1 Month USD LIBOR + 18 bps), 2/25/36	198,161
15,000,000	Carvana Auto Receivables Trust, Series 2019-2A, Class A2, 2.6%, 1/18/22 (144A)	15,004,891
1,870,000(a)	Catamaran CLO, Ltd., Series 2013-1A, Class X, 3.132% (3 Month USD LIBOR + 55 bps), 1/27/28 (144A)	1,869,714
50,080	Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.0%, 12/10/23 (144A)	49,998
30,541	Cazenovia Creek Funding I LLC, Series 2015-1A, Class B, 2.773%, 12/10/23 (144A)	30,389
1,423,014	Cazenovia Creek Funding II LLC, Series 2018-1A, Class B, 3.984%, 7/15/30 (144A)	1,430,427
3,257,142(a)	CBAM, Ltd., Series 2018-5A, Class X, 3.138% (3 Month USD LIBOR + 55 bps), 4/17/31 (144A)	3,257,107
214,882	CCG Receivables Trust, Series 2016-1, Class A2, 1.69%, 9/14/22 (144A)	214,798
4,125,000(a)	Cent CLO 21, Ltd., Series 2014-21A, Class XR2, 3.232% (3 Month USD LIBOR + 65 bps), 7/27/30 (144A)	4,124,938
113,730(c)	Centex Home Equity Loan Trust, Series 2003-A, Class AF6, 3.654%, 3/25/33	114,867
562,500(a)	CFIP CLO, Ltd., Series 2018-1A, Class X, 3.351% (3 Month USD LIBOR + 75 bps), 7/18/31 (144A)	562,493
10,645,000(a)	Chase Issuance Trust, Series 2017-A1, Class A, 2.694% (1 Month USD LIBOR + 30 bps), 1/15/22	10,657,225
4,645,000(a)	Chase Issuance Trust, Series 2017-A2, Class A, 2.794% (1 Month USD LIBOR + 40 bps), 3/15/24	4,664,917
13,250,000(a)	Chase Issuance Trust, Series 2018-A1, Class A1, 2.594% (1 Month USD LIBOR + 20 bps), 4/17/23	13,263,253
171,165(a)	Chesapeake Funding II LLC, Series 2016-1A, Class A2, 3.544% (1 Month USD LIBOR + 115 bps), 3/15/28 (144A)	171,292
447,715(a)	Chesapeake Funding II LLC, Series 2016-2A, Class A2, 3.394% (1 Month USD LIBOR + 100 bps), 6/15/28 (144A)	448,290
3,299,507(a)	Chesapeake Funding II LLC, Series 2017-2A, Class A2, 2.844% (1 Month USD LIBOR + 45 bps), 5/15/29 (144A)	3,298,464
4,979,467(a)	Chesapeake Funding II LLC, Series 2017-3A, Class A2, 2.734% (1 Month USD LIBOR + 34 bps), 8/15/29 (144A)	4,977,990
9,253,002(a)	Chesapeake Funding II LLC, Series 2017-4A, Class A2, 2.734% (1 Month USD LIBOR + 34 bps), 11/15/29 (144A)	9,240,827
5,578,408(a)	Chesapeake Funding II LLC, Series 2018-1A, Class A2, 2.844% (1 Month USD LIBOR + 45 bps), 4/15/30 (144A)	5,579,346

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,812,500(a)	CIFC Funding, Ltd., Series 2013-4A, Class XRR, 3.132% (3 Month USD LIBOR + 55 bps), 4/27/31 (144A)	$2,812,458
5,950,000(a)	CIFC Funding, Ltd., Series 2014-2RA, Class X, 3.431% (3 Month USD LIBOR + 85 bps), 4/24/30 (144A)	5,949,905
4,285,714(a)	CIFC Funding, Ltd., Series 2014-4RA, Class X, 3.138% (3 Month USD LIBOR + 55 bps), 10/17/30 (144A)	4,285,667
1,723,343	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 5/15/23 (144A)	1,722,178
13,615,874	CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.33%, 8/15/24 (144A)	13,701,614
4,299,288(a)	CIM Small Business Loan Trust, Series 2018-1A, Class A, 3.887% (1 Month USD LIBOR + 140 bps), 3/20/43 (144A)	4,299,288
4,500,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A4, Class A4, 2.639% (1 Month USD LIBOR + 22 bps), 4/7/22	4,503,468
18,445,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 2.782% (1 Month USD LIBOR + 37 bps), 8/8/24	18,487,379
40,009(a)	Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M2, 3.424% (1 Month USD LIBOR + 102 bps), 11/25/34	40,037
3,071,540(a)	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M3, 3.004% (1 Month USD LIBOR + 60 bps), 1/25/36	3,070,522
4,387,292(a)	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, 2.624% (1 Month USD LIBOR + 22 bps), 8/25/36	4,374,649
625,000(a)	Clear Creek CLO, Series 2015-1A, Class X, 3.592% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	624,953
3,062,500(a)	Columbia Cent CLO 28, Ltd., Series 2018-28A, Class X, 3.215% (3 Month USD LIBOR + 65 bps), 11/7/30 (144A)	3,062,448
335,913(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 3.854% (1 Month USD LIBOR + 145 bps), 10/25/40 (144A)	341,517
3,010,116(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 3.254% (1 Month USD LIBOR + 85 bps), 5/25/41 (144A)	3,002,183
6,408,849(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 3.054% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	6,367,567
5,363,574(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 2.904% (1 Month USD LIBOR + 50 bps), 2/25/44 (144A)	5,291,885
10,838,973(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 2.974% (1 Month USD LIBOR + 57 bps), 9/25/45 (144A)	10,720,441
8,909,569(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 3.204% (1 Month USD LIBOR + 80 bps), 2/25/46 (144A)	8,866,003
2,997,127	Conn's Receivables Funding LLC, Series 2017-B, Class B, 4.52%, 4/15/21 (144A)	3,003,831
1,874,725	Conn's Receivables Funding LLC, Series 2018-A, Class A, 3.25%, 1/15/23 (144A)	1,881,992
1,271,766	Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23 (144A)	1,280,929
6,902,772	Conn's Receivables Funding LLC, Series 2019-A, Class A, 3.4%, 10/16/23 (144A)	6,930,906
5,200,000	Conn's Receivables Funding LLC, Series 2019-A, Class B, 4.36%, 10/16/23 (144A)	5,230,500
253,539(a)	Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M2, 4.894% (1 Month USD LIBOR + 250 bps), 5/15/33	255,228
150,260(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 3.894% (1 Month USD LIBOR + 150 bps), 5/15/32	150,358
7,488,407	Consumer Lending Receivables Trust, Series 2019-A, Class A, 3.52%, 4/15/26 (144A)	7,526,139
6,750,000	Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A, 2.94%, 7/15/26 (144A)	6,753,281
181,790(a)	Countrywide Asset-Backed Certificates, Series 2004-8, Class M1, 3.454% (1 Month USD LIBOR + 105 bps), 1/25/35	182,230
41,152(a)	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 3.084% (1 Month USD LIBOR + 68 bps), 6/25/33 (144A)	41,056
8,798(a)	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A2, 3.304% (1 Month USD LIBOR + 90 bps), 6/25/33 (144A)	8,788
265,568(a)	Countrywide Asset-Backed Certificates, Series 2005-9, Class M1, 2.924% (1 Month USD LIBOR + 52 bps), 1/25/36	266,397
674,471(a)	Countrywide Asset-Backed Certificates, Series 2005-BC1, Class M4, 3.304% (1 Month USD LIBOR + 90 bps), 5/25/35	674,999
469,236(a)	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 2.694% (1 Month USD LIBOR + 29 bps), 6/25/36	468,306
121,205(a)	Countrywide Asset-Backed Certificates, Series 2006-4, Class 1A1M, 2.664% (1 Month USD LIBOR + 26 bps), 7/25/36	121,163
4,823,754(a)	Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 2.694% (1 Month USD LIBOR + 29 bps), 7/25/36	4,758,353
1,437,102	CPS Auto Receivables Trust, Series 2015-A, Class C, 4.0%, 2/16/21 (144A)	1,443,271
122,225	CPS Auto Receivables Trust, Series 2017-D, Class A, 1.87%, 3/15/21 (144A)	122,175
700,087	CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16%, 5/17/21 (144A)	699,699
4,895,889	CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06%, 1/18/22 (144A)	4,910,214
2,600,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class C, 4.29%, 11/15/24 (144A)	2,603,943
1,858,020	Credit Suisse ABS Trust, Series 2018-LD1, Class A, 3.42%, 7/25/24 (144A)	1,859,170

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,594,774(a)	Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 2.644% (1 Month USD LIBOR + 24 bps), 10/25/34 (144A)	$1,594,049
313,945(a)	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB3, Class M2, 3.334% (1 Month USD LIBOR + 93 bps), 5/25/35	315,270
1,312,302(a)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-AGE1, Class M3, 3.054% (1 Month USD LIBOR + 65 bps), 2/25/32	1,311,135
3,760,706(a)	CWABS Asset-Backed Certificates Trust, Series 2004-10, Class MV3, 3.529% (1 Month USD LIBOR + 113 bps), 12/25/34	3,788,948
341,348(a)	CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 3AV2, 2.744% (1 Month USD LIBOR + 34 bps), 5/25/36	340,623
1,314,565(a)	CWABS Asset-Backed Certificates Trust, Series 2005-AB1, Class M1, 3.034% (1 Month USD LIBOR + 63 bps), 8/25/35	1,315,145
3,368,271(a)	CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4M1A, 2.674% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	3,334,372
4,320,692(a)	CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4N1A, 2.674% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	4,255,315
123,807(a)	Dell Equipment Finance Trust, Series 2017-2, Class A2B, 2.704% (1 Month USD LIBOR + 30 bps), 2/24/20 (144A)	123,799
4,292,981	Dell Equipment Finance Trust, Series 2018-2, Class A2, 3.16%, 2/22/21 (144A)	4,316,397
138	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	128
15,357,732	DLL LLC, Series 2018-ST2, Class A2, 3.14%, 10/20/20 (144A)	15,380,242
13,000,000	DLL LLC, Series 2018-ST2, Class A3, 3.46%, 1/20/22 (144A)	13,190,602
920,393(a)	DRB Prime Student Loan Trust, Series 2015-D, Class A1, 4.104% (1 Month USD LIBOR + 170 bps), 1/25/40 (144A)	934,443
654,444(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 4.204% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	670,727
940,234	DRB Prime Student Loan Trust, Series 2016-B, Class A3, 2.23%, 6/25/36 (144A)	936,018
2,702,976(a)	DRB Prime Student Loan Trust, Series 2017-A, Class A1, 3.254% (1 Month USD LIBOR + 85 bps), 5/27/42 (144A)	2,715,927
2,192,933	Drive Auto Receivables Trust, Series 2015-CA, Class D, 4.2%, 9/15/21 (144A)	2,196,896
4,525,076	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02%, 11/15/21 (144A)	4,528,480
1,800,416	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61%, 8/16/21 (144A)	1,800,392
6,800,000	Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63%, 8/15/24	6,855,988
4,794,540	Drive Auto Receivables Trust, Series 2019-1, Class A2A, 3.08%, 9/15/21	4,802,777
8,500,000(a)	Drive Auto Receivables Trust, Series 2019-2, Class A2B, 2.674% (1 Month USD LIBOR + 28 bps), 3/15/22	8,498,978
384,066(a)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.637% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	385,621
4,828,590(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 5.287% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	4,863,940
2,452,680(a)	Drug Royalty III LP 1, Series 2018-1A, Class A1, 4.387% (3 Month USD LIBOR + 160 bps), 10/15/31 (144A)	2,453,187
1,189,717	DT Auto Owner Trust, Series 2017-4A, Class C, 2.86%, 7/17/23 (144A)	1,190,072
6,267,011	DT Auto Owner Trust, Series 2018-3A, Class A, 3.02%, 2/15/22 (144A)	6,284,142
13,187,694	DT Auto Owner Trust, Series 2019-1A, Class A, 3.08%, 9/15/22 (144A)	13,235,605
499,627(a)	Earnest Student Loan Program LLC, Series 2016-C, Class A1, 4.254% (1 Month USD LIBOR + 185 bps), 10/27/36 (144A)	506,065
454,750(a)	Earnest Student Loan Program LLC, Series 2016-D, Class A1, 3.804% (1 Month USD LIBOR + 140 bps), 1/25/41 (144A)	457,147
1,502,861(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 3.404% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	1,505,829
10,000,000(a)	Elevation CLO, Ltd., Series 2015-4A, Class AR, 3.385% (3 Month USD LIBOR + 99 bps), 4/18/27 (144A)	9,999,930
4,200,000(a)	Elevation CLO, Ltd., Series 2015-4A, Class CR, 4.595% (3 Month USD LIBOR + 220 bps), 4/18/27 (144A)	4,199,966
1,399,516	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 2/22/22 (144A)	1,399,980
673,287	Engs Commercial Finance Trust, Series 2018-1A, Class A1, 2.97%, 2/22/21 (144A)	674,295
128,751	Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, 2/22/22 (144A)	128,616
640,471(a)	EquiFirst Mortgage Loan Trust, Series 2004-2, Class M1, 3.229% (1 Month USD LIBOR + 83 bps), 10/25/34	641,023
4,500,000(a)	Evergreen Credit Card Trust, Series 2017-1, Class A, 2.654% (1 Month USD LIBOR + 26 bps), 10/15/21 (144A)	4,501,094
12,000,000(a)	Evergreen Credit Card Trust, Series 2018-2, Class A, 2.744% (1 Month USD LIBOR + 35 bps), 7/15/22 (144A)	12,020,236
16,000,000(a)	Evergreen Credit Card Trust, Series 2019-1, Class A, 2.874% (1 Month USD LIBOR + 48 bps), 1/15/23 (144A)	16,047,131
723,322	Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.9%, 3/15/21 (144A)	725,011
1,956,919	Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83%, 8/16/21 (144A)	1,968,403

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,697,648	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.82%, 5/16/22 (144A)	$1,698,987
1,554,167	Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05%, 12/15/21 (144A)	1,552,767
2,964,765	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75%, 4/15/22 (144A)	2,966,525
2,789,303	Exeter Automobile Receivables Trust, Series 2018-3A, Class A, 2.9%, 1/18/22 (144A)	2,791,613
12,018,915	Exeter Automobile Receivables Trust, Series 2019-1A, Class A, 3.2%, 4/15/22 (144A)	12,058,701
4,875,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.3%, 3/15/24 (144A)	4,954,648
1,148,992(a)	FBR Securitization Trust, Series 2005-3, Class AV1, 2.924% (1 Month USD LIBOR + 52 bps), 10/25/35	1,149,475
3,650,777	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	3,679,406
3,823,807(c)	Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375%, 9/25/28 (144A)	3,832,226
15,466,213(c)	Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279%, 4/25/29 (144A)	15,495,102
1,331,000(c)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396%, 4/25/29 (144A)	1,330,998
56,897(a)	First Franklin Mortgage Loan Trust, Series 2004-FF4, Class M1, 3.259% (1 Month USD LIBOR + 86 bps), 6/25/34	57,015
620,758(a)	First Franklin Mortgage Loan Trust, Series 2004-FFH2, Class M1, 3.154% (1 Month USD LIBOR + 75 bps), 6/25/34	625,976
10,123,263(a)	First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M1, 2.854% (1 Month USD LIBOR + 45 bps), 11/25/36	10,153,954
345,085(a)	First Franklin Mortgage Loan Trust, Series 2005-FFH2, Class M2, 3.214% (1 Month USD LIBOR + 81 bps), 4/25/35 (144A)	346,479
2,955,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.59%, 1/18/22 (144A)	2,959,440
252,784	First Investors Auto Owner Trust, Series 2017-2A, Class A1, 1.86%, 10/15/21 (144A)	252,632
2,590,976	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.23%, 12/15/22 (144A)	2,605,302
6,313,720	First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89%, 3/15/24 (144A)	6,359,869
9,000,000(a)	First National Master Note Trust, Series 2017-2, Class A, 2.834% (1 Month USD LIBOR + 44 bps), 10/16/23	9,007,846
9,250,000(a)	First National Master Note Trust, Series 2018-1, Class A, 2.854% (1 Month USD LIBOR + 46 bps), 10/15/24	9,244,297
845,591	Flagship Credit Auto Trust, Series 2017-2, Class A, 1.85%, 7/15/21 (144A)	844,863
1,345,196	Flagship Credit Auto Trust, Series 2017-4, Class A, 2.07%, 4/15/22 (144A)	1,341,757
17,489,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, 4/15/26 (144A)	17,475,745
305,661(a)	Ford Credit Auto Owner Trust, Series 2017-C, Class A2B, 2.514% (1 Month USD LIBOR + 12 bps), 9/15/20	305,640
9,000,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class A2, 3.014% (1 Month USD LIBOR + 62 bps), 7/15/21	9,001,943
4,925,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2016-5, Class A2, 2.854% (1 Month USD LIBOR + 46 bps), 11/15/21	4,928,725
5,910,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A2, 2.744% (1 Month USD LIBOR + 35 bps), 9/15/22	5,914,124
16,500,000(a)	Fort CRE LLC, Series 2018-1A, Class A1, 3.754% (1 Month USD LIBOR + 135 bps), 11/21/35 (144A)	16,518,030
9,271,738	Foundation Finance Trust, Series 2019-1A, Class A, 3.86%, 11/15/34 (144A)	9,270,302
1,154,870	Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 2.87%, 10/15/21 (144A)	1,155,763
4,380,350	Foursight Capital Automobile Receivables Trust, Series 2017-1, Class A, 2.37%, 4/15/22 (144A)	4,375,357
1,833,648	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/22 (144A)	1,842,910
7,500,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class A2, 2.58%, 3/15/23 (144A)	7,504,434
5,376,170	FREED ABS Trust, Series 2018-1, Class A, 3.61%, 7/18/24 (144A)	5,404,985
14,563,806	FREED ABS Trust, Series 2018-2, Class A, 3.99%, 10/20/25 (144A)	14,707,252
6,659,917	FREED ABS Trust, Series 2019-1, Class A, 3.42%, 6/18/26 (144A)	6,679,058
3,000,000	FREED ABS Trust, Series 2019-1, Class B, 3.87%, 6/18/26 (144A)	3,038,693
120,778(a)	Fremont Home Loan Trust, Series 2005-2, Class M2, 3.124% (1 Month USD LIBOR + 72 bps), 6/25/35	120,936
4,399,184(a)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 2.634% (1 Month USD LIBOR + 23 bps), 1/25/36	4,393,467
7,653,418(a)	Fremont Home Loan Trust, Series 2006-2, Class 1A1, 2.564% (1 Month USD LIBOR + 16 bps), 2/25/36	7,596,856
375,000(a)	Galaxy XXI CLO, Ltd., Series 2015-21A, Class X, 3.092% (3 Month USD LIBOR + 50 bps), 4/20/31 (144A)	374,971
2,328,276(a)	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A1, 2.629% (1 Month USD LIBOR + 23 bps), 12/25/35	2,340,215

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
7,402,061	GLS Auto Receivables Issuer Trust, Series 2019-1A, Class A, 3.37%, 1/17/23 (144A)	$7,463,520
16,857,896	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.06%, 4/17/23 (144A)	16,954,787
610,517	GLS Auto Receivables Trust, Series 2017-1A, Class A2, 2.67%, 4/15/21 (144A)	610,498
3,861,129	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/22 (144A)	3,866,381
800,000	GLS Auto Receivables Trust, Series 2018-1A, Class B, 3.52%, 8/15/23 (144A)	809,144
3,827,952	GLS Auto Receivables Trust, Series 2018-2A, Class A, 3.25%, 4/18/22 (144A)	3,837,291
6,344,849	GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.35%, 8/15/22 (144A)	6,374,017
2,321,427	GM Financial Automobile Leasing Trust, Series 2018-1, Class A2A, 2.39%, 4/20/20	2,321,219
2,401,476(a)	GM Financial Automobile Leasing Trust, Series 2018-1, Class A2B, 2.583% (1 Month USD LIBOR + 20 bps), 4/20/20	2,401,475
2,211,572(a)	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A2B, 2.484% (1 Month USD LIBOR + 9 bps), 1/19/21	2,210,932
66,505(b)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	66,546
4,700,000(a)	GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 2.964% (1 Month USD LIBOR + 57 bps), 1/18/22 (144A)	4,714,100
6,500,000(a)	GMF Floorplan Owner Revolving Trust, Series 2018-3, Class A, 2.714% (1 Month USD LIBOR + 32 bps), 9/15/22 (144A)	6,501,295
15,750,000(a)	GMF Floorplan Owner Revolving Trust, Series 2018-4, Class A2, 2.804% (1 Month USD LIBOR + 41 bps), 9/15/23 (144A)	15,705,456
1,875,000(a)	Goldentree Loan Management US CLO 3, Ltd., Series 2018-3A, Class X, 3.142% (3 Month USD LIBOR + 55 bps), 4/20/30 (144A)	1,874,976
14,900,000(a)	GPMT, Ltd., Series 2019-FL2, Class A, 3.694% (1 Month USD LIBOR + 130 bps), 2/22/36 (144A)	14,965,041
4,100,000(a)	Gracie Point International Premium Funding, Series 2018-A, Class 1, 3.82% (3 Month USD LIBOR + 130 bps), 3/1/20 (144A)	4,100,000
7,879,000	Great American Auto Leasing, Inc., Series 2019-1, Class A2, 2.97%, 6/15/21 (144A)	7,914,347
318,750(a)	Greywolf CLO II, Ltd., Series 2013-1A, Class X, 3.297% (3 Month USD LIBOR + 70 bps), 10/15/29 (144A)	318,746
70,964(a)	GSAA Home Equity Trust, Series 2004-11, Class 2A1, 3.064% (1 Month USD LIBOR + 66 bps), 12/25/34	71,114
4,431,767(a)	GSAA Home Equity Trust, Series 2005-6, Class A3, 2.774% (1 Month USD LIBOR + 37 bps), 6/25/35	4,434,131
693,562(a)	GSAA Home Equity Trust, Series 2005-9, Class 2A3, 2.774% (1 Month USD LIBOR + 37 bps), 8/25/35	694,036
2,008,041(a)	GSAMP Trust, Series 2004-HE2, Class M1, 3.379% (1 Month USD LIBOR + 98 bps), 9/25/34	2,024,062
6,103,933(a)	GSAMP Trust, Series 2005-HE4, Class M2, 3.139% (1 Month USD LIBOR + 74 bps), 7/25/45	6,109,937
713,215(a)	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 2.704% (1 Month USD LIBOR + 30 bps), 3/25/35 (144A)	710,713
224,411(a)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.704% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	224,383
1,250,000(a)	Harbor Park CLO, Ltd., Series 2018-1A, Class X, 3.739% (3 Month USD LIBOR + 90 bps), 1/20/31 (144A)	1,249,941
4,470,000	Harley-Davidson Motorcycle Trust, Series 2019-A, Class A2, 2.37%, 5/15/22	4,469,911
483,555	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	489,174
3,600,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class D, 5.762% (1 Month USD LIBOR + 335 bps), 4/10/30 (144A)	3,611,500
2,400,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.912% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	2,403,306
2,502,246(a)	Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, 3.062% (1 Month USD LIBOR + 65 bps), 4/10/31 (144A)	2,504,396
7,000,000(a)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A1, 2.912% (1 Month USD LIBOR + 50 bps), 5/10/32 (144A)	7,004,180
67,345	Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26 (144A)	66,831
846,095(a)	Holmes Master Issuer Plc, Series 2018-2A, Class A1, 2.744% (1 Month USD LIBOR + 35 bps), 7/15/19 (144A)	846,093
232,525(a)	Home Equity Asset Trust, Series 2004-8, Class M1, 3.274% (1 Month USD LIBOR + 87 bps), 3/25/35	233,363
3,247,604(a)	Home Equity Asset Trust, Series 2005-3, Class M4, 3.044% (1 Month USD LIBOR + 64 bps), 8/25/35	3,275,903
2,800,082(a)	Home Equity Asset Trust, Series 2005-6, Class M2, 2.894% (1 Month USD LIBOR + 49 bps), 12/25/35	2,807,083
135,483(a)	Home Equity Asset Trust, Series 2005-7, Class M1, 2.854% (1 Month USD LIBOR + 45 bps), 1/25/36	136,026
6,341,741(a)	Home Equity Asset Trust, Series 2006-3, Class 2A4, 2.714% (1 Month USD LIBOR + 31 bps), 7/25/36	6,354,869
1,930,231(a)	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A4, 2.704% (1 Month USD LIBOR + 30 bps), 12/25/35	1,931,528
726,323(a)	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M1, 2.774% (1 Month USD LIBOR + 37 bps), 1/25/36	725,200

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
4,000,000(a)	Invitation Homes Trust, Series 2018-SFR1, Class B, 3.344% (1 Month USD LIBOR + 95 bps), 3/17/37 (144A)	$3,953,244
5,479,251(a)	Invitation Homes Trust, Series 2018-SFR1, Class E, 4.394% (1 Month USD LIBOR + 200 bps), 3/17/37 (144A)	5,487,827
6,856,743(a)	Invitation Homes Trust, Series 2018-SFR3, Class E, 4.394% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	6,867,472
13,821,000(a)	Invitation Homes Trust, Series 2018-SFR4, Class E, 4.344% (1 Month USD LIBOR + 195 bps), 1/17/38 (144A)	13,820,959
428,571(a)	Jefferson Mill CLO Ltd., Series 2015-1I, Class XR, 3.181% (3 Month USD LIBOR + 60 bps), 10/20/31	428,566
395,930(a)	JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M4, 3.379% (1 Month USD LIBOR + 98 bps), 7/25/35	396,566
429,177(a)	JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 2.634% (1 Month USD LIBOR + 23 bps), 7/25/36	429,048
1,400,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)	1,421,162
4,438,327(a)	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class M2, 3.104% (1 Month USD LIBOR + 70 bps), 7/25/34 (144A)	4,441,232
6,398,492(a)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 2.98% (1 Month USD LIBOR + 55 bps), 11/25/42 (144A)	6,401,284
2,806,167	Laurel Road Prime Student Loan Trust, Series 2018-B, Class A1FX, 2.68%, 5/26/43 (144A)	2,804,536
475,000(a)	LCM 28, Ltd., Series 28A, Class X, 3.492% (3 Month USD LIBOR + 90 bps), 10/20/30 (144A)	474,992
1,010,061(a)	Lehman XS Trust, Series 2005-4, Class 1A3, 3.204% (1 Month USD LIBOR + 80 bps), 10/25/35	1,004,775
12,000,000(a)	LoanCore Issuer, Ltd., Series 2018-CRE1, Class A, 3.524% (1 Month USD LIBOR + 113 bps), 5/15/28 (144A)	12,022,429
7,500,000(a)	LoanCore Issuer, Ltd., Series 2019-CRE2, Class A, 3.524% (1 Month USD LIBOR + 113 bps), 5/9/36 (144A)	7,518,772
2,000,000(a)	Madison Park Funding XXXII, Ltd., Series 2018-32A, Class X, 3.192% (3 Month USD LIBOR + 60 bps), 1/22/31 (144A)	1,999,974
1,000,001(a)	Magnetite XV, Ltd., Series 2015-15A, Class X, 3.13% (3 Month USD LIBOR + 55 bps), 7/25/31 (144A)	999,987
15,700,000(a)	Marathon CRE, Ltd., Series 2018-FL1, Class A, 3.544% (1 Month USD LIBOR + 115 bps), 6/15/28 (144A)	15,734,333
1,271,114	Marlette Funding Trust, Series 2017-1A, Class B, 4.114%, 3/15/24 (144A)	1,274,444
5,400,000	Marlette Funding Trust, Series 2017-1A, Class C, 6.658%, 3/15/24 (144A)	5,495,997
5,047,417	Marlette Funding Trust, Series 2018-1A, Class A, 2.61%, 3/15/28 (144A)	5,045,305
2,421,380	Marlette Funding Trust, Series 2018-2A, Class A, 3.06%, 7/17/28 (144A)	2,424,011
5,182,370	Marlette Funding Trust, Series 2018-3A, Class A, 3.2%, 9/15/28 (144A)	5,197,237
2,500,000	Marlette Funding Trust, Series 2018-3A, Class B, 3.86%, 9/15/28 (144A)	2,529,509
8,383,367	Marlette Funding Trust, Series 2019-1A, Class A, 3.44%, 4/16/29 (144A)	8,454,775
20,000,000	Marlette Funding Trust, Series 2019-2A, Class A, 3.13%, 7/16/29 (144A)	20,116,514
11,000,000	Marlette Funding Trust, Series 2019-3A, Class A, 2.69%, 9/17/29 (144A)	10,999,106
4,508,596	Marlin Receivables LLC, Series 2018-1A, Class A2, 3.05%, 10/20/20 (144A)	4,517,458
15,500,000(a)	Master Credit Card Trust, Series 2019-1A, Class A, 2.863% (1 Month USD LIBOR + 48 bps), 7/21/22 (144A)	15,535,577
9,300,000(a)	Master Credit Card Trust II, Series 2018-3A, Class A, 2.723% (1 Month USD LIBOR + 34 bps), 1/21/22 (144A)	9,305,709
748,118	Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A2, 2.2%, 4/15/20	748,016
418,354(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1B, 3.264% (1 Month USD LIBOR + 86 bps), 6/25/35	416,434
2,941,420(a)	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M1, 3.154% (1 Month USD LIBOR + 75 bps), 6/25/36	2,954,441
6,849,026(b)	MFA Trust, Series 2017-NPL1, Class A1, 3.352%, 11/25/47 (144A)	6,819,463
75,977(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE6, Class M1, 2.794% (1 Month USD LIBOR + 39 bps), 11/25/35	75,985
344,832(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC1, Class M2, 3.139% (1 Month USD LIBOR + 74 bps), 1/25/35	345,844
99,603(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M4, 3.364% (1 Month USD LIBOR + 96 bps), 6/25/35	99,804
2,092,898(a)	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 2.694% (1 Month USD LIBOR + 29 bps), 2/25/36	2,080,166
67,204(a)	Morgan Stanley Home Equity Loan Trust, Series 2005-1, Class M3, 3.184% (1 Month USD LIBOR + 78 bps), 12/25/34	67,349
676,778(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 2.684% (1 Month USD LIBOR + 28 bps), 2/25/36	678,325
1,850,636(a)	Motor Plc, Series 2017-1A, Class A1, 2.934% (1 Month USD LIBOR + 53 bps), 9/25/24 (144A)	1,849,407
3,323,574(a)	National Collegiate Trust, Series 2007-A, Class A, 2.699% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	3,232,905
14,376,438(c)	Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76%, 2/25/28 (144A)	14,376,438
13,500,000(c)	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651%, 6/25/29 (144A)	13,499,992
482,124(a)	Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4, 2.684% (1 Month USD LIBOR + 28 bps), 9/25/36	480,997

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
6,500,000(a)	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 3.034% (1 Month USD LIBOR + 63 bps), 9/25/23 (144A)	$6,512,817
1,100,000(a)	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class C, 3.454% (1 Month USD LIBOR + 105 bps), 9/25/23 (144A)	1,102,543
9,556	Navitas Equipment Receivables LLC, Series 2016-1, Class A2, 2.2%, 6/15/21 (144A)	9,554
4,600,000	Navitas Equipment Receivables LLC, Series 2016-1, Class B, 3.22%, 10/15/21 (144A)	4,596,955
9,912,891(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 2.443% (3 Month USD LIBOR + 10 bps), 3/23/37	9,712,926
475,000(a)	Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class X, 3.197% (3 Month USD LIBOR + 60 bps), 1/15/28 (144A)	474,995
5,000,000(a)	Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class XR2, 3.492% (3 Month USD LIBOR + 90 bps), 10/21/30 (144A)	4,999,920
2,750,000(a)	Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class XR, 3.488% (3 Month USD LIBOR + 90 bps), 10/17/30 (144A)	2,749,964
6,457,095(a)	New Century Home Equity Loan Trust, Series 2005-1, Class M1, 3.079% (1 Month USD LIBOR + 68 bps), 3/25/35	6,470,894
3,776,441(a)	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 3.079% (1 Month USD LIBOR + 68 bps), 6/25/35	3,778,527
4,967,756(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 4.404% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	4,964,238
5,911,747(a)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 4.104% (1 Month USD LIBOR + 170 bps), 2/25/44 (144A)	5,911,741
4,547,498(a)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 5.404% (1 Month USD LIBOR + 300 bps), 2/25/44 (144A)	4,547,490
5,000,000(a)	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A1, 3.494% (1 Month USD LIBOR + 110 bps), 9/15/21 (144A)	5,008,131
14,050,000(a)	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A1, 3.244% (1 Month USD LIBOR + 85 bps), 4/18/22 (144A)	14,105,309
5,300,000(a)	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 3.074% (1 Month USD LIBOR + 68 bps), 10/17/22 (144A)	5,318,432
191,327(a)	Nissan Auto Lease Trust, Series 2017-B, Class A2B, 2.604% (1 Month USD LIBOR + 21 bps), 12/16/19	191,335
6,600,000(a)	Nissan Master Owner Trust Receivables, Series 2017-C, Class A, 2.714% (1 Month USD LIBOR + 32 bps), 10/17/22	6,602,557
194,756(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 3.184% (1 Month USD LIBOR + 78 bps), 5/25/33	195,306
3,949,476(a)	NovaStar Mortgage Funding Trust, Series 2005-1, Class M4, 3.45% (1 Month USD LIBOR + 102 bps), 6/25/35	3,954,118
4,945,322(a)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 3.079% (1 Month USD LIBOR + 68 bps), 1/25/36	4,939,395
797,657	NYCTL Trust, Series 2017-A, Class A, 1.87%, 11/10/30 (144A)	797,791
4,782,785(b)	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.0%, 7/25/57 (144A)	4,785,223
250,000(a)	OCP CLO, Ltd., Series 2014-6A, Class X, 3.288% (3 Month USD LIBOR + 70 bps), 10/17/30 (144A)	249,854
2,900,000(a)	OCP CLO, Ltd., Series 2015-8A, Class A1R, 3.438% (3 Month USD LIBOR + 85 bps), 4/17/27 (144A)	2,897,715
3,000,000(a)	Octagon Investment Partners XVI, Ltd., Series 2013-1A, Class XR, 3.138% (3 Month USD LIBOR + 55 bps), 7/17/30 (144A)	2,999,967
5,600,000(a)	Octagon Investment Partners XVII, Ltd., Series 2013-1A, Class A1R2, 3.58% (3 Month USD LIBOR + 100 bps), 1/25/31 (144A)	5,542,449
4,500,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class XRR, 3.278% (3 Month USD LIBOR + 75 bps), 2/14/31 (144A)	4,499,919
4,875,000(a)	Octagon Investment Partners XXII, Ltd., Series 2014-1A, Class XRR, 3.242% (3 Month USD LIBOR + 65 bps), 1/22/30 (144A)	4,874,439
2,250,000(a)	OHA Credit Funding 3, Ltd., Series 2019-3A, Class X, 0.0% (3 Month USD LIBOR + 65 bps), 7/20/32 (144A)	2,249,998
14,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 3/18/26 (144A)	14,125,721
6,650,000(a)	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 3.201% (1 Month USD LIBOR + 80 bps), 9/14/32 (144A)	6,663,738
220,480(a)	Option One Mortgage Loan Trust, Series 2005-1, Class A1B, 3.064% (1 Month USD LIBOR + 66 bps), 2/25/35	220,443
7,137,291(a)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 3.139% (1 Month USD LIBOR + 74 bps), 8/25/35	7,149,619
2,720,603(a)	Option One Mortgage Loan Trust, Series 2005-4, Class M1, 2.844% (1 Month USD LIBOR + 44 bps), 11/25/35	2,724,921
2,692,337(a)	Option One Mortgage Loan Trust, Series 2006-1, Class 2A3, 2.594% (1 Month USD LIBOR + 19 bps), 1/25/36	2,692,486
12,734(b)	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.9%, 3/25/37	12,833
460,566(a)	Oscar US Funding Trust VII LLC, Series 2017-2A, Class A2B, 3.062% (1 Month USD LIBOR + 65 bps), 11/10/20 (144A)	460,654

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
97,814	Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A, 2.91%, 4/12/21 (144A)	$97,883
2,223,050(a)	Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2B, 2.902% (1 Month USD LIBOR + 49 bps), 4/12/21 (144A)	2,223,366
6,634,910	Oscar US Funding Trust IX LLC, Series 2018-2A, Class A2A, 3.15%, 8/10/21 (144A)	6,651,437
8,800,000	Oscar US Funding X LLC, Series 2019-1A, Class A2, 3.1%, 4/11/22 (144A)	8,842,856
83,465	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	84,196
3,062,500(a)	OZLM VIII, Ltd., Series 2014-8A, Class XRR, 3.288% (3 Month USD LIBOR + 70 bps), 10/17/29 (144A)	3,062,463
2,000,000(a)	OZLM XXII, Ltd., Series 2018-22A, Class X, 3.138% (3 Month USD LIBOR + 55 bps), 1/17/31 (144A)	1,998,844
15,709,183(a)	Palmer Square CLO, Ltd., Series 2018-3A, Class A1, 3.368% (3 Month USD LIBOR + 85 bps), 8/15/26 (144A)	15,693,034
4,629,085(a)	Palmer Square Loan Funding, Ltd., Series 2017-1A, Class A1, 3.337% (3 Month USD LIBOR + 74 bps), 10/15/25 (144A)	4,620,415
11,376,911(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A1, 3.197% (3 Month USD LIBOR + 60 bps), 4/15/26 (144A)	11,322,018
4,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A2, 3.647% (3 Month USD LIBOR + 105 bps), 4/15/26 (144A)	4,184,478
4,316,313(a)	Palmer Square Loan Funding, Ltd., Series 2018-2A, Class A1, 3.247% (3 Month USD LIBOR + 65 bps), 7/15/26 (144A)	4,301,568
10,173,154(a)	Palmer Square Loan Funding, Ltd., Series 2018-4A, Class A1, 3.418% (3 Month USD LIBOR + 90 bps), 11/15/26 (144A)	10,178,872
45,042(a)	People's Choice Home Loan Securities Trust, Series 2004-2, Class M1, 3.304% (1 Month USD LIBOR + 90 bps), 10/25/34	45,075
5,000,000(a)	Pepper Residential Securities Trust, Series 19A, Class A1U2, 2.763% (1 Month USD LIBOR + 35 bps), 10/12/19 (144A)	4,990,105
4,750,000(a)	PFS Financing Corp., Series 2017-C, Class A, 2.864% (1 Month USD LIBOR + 47 bps), 10/15/21 (144A)	4,748,910
5,750,000(a)	PFS Financing Corp., Series 2017-C, Class B, 3.194% (1 Month USD LIBOR + 80 bps), 10/15/21 (144A)	5,740,372
6,700,000(a)	PFS Financing Corp., Series 2017-BA, Class A1, 2.994% (1 Month USD LIBOR + 60 bps), 7/15/22 (144A)	6,712,019
17,500,000(a)	PFS Financing Corp., Series 2018-E, Class A, 2.844% (1 Month USD LIBOR + 45 bps), 10/15/22 (144A)	17,499,069
219,777(a)	Popular ABS Mortgage Pass-Through Trust, Series 2005-A, Class M1, 2.834% (1 Month USD LIBOR + 43 bps), 6/25/35	219,928
3,050,573	Prosper Marketplace Issuance Trust, Series 2019-1A, Class A, 3.54%, 4/15/25 (144A)	3,064,518
1,150,220(b)	PRPM LLC, Series 2017-1A, Class A1, 4.25%, 1/25/22 (144A)	1,162,505
2,600,000	Purchasing Power Funding LLC, Series 2018-A, Class B, 3.58%, 8/15/22 (144A)	2,607,967
44,960(a)	RAAC Trust, Series 2005-RP3, Class M1, 3.204% (1 Month USD LIBOR + 80 bps), 5/25/39 (144A)	44,958
8,500,000(a)	RAAC Trust, Series 2006-RP1, Class M2, 3.604% (1 Month USD LIBOR + 120 bps), 10/25/45 (144A)	8,591,838
962,423(a)	RAMP Trust, Series 2005-EFC6, Class M2, 3.049% (1 Month USD LIBOR + 65 bps), 11/25/35	963,907
368,525(a)	RAMP Trust, Series 2005-RS2, Class M3, 2.954% (1 Month USD LIBOR + 55 bps), 2/25/35	368,823
7,350,000(a)	RAMP Trust, Series 2005-RS7, Class M1, 2.904% (1 Month USD LIBOR + 50 bps), 7/25/35	7,370,523
4,738,432(a)	RAMP Trust, Series 2005-RZ2, Class M4, 2.964% (1 Month USD LIBOR + 56 bps), 5/25/35	4,744,876
163,659(a)	RAMP Trust, Series 2006-EFC2, Class A3, 2.564% (1 Month USD LIBOR + 16 bps), 12/25/36	163,440
31,477(a)	RAMP Trust, Series 2006-RZ3, Class A3, 2.694% (1 Month USD LIBOR + 29 bps), 8/25/36	31,473
4,418,129(a)	RAMP Trust, Series 2006-RZ4, Class A3, 2.674% (1 Month USD LIBOR + 27 bps), 10/25/36	4,408,173
1,499,484(a)	RASC Trust, Series 2001-KS3, Class AII, 2.864% (1 Month USD LIBOR + 46 bps), 9/25/31	1,484,366
2,209,206(a)	RASC Trust, Series 2005-EMX3, Class M3, 2.864% (1 Month USD LIBOR + 46 bps), 9/25/35	2,212,162
1,366,713(a)	RASC Trust, Series 2005-EMX4, Class M2, 3.064% (1 Month USD LIBOR + 66 bps), 11/25/35	1,369,758
1,635,215(a)	RASC Trust, Series 2005-KS1, Class M1, 3.079% (1 Month USD LIBOR + 68 bps), 2/25/35	1,642,143
1,774,038(a)	RASC Trust, Series 2005-KS2, Class M1, 3.049% (1 Month USD LIBOR + 65 bps), 3/25/35	1,776,052
1,353,041(a)	RASC Trust, Series 2005-KS7, Class M4, 3.274% (1 Month USD LIBOR + 87 bps), 8/25/35	1,356,847
1,166,269(a)	RASC Trust, Series 2005-KS8, Class M3, 2.884% (1 Month USD LIBOR + 48 bps), 8/25/35	1,167,887

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
739,431(a)	RASC Trust, Series 2005-KS10, Class M1, 2.814% (1 Month USD LIBOR + 41 bps), 11/25/35	$739,814
307,459(a)	RASC Trust, Series 2005-KS11, Class M1, 2.804% (1 Month USD LIBOR + 40 bps), 12/25/35	307,949
4,832,784(a)	RASC Trust, Series 2005-KS12, Class M1, 2.844% (1 Month USD LIBOR + 44 bps), 1/25/36	4,840,710
10,139,289(a)	Ready Capital Mortgage Financing LLC, Series 2018-FL2, Class A, 3.28% (1 Month USD LIBOR + 85 bps), 6/25/35 (144A)	10,108,756
5,352,763(c)	RMF Buyout Issuance Trust, Series 2018-1, Class A, 3.436%, 11/25/28 (144A)	5,356,190
2,000,000(c)	RMF Buyout Issuance Trust, Series 2018-1, Class M1, 3.912%, 11/25/28 (144A)	2,027,080
7,500,000(a)	Rosy, Series 2018-1, Class A2, 5.644% (1 Month USD LIBOR + 325 bps), 12/15/25 (144A)	7,500,000
47,385(a)	Salomon Mortgage Loan Trust, Series 2001-CB4, Class 1A1, 3.304% (1 Month USD LIBOR + 90 bps), 11/25/33	47,459
812,033	Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09%, 4/15/22	812,728
8,000,000(a)	Santander Drive Auto Receivables Trust, Series 2019-1, Class A2B, 2.664% (1 Month USD LIBOR + 27 bps), 1/18/22	7,999,714
11,567(a)	Santander Retail Auto Lease Trust, Series 2017-A, Class A2B, 2.653% (1 Month USD LIBOR + 27 bps), 3/20/20 (144A)	11,567
57,148(a)	SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M1, 3.229% (1 Month USD LIBOR + 83 bps), 12/25/34	57,126
4,140,486(a)	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 2.554% (1 Month USD LIBOR + 15 bps), 9/25/36	4,119,025
965,826	SCF Equipment Leasing LLC, Series 2017-1A, Class A, 3.77%, 1/20/23 (144A)	978,016
1,664,882	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	1,681,230
9,204,265	SCF Equipment Leasing LLC, Series 2019-1A, Class A1, 3.04%, 3/20/23 (144A)	9,244,905
29,923(a)	Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 2.834% (1 Month USD LIBOR + 43 bps), 10/25/35	29,696
9,532,411	Securitized Term Auto Receivables Trust, Series 2019-1A, Class A2, 2.862%, 5/25/21 (144A)	9,558,127
901,103(a)	Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, 2.754% (1 Month USD LIBOR + 35 bps), 4/25/37 (144A)	890,697
3,642,373(a)	SG Mortgage Securities Trust, Series 2005-OPT1, Class M1, 2.834% (1 Month USD LIBOR + 43 bps), 10/25/35	3,644,746
264,396	Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32 (144A)	263,587
1,875,451	Skopos Auto Receivables Trust, Series 2018-1A, Class A, 3.19%, 9/15/21 (144A)	1,876,355
9,749,236(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 2.65% (3 Month USD LIBOR + 24 bps), 12/16/41	9,503,520
14,000,000(a)	SLM Student Loan Trust, Series 2006-10, Class A6, 2.73% (3 Month USD LIBOR + 15 bps), 3/25/44	13,511,032
3,802,183	Sofi Consumer Loan Program LLC, Series 2016-1, Class A, 3.26%, 8/25/25 (144A)	3,838,654
1,463,008	Sofi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/25 (144A)	1,468,473
688,999	Sofi Consumer Loan Program LLC, Series 2016-3, Class A, 3.05%, 12/26/25 (144A)	692,109
2,224,671	Sofi Consumer Loan Program LLC, Series 2016-4, Class A, 3.18%, 11/25/25 (144A)	2,237,818
6,370,892	Sofi Consumer Loan Program LLC, Series 2017-1, Class A, 3.28%, 1/26/26 (144A)	6,422,214
233,102	Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 5/25/26 (144A)	233,541
132,252	Sofi Consumer Loan Program LLC, Series 2017-5, Class A1, 2.14%, 9/25/26 (144A)	132,172
421,093	Sofi Consumer Loan Program LLC, Series 2017-6, Class A1, 2.2%, 11/25/26 (144A)	420,794
1,234,964	Sofi Consumer Loan Program Trust, Series 2018-1, Class A1, 2.55%, 2/25/27 (144A)	1,234,363
1,298,634	Sofi Consumer Loan Program Trust, Series 2018-2, Class A1, 2.93%, 4/26/27 (144A)	1,300,102
3,315,101	Sofi Consumer Loan Program Trust, Series 2018-3, Class A1, 3.2%, 8/25/27 (144A)	3,325,869
10,601,674	Sofi Consumer Loan Program Trust, Series 2018-4, Class A, 3.54%, 11/26/27 (144A)	10,723,418
7,987,993	Sofi Consumer Loan Program Trust, Series 2019-1, Class A, 3.24%, 2/25/28 (144A)	8,066,858
6,547,449	SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.01%, 4/25/28 (144A)	6,589,688
3,054,629(a)	Sofi Professional Loan Program LLC, Series 2014-B, Class A1, 3.654% (1 Month USD LIBOR + 125 bps), 8/25/32 (144A)	3,062,798

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
962,956(a)	Sofi Professional Loan Program LLC, Series 2015-B, Class A1, 3.454% (1 Month USD LIBOR + 105 bps), 4/25/35 (144A)	$972,261
1,052,682(a)	Sofi Professional Loan Program LLC, Series 2015-C, Class A1, 3.454% (1 Month USD LIBOR + 105 bps), 8/27/35 (144A)	1,060,837
1,785,647(a)	Sofi Professional Loan Program LLC, Series 2016-A, Class A1, 4.154% (1 Month USD LIBOR + 175 bps), 8/25/36 (144A)	1,812,952
1,497,602(a)	Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 3.604% (1 Month USD LIBOR + 120 bps), 6/25/33 (144A)	1,511,134
755,073(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 3.504% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	760,077
985,665(a)	Sofi Professional Loan Program LLC, Series 2016-D, Class A1, 3.354% (1 Month USD LIBOR + 95 bps), 1/25/39 (144A)	988,506
3,047,115(a)	Sofi Professional Loan Program LLC, Series 2016-E, Class A1, 3.254% (1 Month USD LIBOR + 85 bps), 7/25/39 (144A)	3,045,156
734,528(a)	Sofi Professional Loan Program LLC, Series 2017-A, Class A1, 3.104% (1 Month USD LIBOR + 70 bps), 3/26/40 (144A)	735,593
195,586	Sofi Professional Loan Program LLC, Series 2017-B, Class A1FX, 1.83%, 5/25/40 (144A)	195,302
870,560(a)	Sofi Professional Loan Program LLC, Series 2017-C, Class A1, 3.004% (1 Month USD LIBOR + 60 bps), 7/25/40 (144A)	867,880
2,179,136	Sofi Professional Loan Program LLC, Series 2017-D, Class A1FX, 1.72%, 9/25/40 (144A)	2,173,986
1,882,150(a)	Sofi Professional Loan Program LLC, Series 2017-E, Class A1, 2.904% (1 Month USD LIBOR + 50 bps), 11/26/40 (144A)	1,875,709
886,202	Sofi Professional Loan Program LLC, Series 2017-F, Class A1FX, 2.05%, 1/25/41 (144A)	884,314
2,303,470(a)	Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 2.754% (1 Month USD LIBOR + 35 bps), 2/25/42 (144A)	2,297,585
1,954,182	Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 2/25/42 (144A)	1,955,737
9,403,582	Sofi Professional Loan Program Trust, Series 2018-B, Class A1FX, 2.64%, 8/25/47 (144A)	9,425,195
18,500,000	Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 5/15/28 (144A)	18,740,646
1,625,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2018-T1, Class AT1, 3.62%, 10/17/50 (144A)	1,648,009
750,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2018-T1, Class CT1, 4.16%, 10/17/50 (144A)	760,071
4,500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class E, 4.994% (1 Month USD LIBOR + 260 bps), 1/17/35 (144A)	4,499,982
2,750,000(a)	Stewart Park CLO, Ltd., Series 2015-1A, Class X, 3.197% (3 Month USD LIBOR + 60 bps), 1/15/30 (144A)	2,749,973
2,232,223(a)	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A1, 3.164% (1 Month USD LIBOR + 76 bps), 1/25/33	2,235,265
1,445,809(a)	Structured Asset Investment Loan Trust, Series 2004-10, Class A4, 3.404% (1 Month USD LIBOR + 100 bps), 11/25/34	1,449,206
118,061(a)	Structured Asset Investment Loan Trust, Series 2004-10, Class A7, 3.464% (1 Month USD LIBOR + 106 bps), 11/25/34	118,603
311,001(a)	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M1, 2.874% (1 Month USD LIBOR + 47 bps), 7/25/35	311,404
3,865,626(a)	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 3.124% (1 Month USD LIBOR + 72 bps), 9/25/35	3,888,693
100,000(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M4, 2.874% (1 Month USD LIBOR + 47 bps), 5/25/35	100,439
4,450,162(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OPT1, Class A1, 2.584% (1 Month USD LIBOR + 18 bps), 4/25/36	4,388,369
2,223,463(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-TC1, Class A, 2.704% (1 Month USD LIBOR + 30 bps), 4/25/31 (144A)	2,218,412
506,269(a)	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs, Series 2003-BC2, Class M1, 3.904% (1 Month USD LIBOR + 150 bps), 2/25/33	511,918
1,224,356(a)	Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M1, 2.834% (1 Month USD LIBOR + 43 bps), 9/25/35	1,226,485
583,507(a)	Structured Asset Securities Corp. Trust, Series 2005-WF1, Class A3, 3.064% (1 Month USD LIBOR + 66 bps), 2/25/35	583,973
1,250,000(a)	Symphony CLO XIX, Ltd., Series 2018-19A, Class X, 3.101% (3 Month USD LIBOR + 50 bps), 4/16/31 (144A)	1,249,988
875,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	875,096
2,103,773	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	2,099,398
1,327,132	TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class A, 1.93%, 6/15/22 (144A)	1,323,534
1,966,163(a)	Terwin Mortgage Trust, Series 2006-1, Class 1A3, 2.784% (1 Month USD LIBOR + 38 bps), 1/25/37 (144A)	1,972,607
5,878,221(a)	Terwin Mortgage Trust, Series 2006-3, Class 1A2, 2.634% (1 Month USD LIBOR + 23 bps), 4/25/37 (144A)	5,875,604
1,000,000(a)	THL Credit Wind River CLO, Ltd., Series 2015-1A, Class X, 3.242% (3 Month USD LIBOR + 65 bps), 10/20/30 (144A)	992,002

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
5,499,397	Tidewater Auto Receivables Trust, Series 2016-AA, Class D, 5.86%, 11/15/21 (144A)	$5,516,513
2,525,601	Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.12%, 7/15/22 (144A)	2,531,043
4,552,360	TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/29 (144A)	4,548,945
16,923,147(a)	Towd Point Asset Trust, Series 2018-SL1, Class A, 3.004% (1 Month USD LIBOR + 60 bps), 1/25/46 (144A)	16,693,135
11,000,000(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 3.454% (1 Month USD LIBOR + 105 bps), 1/25/46 (144A)	10,519,972
8,432,641(c)	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.75%, 11/25/60 (144A)	8,469,304
816,660(c)	Towd Point Mortgage Trust, Series 2015-4, Class A1, 3.5%, 4/25/55 (144A)	825,096
2,250,772(c)	Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.5%, 2/25/55 (144A)	2,281,802
7,590,317(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.004% (1 Month USD LIBOR + 60 bps), 2/25/57 (144A)	7,568,392
3,133,416(c)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	3,118,796
10,365,788(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	10,350,298
10,474,586(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 3.404% (1 Month USD LIBOR + 100 bps), 10/25/48 (144A)	10,515,612
3,766,975(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, 3.404% (1 Month USD LIBOR + 100 bps), 5/25/58 (144A)	3,788,799
669,224(a)	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A2B, 2.474% (1 Month USD LIBOR + 8 bps), 7/15/20	669,196
8,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 3.244% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)	8,027,099
2,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 4.094% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	2,007,420
13,750,000(a)	Trafigura Securitisation Finance Plc, Series 2018-1A, Class A1, 3.124% (1 Month USD LIBOR + 73 bps), 3/15/22 (144A)	13,662,619
2,500,000	Trafigura Securitisation Finance Plc, Series 2018-1A, Class B, 4.29%, 3/15/22 (144A)	2,560,363
3,230,769(a)	Tralee CLO V, Ltd., Series 2018-5A, Class AX, 3.292% (3 Month USD LIBOR + 70 bps), 10/20/28 (144A)	3,230,724
18,500,000(a)	Trillium Credit Card Trust II, Series 2018-2A, Class A, 2.752% (1 Month USD LIBOR + 35 bps), 9/26/23 (144A)	18,515,873
20,000,000(a)	Trillium Credit Card Trust II, Series 2019-1A, Class A, 2.882% (1 Month USD LIBOR + 48 bps), 1/26/24 (144A)	20,036,606
706,013	United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.76%, 10/13/20 (144A)	705,925
3,320,000	United Auto Credit Securitization Trust, Series 2018-2, Class B, 3.56%, 8/10/22 (144A)	3,332,183
12,550,648	United Auto Credit Securitization Trust, Series 2019-1, Class A, 2.82%, 7/12/21 (144A)	12,565,838
8,680,000	United Auto Credit Securitization Trust, Series 2019-1, Class B, 3.03%, 4/10/24 (144A)	8,729,238
5,932,156	Upstart Securitization Trust, Series 2018-1, Class B, 3.887%, 8/20/25 (144A)	5,944,694
2,596,043	Upstart Securitization Trust, Series 2018-2, Class A, 3.33%, 12/22/25 (144A)	2,599,792
5,471,842	Upstart Securitization Trust, Series 2019-1, Class A, 3.45%, 4/20/26 (144A)	5,488,672
8,345,856	US Auto Funding LLC, Series 2019-1A, Class A, 3.61%, 4/15/22 (144A)	8,406,681
223,684(a)	Venture 32 CLO, Ltd., Series 2018-32RR, Class AX, 3.342% (3 Month USD LIBOR + 75 bps), 7/19/31 (144A)	223,393
1,500,000(a)	Venture XXI CLO, Ltd., Series 2015-21A, Class AR, 3.477% (3 Month USD LIBOR + 88 bps), 7/15/27 (144A)	1,499,982
1,346,480	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (144A)	1,345,344
4,500,000(a)	Verizon Owner Trust, Series 2017-3A, Class A1B, 2.653% (1 Month USD LIBOR + 27 bps), 4/20/22 (144A)	4,499,996
12,300,000(a)	Verizon Owner Trust, Series 2018-1A, Class A1B, 2.643% (1 Month USD LIBOR + 26 bps), 9/20/22 (144A)	12,293,937
10,000,000(a)	Verizon Owner Trust, Series 2019-A, Class A1B, 2.713% (1 Month USD LIBOR + 33 bps), 9/20/23	9,984,713
710,474	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.84%, 4/17/23 (144A)	710,034
10,763,252	Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.63%, 5/15/23 (144A)	10,798,262
850,000(a)	Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A, 2.894% (1 Month USD LIBOR + 50 bps), 11/15/22 (144A)	852,459
11,250,000(a)	Volvo Financial Equipment Master Owner Trust, Series 2018-A, Class A, 2.914% (1 Month USD LIBOR + 52 bps), 7/17/23 (144A)	11,289,456
339,328(a)	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-2, Class A4, 2.654% (1 Month USD LIBOR + 25 bps), 7/25/36	338,968
201,777	Westgate Resorts LLC, Series 2016-1A, Class A, 3.5%, 12/20/28 (144A)	202,579
4,320,102	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	4,324,054
2,260,519	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	2,272,508
4,633,646	Westgate Resorts LLC, Series 2018-1A, Class B, 3.58%, 12/20/31 (144A)	4,681,683
718,395	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	725,459

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
6,770,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class E, 6.41%, 5/15/23 (144A)	$6,808,140
1,605,450(a)	Westlake Automobile Receivables Trust, Series 2018-1A, Class A2B, 2.644% (1 Month USD LIBOR + 25 bps), 12/15/20 (144A)	1,605,385
4,510,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.67%, 5/17/21 (144A)	4,507,201
5,075,560(a)	Westlake Automobile Receivables Trust, Series 2018-2A, Class A2B, 2.724% (1 Month USD LIBOR + 33 bps), 9/15/21 (144A)	5,075,978
16,000,000(a)	Westlake Automobile Receivables Trust, Series 2019-1A, Class A2B, 2.794% (1 Month USD LIBOR + 40 bps), 5/16/22 (144A)	16,015,816
300,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.26%, 10/17/22 (144A)	303,276
783,278	Wheels SPV 2 LLC, Series 2017-1A, Class A2, 1.88%, 4/20/26 (144A)	781,171
11,098(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 2.684% (1 Month USD LIBOR + 28 bps), 5/25/28	11,025
1,535,289(a)	World Omni Auto Receivables Trust, Series 2017-B, Class A2B, 2.494% (1 Month USD LIBOR + 10 bps), 2/16/21	1,535,250
2,360,773	World Omni Auto Receivables Trust, Series 2018-A, Class A2, 2.19%, 5/17/21	2,359,330
3,308,624	World Omni Select Auto Trust, Series 2018-1A, Class A2, 3.24%, 4/15/22 (144A)	3,321,111
	TOTAL ASSET BACKED SECURITIES
	(Cost $2,126,909,330)	$2,129,920,819
	COLLATERALIZED MORTGAGE OBLIGATIONS - 26.1% of Net Assets
11,500,000(a)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class C, 3.644% (1 Month USD LIBOR + 125 bps), 9/15/34 (144A)	$11,507,130
2,357,353(a)	A10 Term Asset Financing LLC, Series 2017-1A, Class A1FL, 3.244% (1 Month USD LIBOR + 85 bps), 3/15/36 (144A)	2,358,422
685,097(c)	Agate Bay Mortgage Trust, Series 2014-3, Class A4, 3.0%, 11/25/44 (144A)	683,894
399,022(a)	Alternative Loan Trust, Series 2004-6CB, Class A, 2.984% (1 Month USD LIBOR + 58 bps), 5/25/34	399,950
9,890,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class A, 3.694% (1 Month USD LIBOR + 130 bps), 4/15/27 (144A)	9,908,501
2,846,576(a)	AREIT Trust, Series 2018-CRE1, Class A, 3.251% (1 Month USD LIBOR + 85 bps), 2/14/35 (144A)	2,844,893
15,635,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 3.994% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	15,649,706
2,285(a)	Banc of America Funding Trust, Series 2005-A, Class 5A2, 2.693% (1 Month USD LIBOR + 31 bps), 2/20/35	2,297
2,258,456(a)	Bancorp Commercial Mortgage Trust, Series 2017-CRE2, Class A, 3.244% (1 Month USD LIBOR + 85 bps), 8/15/32 (144A)	2,254,287
4,389,538(a)	Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 3.294% (1 Month USD LIBOR + 90 bps), 9/15/35 (144A)	4,379,386
13,315,039(a)	BDS, Series 2018-FL2, Class A, 3.344% (1 Month USD LIBOR + 95 bps), 8/15/35 (144A)	13,323,409
980,942(a)	Bear Stearns ALT-A Trust, Series 2004-4, Class A1, 3.004% (1 Month USD LIBOR + 60 bps), 6/25/34	984,673
18,702(a)	Bear Stearns ALT-A Trust, Series 2004-11, Class 1A2, 3.244% (1 Month USD LIBOR + 84 bps), 11/25/34	18,700
2,269,950(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1, 3.104% (1 Month USD LIBOR + 70 bps), 1/25/35	2,296,530
868,713(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A2, 3.244% (1 Month USD LIBOR + 84 bps), 1/25/35	874,721
1,351,952(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 3.104% (1 Month USD LIBOR + 70 bps), 1/25/35	1,363,964
666,892(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4, 3.244% (1 Month USD LIBOR + 84 bps), 1/25/35	672,609
6,539,711(a)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.944% (1 Month USD LIBOR + 54 bps), 8/25/35	6,579,048
119,052(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.405%, 6/25/30	121,669
4,779,563(a)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 4.104% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	4,809,118
4,200,000(a)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 5.754% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	4,364,119
17,500,000(a)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 4.004% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	17,563,201
11,459,590(a)	Bellemeade Re, Ltd., Series 2018-2A, Class M1A, 3.354% (1 Month USD LIBOR + 95 bps), 8/25/28 (144A)	11,470,876
13,100,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1A, 3.604% (1 Month USD LIBOR + 120 bps), 10/25/27 (144A)	13,099,990
4,250,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 4.254% (1 Month USD LIBOR + 185 bps), 10/25/27 (144A)	4,256,366
5,140,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 4.154% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	5,178,087
12,300,000(a)	BTH-3 Mortgage-Backed Securities Trust, Series 2018-3, Class A, 4.94% (1 Month USD LIBOR + 250 bps), 7/6/20	12,321,070

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
7,750,000(a)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 4.94% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	$7,754,890
5,700,000(a)	BTH-16 Mortgage-Backed Securities Trust, Series 2018-16, Class A, 4.94% (1 Month USD LIBOR + 250 bps), 8/4/21 (144A)	5,707,125
5,700,000(a)	BTH-20 Mortgage-Backed Securities Trust, Series 2018-20, Class A, 4.94% (1 Month USD LIBOR + 250 bps), 9/24/20 (144A)	5,703,590
7,625,000(a)	BTH-21 Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.94% (1 Month USD LIBOR + 250 bps), 10/7/21 (144A)	7,629,796
16,700,000(a)	BTH-24 Mortgage-Backed Securities Trust, Series 2018-24, Class A, 4.84% (1 Month USD LIBOR + 240 bps), 12/5/20 (144A)	16,700,000
14,500,000(a)	BTH-25 Mortgage-Backed Securities Trust, Series 2019-25, Class A, 4.931% (1 Month USD LIBOR + 250 bps), 2/14/20 (144A)	14,509,141
8,852,148(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class A, 3.144% (1 Month USD LIBOR + 75 bps), 11/15/35 (144A)	8,859,416
5,928,503(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class D, 3.694% (1 Month USD LIBOR + 130 bps), 11/15/35 (144A)	5,926,659
9,350,000(a)	BX Trust, Series 2017-APPL, Class B, 3.544% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	9,349,913
6,715,000(a)	BX Trust, Series 2017-SLCT, Class B, 3.594% (1 Month USD LIBOR + 120 bps), 7/15/34 (144A)	6,715,171
9,570,000(a)	BXMT, Ltd., Series 2017-FL1, Class A, 3.264% (1 Month USD LIBOR + 87 bps), 6/15/35 (144A)	9,576,056
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 3.494% (1 Month USD LIBOR + 110 bps), 11/15/34 (144A)	7,970,001
289,375(a)	Canyon Capital CLO, Ltd., Series 2014-2A, Class X, 3.547% (3 Month USD LIBOR + 95 bps), 4/15/29 (144A)	289,406
206,250(a)	Canyon Capital CLO, Ltd., Series 2015-1A, Class X, 3.547% (3 Month USD LIBOR + 95 bps), 4/15/29 (144A)	206,272
722,572(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 4.248% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	722,589
10,300,000(a)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 3.364% (1 Month USD LIBOR + 97 bps), 7/15/32 (144A)	10,300,010
5,700,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 3.694% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	5,676,615
15,000,000(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class C, 4.15% (1 Month USD LIBOR + 175 bps), 6/15/34 (144A)	15,000,000
89,676(a)	CHL Mortgage Pass-Through Trust, Series 2003-15, Class 1A1, 2.904% (1 Month USD LIBOR + 50 bps), 6/25/18	89,573
5,750,000(a)	CHT Mortgage Trust, Series 2017-CSMO, Class C, 3.894% (1 Month USD LIBOR + 150 bps), 11/15/36 (144A)	5,753,548
1,531,250(a)	CIFC Funding, Ltd., Series 2013-1A, Class X, 3.451% (3 Month USD LIBOR + 85 bps), 7/16/30 (144A)	1,531,363
937	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	975
2,300,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class D, 5.694% (1 Month USD LIBOR + 330 bps), 7/15/27 (144A)	2,302,559
8,750,000(a)	Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class B, 3.494% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	8,753,086
5,350,000(a)	Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class C, 3.694% (1 Month USD LIBOR + 130 bps), 12/15/36 (144A)	5,351,833
1,278,634(a)	Citigroup Mortgage Loan Trust, Series 2014-5, Class 1A2, 2.857% (1 Month USD LIBOR + 19 bps), 2/25/46 (144A)	1,277,162
6,700,000(a)	CLNS Trust, Series 2017-IKPR, Class C, 3.512% (1 Month USD LIBOR + 110 bps), 6/11/32 (144A)	6,699,895
380,656(a)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.826% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	380,147
7,000,000(c)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.807%, 5/10/48 (144A)	7,007,312
12,504,404(a)	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M1, 3.154% (1 Month USD LIBOR + 75 bps), 4/25/31 (144A)	12,510,752
9,665,650(a)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M1, 3.254% (1 Month USD LIBOR + 85 bps), 7/25/31 (144A)	9,679,615
10,195,875(a)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M1, 3.254% (1 Month USD LIBOR + 85 bps), 8/25/31 (144A)	10,207,520
6,750,000(a)	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 4.294% (1 Month USD LIBOR + 190 bps), 1/15/34 (144A)	6,760,693
8,000,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 4.544% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	8,027,550
91,756(a)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-AR5, Class 11A2, 3.144% (1 Month USD LIBOR + 74 bps), 6/25/34	91,531
704,947(c)	CSMC Trust, Series 2014-SAF1, Class A12, 4.0%, 3/25/44 (144A)	707,095
172,896(c)	CSMC Trust, Series 2014-WIN1, Class 2A5, 3.0%, 9/25/44 (144A)	172,595
10,380,000(a)	CSMC Trust, Series 2017-HD, Class B, 3.744% (1 Month USD LIBOR + 135 bps), 2/15/31 (144A)	10,363,262
9,250,000(a)	DBCG Mortgage Trust, Series 2017-BBG, Class A, 3.094% (1 Month USD LIBOR + 70 bps), 6/15/34 (144A)	9,249,985

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,533,332(a)	Deer Creek CLO, Ltd., Series 2017-1A, Class X, 3.592% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	$1,533,217
10,030,000(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 4.104% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	10,029,990
10,460,000(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 4.204% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	10,468,271
299,834(a)	Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M1, 4.004% (1 Month USD LIBOR + 160 bps), 1/25/24	300,190
14,409,126(a)	Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 5.004% (1 Month USD LIBOR + 260 bps), 5/25/24	14,892,209
3,863,953(a)	Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M2, 7.304% (1 Month USD LIBOR + 490 bps), 11/25/24	4,261,354
10,194,176(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C01, Class 1M2, 9.154% (1 Month USD LIBOR + 675 bps), 8/25/28	11,513,501
1,497,896(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M1, 3.704% (1 Month USD LIBOR + 130 bps), 7/25/29	1,503,027
1,567,312(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2M1, 3.554% (1 Month USD LIBOR + 115 bps), 9/25/29	1,571,891
7,086,825(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M1, 3.354% (1 Month USD LIBOR + 95 bps), 10/25/29	7,105,390
2,332,466(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 3.254% (1 Month USD LIBOR + 85 bps), 11/25/29	2,334,543
2,295,472(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M1, 2.954% (1 Month USD LIBOR + 55 bps), 1/25/30	2,294,403
10,526,604(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 4.604% (1 Month USD LIBOR + 220 bps), 1/25/30	10,649,140
599,082(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C06, Class 1M1, 3.154% (1 Month USD LIBOR + 75 bps), 2/25/30	599,082
9,873,392(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1M2A, 4.804% (1 Month USD LIBOR + 240 bps), 5/28/30	10,137,589
3,555,548(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M1, 3.004% (1 Month USD LIBOR + 60 bps), 7/25/30	3,553,611
7,343,329(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C02, Class 2M1, 3.054% (1 Month USD LIBOR + 65 bps), 8/25/30	7,345,872
3,780,692(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M1, 3.084% (1 Month USD LIBOR + 68 bps), 10/25/30	3,781,578
10,951,045(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M1, 3.154% (1 Month USD LIBOR + 75 bps), 12/25/30	10,956,586
7,070,312(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 3.124% (1 Month USD LIBOR + 72 bps), 1/25/31	7,072,782
8,214,274(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M1, 2.954% (1 Month USD LIBOR + 55 bps), 3/25/31	8,212,055
4,305,535(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 2M1, 2.954% (1 Month USD LIBOR + 55 bps), 3/25/31	4,304,389
420,649(a)	Federal Home Loan Mortgage Corp. REMICS, Series 1695, Class EG, 3.49% (1 Month USD LIBOR + 105 bps), 3/15/24	428,099
194,288(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2106, Class F, 2.844% (1 Month USD LIBOR + 45 bps), 12/15/28	195,108
111,952(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2122, Class FD, 2.744% (1 Month USD LIBOR + 35 bps), 2/15/29	111,872
41,421(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2156, Class FQ, 2.744% (1 Month USD LIBOR + 35 bps), 5/15/29	41,672
223,572(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2186, Class FY, 2.994% (1 Month USD LIBOR + 60 bps), 4/15/28	225,324
41,387(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2368, Class AF, 3.344% (1 Month USD LIBOR + 95 bps), 10/15/31	42,364
47,651(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2377, Class FE, 2.994% (1 Month USD LIBOR + 60 bps), 11/15/31	48,176
1,658,423(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2396, Class FE, 2.994% (1 Month USD LIBOR + 60 bps), 12/15/31	1,676,548
131,366(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2411, Class FR, 2.994% (1 Month USD LIBOR + 60 bps), 6/15/31	130,721
82,791(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2432, Class FH, 3.094% (1 Month USD LIBOR + 70 bps), 3/15/32	84,072
281,953(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 3.394% (1 Month USD LIBOR + 100 bps), 3/15/32	289,528
379,205(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 3.394% (1 Month USD LIBOR + 100 bps), 3/15/32	389,363
238,218(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2471, Class FD, 3.394% (1 Month USD LIBOR + 100 bps), 3/15/32	244,618
56,256(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FQ, 2.994% (1 Month USD LIBOR + 60 bps), 9/15/32	56,886
47,950(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2543, Class EF, 2.744% (1 Month USD LIBOR + 35 bps), 12/15/32	48,004
456,481(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2551, Class FD, 2.794% (1 Month USD LIBOR + 40 bps), 1/15/33	457,979

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
252,467(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2567, Class FJ, 2.794% (1 Month USD LIBOR + 40 bps), 2/15/33	$250,728
134,632(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2577, Class FA, 2.944% (1 Month USD LIBOR + 55 bps), 2/15/33	135,783
11,163(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2585, Class FD, 2.894% (1 Month USD LIBOR + 50 bps), 12/15/32	11,242
158,898(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2614, Class FV, 3.94% (1 Month USD LIBOR + 150 bps), 5/15/33	163,580
221,200(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2631, Class FC, 2.794% (1 Month USD LIBOR + 40 bps), 6/15/33	221,851
1,316(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2647, Class XF, 2.644% (1 Month USD LIBOR + 25 bps), 7/15/21	1,317
124,402(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2711, Class FA, 3.394% (1 Month USD LIBOR + 100 bps), 11/15/33	127,960
265,885(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 2.644% (1 Month USD LIBOR + 25 bps), 1/15/35	265,326
407,571(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2976, Class LF, 2.734% (1 Month USD LIBOR + 34 bps), 5/15/35	407,048
243,006(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3012, Class FE, 2.644% (1 Month USD LIBOR + 25 bps), 8/15/35	242,793
148,577(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 2.644% (1 Month USD LIBOR + 25 bps), 8/15/35	148,263
79,290(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3067, Class FA, 2.744% (1 Month USD LIBOR + 35 bps), 11/15/35	79,222
94,728(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 2.694% (1 Month USD LIBOR + 30 bps), 1/15/36	93,903
117,879(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class EF, 2.744% (1 Month USD LIBOR + 35 bps), 2/15/36	117,867
366,043(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 2.694% (1 Month USD LIBOR + 30 bps), 2/15/36	364,459
288,490(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3122, Class FP, 2.694% (1 Month USD LIBOR + 30 bps), 3/15/36	288,330
3,724,572(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class FD, 2.744% (1 Month USD LIBOR + 35 bps), 4/15/36	3,726,088
184,259(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class PF, 2.694% (1 Month USD LIBOR + 30 bps), 4/15/36	184,188
1,633,597(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class F, 3.094% (1 Month USD LIBOR + 70 bps), 8/15/35	1,658,659
383,906(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 2.814% (1 Month USD LIBOR + 42 bps), 6/15/36	385,138
745,283(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3175, Class FE, 2.704% (1 Month USD LIBOR + 31 bps), 6/15/36	751,242
454,375(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 2.894% (1 Month USD LIBOR + 50 bps), 7/15/36	456,798
19,199(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3191, Class FE, 2.794% (1 Month USD LIBOR + 40 bps), 7/15/36	19,239
169,163(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3221, Class FW, 2.814% (1 Month USD LIBOR + 42 bps), 9/15/36	169,525
87,357(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3222, Class FN, 2.794% (1 Month USD LIBOR + 40 bps), 9/15/36	87,470
325,080(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 2.744% (1 Month USD LIBOR + 35 bps), 11/15/36	324,826
175,994(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 2.744% (1 Month USD LIBOR + 35 bps), 11/15/36	175,857
34,135(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3244, Class TF, 2.594% (1 Month USD LIBOR + 20 bps), 7/15/36	34,135
276,607(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3247, Class FA, 2.644% (1 Month USD LIBOR + 25 bps), 8/15/36	274,890
865,040(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3266, Class F, 2.694% (1 Month USD LIBOR + 30 bps), 1/15/37	862,458
232,467(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3307, Class FT, 2.634% (1 Month USD LIBOR + 24 bps), 7/15/34	230,528
47,339(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3315, Class F, 2.734% (1 Month USD LIBOR + 34 bps), 5/15/37	47,134
510,246(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 2.974% (1 Month USD LIBOR + 58 bps), 10/15/37	514,669
104,193(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3376, Class FM, 3.014% (1 Month USD LIBOR + 62 bps), 10/15/37	104,940
103,699	Federal Home Loan Mortgage Corp. REMICS, Series 3455, Class BD, 4.5%, 6/15/23	103,924
31,222(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3560, Class FA, 3.644% (1 Month USD LIBOR + 125 bps), 5/15/37	32,344
311,651(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 3.094% (1 Month USD LIBOR + 70 bps), 12/15/39	316,183
200,695	Federal Home Loan Mortgage Corp. REMICS, Series 3706, Class C, 2.0%, 8/15/20	199,842

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
182,071(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3708, Class PF, 2.744% (1 Month USD LIBOR + 35 bps), 7/15/40	$182,150
123,989	Federal Home Loan Mortgage Corp. REMICS, Series 3760, Class KH, 2.0%, 11/15/20	123,470
120,627(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 2.694% (1 Month USD LIBOR + 30 bps), 2/15/39	120,755
3,691	Federal Home Loan Mortgage Corp. REMICS, Series 3777, Class DA, 3.5%, 10/15/24	3,687
1,051,246	Federal Home Loan Mortgage Corp. REMICS, Series 3778, Class D, 3.5%, 3/15/25	1,055,591
14,565(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3780, Class FE, 2.794% (1 Month USD LIBOR + 40 bps), 12/15/20	14,594
143,270(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 2.794% (1 Month USD LIBOR + 40 bps), 7/15/23	143,190
36,684(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3792, Class DF, 2.794% (1 Month USD LIBOR + 40 bps), 11/15/40	36,691
37,267(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class FD, 2.744% (1 Month USD LIBOR + 35 bps), 5/15/41	37,235
751,346(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class PF, 2.794% (1 Month USD LIBOR + 40 bps), 3/15/41	753,516
131,975(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 2.594% (1 Month USD LIBOR + 20 bps), 8/15/26	132,169
197,615(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3960, Class FB, 2.694% (1 Month USD LIBOR + 30 bps), 2/15/30	197,777
277,254(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 2.694% (1 Month USD LIBOR + 30 bps), 9/15/26	278,083
572,032(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3982, Class FL, 2.944% (1 Month USD LIBOR + 55 bps), 12/15/39	575,320
217,918(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4056, Class QF, 2.744% (1 Month USD LIBOR + 35 bps), 12/15/41	218,189
173,671(a)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 2.794% (1 Month USD LIBOR + 40 bps), 5/15/36	174,105
152,992(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F29, 2.644% (1 Month USD LIBOR + 25 bps), 8/15/36	152,769
661,388(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 2.694% (1 Month USD LIBOR + 30 bps), 8/15/36	657,171
196,356(a)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 2.744% (1 Month USD LIBOR + 35 bps), 12/15/36	196,869
19,810(a)	Federal National Mortgage Association REMICS, Series 1991-124, Class FA, 3.304% (1 Month USD LIBOR + 90 bps), 9/25/21	19,941
34,813(a)	Federal National Mortgage Association REMICS, Series 1993-230, Class FA, 3.03% (1 Month USD LIBOR + 60 bps), 12/25/23	35,056
96,437(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FA, 2.495% (11th District Cost of Funds Index + 140 bps), 12/25/23	96,346
96,437(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FE, 3.404% (1 Month USD LIBOR + 100 bps), 12/25/23	97,311
175,189(a)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 2.904% (1 Month USD LIBOR + 50 bps), 3/25/24	176,804
23,036(a)	Federal National Mortgage Association REMICS, Series 1997-46, Class FA, 2.882% (1 Month USD LIBOR + 50 bps), 7/18/27	23,288
83,268(a)	Federal National Mortgage Association REMICS, Series 1998-21, Class F, 2.78% (1 Year T1Y + 35 bps), 3/25/28	83,555
10,548(a)	Federal National Mortgage Association REMICS, Series 1999-49, Class FB, 2.904% (1 Month USD LIBOR + 50 bps), 3/25/23	10,573
43,689(a)	Federal National Mortgage Association REMICS, Series 2000-47, Class FD, 2.954% (1 Month USD LIBOR + 55 bps), 12/25/30	44,068
175,912(a)	Federal National Mortgage Association REMICS, Series 2001-35, Class F, 3.004% (1 Month USD LIBOR + 60 bps), 7/25/31	177,798
77,119(a)	Federal National Mortgage Association REMICS, Series 2001-37, Class F, 2.904% (1 Month USD LIBOR + 50 bps), 8/25/31	77,583
363,523(a)	Federal National Mortgage Association REMICS, Series 2001-50, Class FQ, 3.004% (1 Month USD LIBOR + 60 bps), 11/25/31	367,421
159,950(a)	Federal National Mortgage Association REMICS, Series 2001-65, Class F, 3.004% (1 Month USD LIBOR + 60 bps), 11/25/31	161,665
121,048(a)	Federal National Mortgage Association REMICS, Series 2001-69, Class FA, 3.004% (1 Month USD LIBOR + 60 bps), 7/25/31	122,338
332,324(a)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 3.304% (1 Month USD LIBOR + 90 bps), 12/25/31	339,664
90,608(a)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 3.032% (1 Month USD LIBOR + 65 bps), 1/18/32	91,589
149,995(a)	Federal National Mortgage Association REMICS, Series 2002-1, Class FC, 3.104% (1 Month USD LIBOR + 70 bps), 1/25/32	152,247
471,874(a)	Federal National Mortgage Association REMICS, Series 2002-13, Class FD, 3.304% (1 Month USD LIBOR + 90 bps), 3/25/32	480,241
1,231,226(a)	Federal National Mortgage Association REMICS, Series 2002-23, Class FA, 3.304% (1 Month USD LIBOR + 90 bps), 4/25/32	1,259,734

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
161,446(a)	Federal National Mortgage Association REMICS, Series 2002-34, Class FA, 2.882% (1 Month USD LIBOR + 50 bps), 5/18/32	$161,452
76,262(a)	Federal National Mortgage Association REMICS, Series 2002-56, Class FN, 3.404% (1 Month USD LIBOR + 100 bps), 7/25/32	78,324
32,802(a)	Federal National Mortgage Association REMICS, Series 2002-58, Class FD, 3.004% (1 Month USD LIBOR + 60 bps), 8/25/32	33,174
739,100(a)	Federal National Mortgage Association REMICS, Series 2002-75, Class FD, 3.382% (1 Month USD LIBOR + 100 bps), 11/18/32	759,221
155,174(a)	Federal National Mortgage Association REMICS, Series 2002-77, Class F, 3.004% (1 Month USD LIBOR + 60 bps), 12/25/32	156,892
111,538(a)	Federal National Mortgage Association REMICS, Series 2002-82, Class FB, 2.904% (1 Month USD LIBOR + 50 bps), 12/25/32	112,314
142,869(a)	Federal National Mortgage Association REMICS, Series 2002-90, Class FH, 2.904% (1 Month USD LIBOR + 50 bps), 9/25/32	143,910
69,734(a)	Federal National Mortgage Association REMICS, Series 2002-92, Class FB, 3.054% (1 Month USD LIBOR + 65 bps), 4/25/30	70,553
159,977(a)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 2.904% (1 Month USD LIBOR + 50 bps), 1/25/33	161,100
130,585(a)	Federal National Mortgage Association REMICS, Series 2003-7, Class FA, 3.154% (1 Month USD LIBOR + 75 bps), 2/25/33	131,914
298,383(a)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 2.754% (1 Month USD LIBOR + 35 bps), 2/25/33	298,632
406,978(a)	Federal National Mortgage Association REMICS, Series 2003-31, Class FM, 2.904% (1 Month USD LIBOR + 50 bps), 4/25/33	409,888
169,061(a)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 2.904% (1 Month USD LIBOR + 50 bps), 5/25/33	170,209
141,813(a)	Federal National Mortgage Association REMICS, Series 2003-49, Class FY, 2.804% (1 Month USD LIBOR + 40 bps), 6/25/23	142,272
753,248(a)	Federal National Mortgage Association REMICS, Series 2003-91, Class FD, 2.904% (1 Month USD LIBOR + 50 bps), 9/25/33	754,657
281,276(a)	Federal National Mortgage Association REMICS, Series 2003-107, Class FD, 2.904% (1 Month USD LIBOR + 50 bps), 11/25/33	283,239
3,157,279(a)	Federal National Mortgage Association REMICS, Series 2003-126, Class FC, 2.704% (1 Month USD LIBOR + 30 bps), 12/25/33	3,153,535
696,088(a)	Federal National Mortgage Association REMICS, Series 2004-14, Class F, 2.83% (1 Month USD LIBOR + 40 bps), 3/25/34	697,649
2,003,833(a)	Federal National Mortgage Association REMICS, Series 2004-25, Class FA, 2.804% (1 Month USD LIBOR + 40 bps), 4/25/34	2,008,188
223,021(a)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 2.804% (1 Month USD LIBOR + 40 bps), 7/25/34	223,641
66,100(a)	Federal National Mortgage Association REMICS, Series 2004-54, Class FN, 2.854% (1 Month USD LIBOR + 45 bps), 7/25/34	65,948
277,589(a)	Federal National Mortgage Association REMICS, Series 2004-79, Class FM, 2.704% (1 Month USD LIBOR + 30 bps), 11/25/24	278,508
104,294(a)	Federal National Mortgage Association REMICS, Series 2004-91, Class HF, 2.704% (1 Month USD LIBOR + 30 bps), 11/25/34	104,413
904,938(a)	Federal National Mortgage Association REMICS, Series 2005-66, Class FD, 2.704% (1 Month USD LIBOR + 30 bps), 7/25/35	899,797
682,785(a)	Federal National Mortgage Association REMICS, Series 2005-66, Class PF, 2.654% (1 Month USD LIBOR + 25 bps), 7/25/35	681,420
244,361(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 2.704% (1 Month USD LIBOR + 30 bps), 10/25/35	243,655
297,131(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 2.714% (1 Month USD LIBOR + 31 bps), 2/25/35	297,071
50,833(a)	Federal National Mortgage Association REMICS, Series 2006-11, Class FB, 2.704% (1 Month USD LIBOR + 30 bps), 3/25/36	49,978
123,335(a)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 2.754% (1 Month USD LIBOR + 35 bps), 5/25/36	123,235
427,404(a)	Federal National Mortgage Association REMICS, Series 2006-34, Class FA, 2.714% (1 Month USD LIBOR + 31 bps), 5/25/36	426,496
298,335(a)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 2.854% (1 Month USD LIBOR + 45 bps), 6/25/36	298,824
114,218(a)	Federal National Mortgage Association REMICS, Series 2006-56, Class FC, 2.694% (1 Month USD LIBOR + 29 bps), 7/25/36	114,045
48,429(a)	Federal National Mortgage Association REMICS, Series 2006-70, Class BF, 2.954% (1 Month USD LIBOR + 55 bps), 8/25/36	48,805
105,659(a)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 2.974% (1 Month USD LIBOR + 57 bps), 9/25/36	106,542
763,537(a)	Federal National Mortgage Association REMICS, Series 2006-93, Class FN, 2.804% (1 Month USD LIBOR + 40 bps), 10/25/36	764,564
136,836(a)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 2.724% (1 Month USD LIBOR + 32 bps), 11/25/36	136,549
50,527(a)	Federal National Mortgage Association REMICS, Series 2006-115, Class BF, 2.644% (1 Month USD LIBOR + 24 bps), 12/25/36	50,295
2,644,541(a)	Federal National Mortgage Association REMICS, Series 2007-1, Class NF, 2.654% (1 Month USD LIBOR + 25 bps), 2/25/37	2,644,326

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
176,764(a)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 2.654% (1 Month USD LIBOR + 25 bps), 2/25/37	$172,795
2,145,257(a)	Federal National Mortgage Association REMICS, Series 2007-4, Class FM, 2.654% (1 Month USD LIBOR + 25 bps), 2/25/37	2,136,222
195,247(a)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 2.604% (1 Month USD LIBOR + 20 bps), 2/25/37	194,012
66,252(a)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 2.654% (1 Month USD LIBOR + 25 bps), 3/25/37	65,902
166,820(a)	Federal National Mortgage Association REMICS, Series 2007-24, Class FD, 2.654% (1 Month USD LIBOR + 25 bps), 3/25/37	165,995
222,894(a)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 2.804% (1 Month USD LIBOR + 40 bps), 5/25/37	223,181
349,321(a)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 2.644% (1 Month USD LIBOR + 24 bps), 6/25/37	347,333
31,782(a)	Federal National Mortgage Association REMICS, Series 2007-57, Class FA, 2.634% (1 Month USD LIBOR + 23 bps), 6/25/37	31,563
91,408(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FA, 2.654% (1 Month USD LIBOR + 25 bps), 6/25/37	91,002
98,898(a)	Federal National Mortgage Association REMICS, Series 2007-66, Class FB, 2.804% (1 Month USD LIBOR + 40 bps), 7/25/37	99,145
345,698(a)	Federal National Mortgage Association REMICS, Series 2007-85, Class FG, 2.904% (1 Month USD LIBOR + 50 bps), 9/25/37	347,633
349,659(a)	Federal National Mortgage Association REMICS, Series 2007-91, Class FB, 3.004% (1 Month USD LIBOR + 60 bps), 10/25/37	352,210
145,145(a)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 2.974% (1 Month USD LIBOR + 57 bps), 9/25/37	144,854
81,849(a)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 2.954% (1 Month USD LIBOR + 55 bps), 9/25/37	81,581
32,428(a)	Federal National Mortgage Association REMICS, Series 2007-98, Class FD, 2.854% (1 Month USD LIBOR + 45 bps), 6/25/37	32,540
50,044(a)	Federal National Mortgage Association REMICS, Series 2007-100, Class YF, 2.954% (1 Month USD LIBOR + 55 bps), 10/25/37	50,430
61,850(a)	Federal National Mortgage Association REMICS, Series 2007-103, Class AF, 3.404% (1 Month USD LIBOR + 100 bps), 3/25/37	63,008
106,924(a)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 3.024% (1 Month USD LIBOR + 62 bps), 12/25/37	108,039
53,727(a)	Federal National Mortgage Association REMICS, Series 2008-6, Class FA, 3.104% (1 Month USD LIBOR + 70 bps), 2/25/38	54,497
6,329,334(a)	Federal National Mortgage Association REMICS, Series 2008-7, Class FA, 2.854% (1 Month USD LIBOR + 45 bps), 2/25/38	6,359,180
222,645(a)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 3.624% (1 Month USD LIBOR + 122 bps), 10/25/38	227,596
65,739(a)	Federal National Mortgage Association REMICS, Series 2009-113, Class FB, 2.954% (1 Month USD LIBOR + 55 bps), 1/25/40	66,296
20,875	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	20,794
8,503(a)	Federal National Mortgage Association REMICS, Series 2010-38, Class F, 2.704% (1 Month USD LIBOR + 30 bps), 4/25/25	8,502
90,695(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class FD, 3.004% (1 Month USD LIBOR + 60 bps), 5/25/40	91,554
165,045(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class IF, 2.904% (1 Month USD LIBOR + 50 bps), 5/25/40	165,279
157,310(a)	Federal National Mortgage Association REMICS, Series 2010-59, Class FP, 2.854% (1 Month USD LIBOR + 45 bps), 9/25/39	157,375
69,326	Federal National Mortgage Association REMICS, Series 2010-112, Class AE, 2.0%, 10/25/25	68,967
287,201(a)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 2.954% (1 Month USD LIBOR + 55 bps), 5/25/40	288,665
3,076,563(a)	Federal National Mortgage Association REMICS, Series 2011-74, Class FQ, 2.704% (1 Month USD LIBOR + 30 bps), 12/25/33	3,071,297
14,222(a)	Federal National Mortgage Association REMICS, Series 2011-111, Class DF, 2.804% (1 Month USD LIBOR + 40 bps), 12/25/38	14,232
4,510,224(a)	Federal National Mortgage Association REMICS, Series 2011-124, Class KF, 2.804% (1 Month USD LIBOR + 40 bps), 12/25/40	4,524,959
223,618(a)	Federal National Mortgage Association REMICS, Series 2012-40, Class PF, 2.904% (1 Month USD LIBOR + 50 bps), 4/25/42	224,254
1,725,919(a)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 2.827% (1 Month USD LIBOR + 35 bps), 9/25/42	1,708,998
780,766(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 2.624% (1 Month USD LIBOR + 22 bps), 3/25/45	777,672
64,984(c)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.241%, 4/25/45	68,152
104,423(c)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 4.34%, 6/25/45	110,684
776,350(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 2.664% (1 Month USD LIBOR + 26 bps), 11/25/46	764,892
1,872,534(c)	FirstKey Mortgage Trust, Series 2014-1, Class A2, 3.0%, 11/25/44 (144A)	1,868,193

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,193,551	Freddie Mac Multifamily Structured Pass Through Certificates, Series KJ09, Class A1, 2.016%, 4/25/22	$1,189,461
16,170,000(a)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M1, 3.154% (1 Month USD LIBOR + 75 bps), 10/25/48 (144A)	16,189,467
8,000,000(a)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M1, 3.204% (1 Month USD LIBOR + 80 bps), 3/25/49 (144A)	8,003,211
10,500,000(a)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M1, 3.304% (1 Month USD LIBOR + 90 bps), 2/25/49 (144A)	10,516,678
14,300,000(a)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class M2, 3.811% (1 Month USD LIBOR + 140 bps), 2/25/49 (144A)	14,304,590
158,367(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M2, 5.304% (1 Month USD LIBOR + 290 bps), 7/25/28	160,237
543,455(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M2, 4.604% (1 Month USD LIBOR + 220 bps), 10/25/28	545,085
9,528,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, 7.054% (1 Month USD LIBOR + 465 bps), 10/25/28	10,287,596
586,482(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 3.704% (1 Month USD LIBOR + 130 bps), 3/25/29	588,071
844,861(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 3.604% (1 Month USD LIBOR + 120 bps), 7/25/29	848,161
3,342,947(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M1, 3.604% (1 Month USD LIBOR + 120 bps), 10/25/29	3,362,313
2,039,676(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M1, 3.604% (1 Month USD LIBOR + 120 bps), 8/25/29	2,046,434
935,687(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M1, 3.204% (1 Month USD LIBOR + 80 bps), 12/25/29	935,997
12,688,048(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 4.854% (1 Month USD LIBOR + 245 bps), 12/25/42	12,811,541
13,044,916(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 3.104% (1 Month USD LIBOR + 70 bps), 9/25/30	13,050,085
8,544,003(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M1, 3.818%, 5/25/48 (144A)	8,572,563
2,662,191(c)	Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class M1, 3.673%, 9/25/45	2,676,239
5,000,000(c)	FREMF Mortgage Trust, Series 2010-K6, Class B, 5.553%, 12/25/46 (144A)	5,060,870
7,645,000(c)	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.576%, 8/25/45 (144A)	7,630,413
9,900,000(c)	FREMF Mortgage Trust, Series 2013-K712, Class B, 3.454%, 5/25/45 (144A)	9,903,541
5,042,070(a)	FREMF Mortgage Trust, Series 2014-KF03, Class B, 6.931% (1 Month USD LIBOR + 450 bps), 1/25/21 (144A)	5,127,899
963,380(a)	FREMF Mortgage Trust, Series 2014-KF04, Class B, 5.681% (1 Month USD LIBOR + 325 bps), 6/25/21 (144A)	966,172
1,715,812(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 6.431% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	1,751,580
2,930,828(a)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 7.431% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	2,976,443
4,786,718(a)	FREMF Mortgage Trust, Series 2018-KI01, Class B, 4.881% (1 Month USD LIBOR + 245 bps), 9/25/22 (144A)	4,810,623
100,461(a)	Global Mortgage Securitization, Ltd., Series 2004-A, Class A2, 2.724% (1 Month USD LIBOR + 32 bps), 11/25/32 (144A)	94,874
1,644,974(a)	Global Mortgage Securitization, Ltd., Series 2005-A, Class A2, 2.674% (1 Month USD LIBOR + 27 bps), 4/25/32 (144A)	1,588,697
187,592(a)	Gosforth Funding Plc, Series 2016-1A, Class A1A, 3.218% (3 Month USD LIBOR + 70 bps), 2/15/58 (144A)	187,653
5,272,269(a)	Gosforth Funding Plc, Series 2018-1A, Class A1, 2.971% (3 Month USD LIBOR + 45 bps), 8/25/60 (144A)	5,274,399
910,321(a)	Government National Mortgage Association, Series 2002-21, Class FV, 2.794% (1 Month USD LIBOR + 40 bps), 3/16/32	910,411
177,857(a)	Government National Mortgage Association, Series 2003-7, Class FB, 2.594% (1 Month USD LIBOR + 20 bps), 1/16/33	177,857
1,110,918(a)	Government National Mortgage Association, Series 2003-11, Class FA, 2.744% (1 Month USD LIBOR + 35 bps), 2/16/33	1,112,152
530,185(a)	Government National Mortgage Association, Series 2005-3, Class FC, 2.644% (1 Month USD LIBOR + 25 bps), 1/16/35	528,577
8,862,828(a)	Government National Mortgage Association, Series 2005-7, Class AF, 2.624% (1 Month USD LIBOR + 23 bps), 2/16/35	8,814,007
496,604(a)	Government National Mortgage Association, Series 2005-16, Class FA, 2.633% (1 Month USD LIBOR + 25 bps), 2/20/35	493,293
167,922(a)	Government National Mortgage Association, Series 2008-69, Class FA, 2.883% (1 Month USD LIBOR + 50 bps), 8/20/38	169,290
168,932(a)	Government National Mortgage Association, Series 2009-66, Class UF, 3.394% (1 Month USD LIBOR + 100 bps), 8/16/39	173,374
871,920(a)	Government National Mortgage Association, Series 2009-88, Class MF, 2.983% (1 Month USD LIBOR + 60 bps), 7/20/39	876,599
134,183(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 3.074% (1 Month USD LIBOR + 68 bps), 10/16/39	135,318
58,769(a)	Government National Mortgage Association, Series 2010-17, Class AF, 2.783% (1 Month USD LIBOR + 40 bps), 10/20/38	58,836

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
290,318	Government National Mortgage Association, Series 2010-138, Class PE, 3.0%, 8/20/38	$290,584
7,411,546(a)	Government National Mortgage Association, Series 2017-4, Class FC, 2.79% (1 Month USD LIBOR + 35 bps), 1/20/47	7,428,561
11,708,093(a)	GPMT, Ltd., Series 2018-FL1, Class A, 3.283% (1 Month USD LIBOR + 90 bps), 11/21/35 (144A)	11,715,466
3,250,000(a)	GPMT, Ltd., Series 2018-FL1, Class AS, 3.583% (1 Month USD LIBOR + 120 bps), 11/21/35 (144A)	3,253,060
9,750,000(a)	Great Wolf Trust, Series 2017-WOLF, Class C, 3.714% (1 Month USD LIBOR + 132 bps), 9/15/34 (144A)	9,749,868
13,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-500K, Class B, 3.294% (1 Month USD LIBOR + 90 bps), 7/15/32 (144A)	12,951,959
3,500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 3.494% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	3,441,696
18,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-FBLU, Class C, 3.994% (1 Month USD LIBOR + 160 bps), 11/15/35 (144A)	17,977,172
14,700,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 3.294% (1 Month USD LIBOR + 90 bps), 7/15/31 (144A)	14,686,207
4,300,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class A, 3.484% (1 Month USD LIBOR + 109 bps), 10/15/31 (144A)	4,298,658
9,729,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 3.694% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	9,739,616
4,350,000(a)	Holmes Master Issuer Plc, Series 2018-2A, Class A2, 3.017% (3 Month USD LIBOR + 42 bps), 10/15/54 (144A)	4,347,020
1,250,000(a)	Home Partners of America Trust, Series 2016-2, Class C, 4.794% (1 Month USD LIBOR + 240 bps), 10/17/33 (144A)	1,253,305
13,908,723(a)	Home Partners of America Trust, Series 2017-1, Class A, 3.211% (1 Month USD LIBOR + 82 bps), 7/17/34 (144A)	13,892,535
7,200,000(a)	Home Partners of America Trust, Series 2017-1, Class B, 3.744% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	7,207,307
8,720,000(a)	Home Re, Ltd., Series 2018-1, Class M1, 3.83% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	8,705,339
13,392,000(a)	Home Re, Ltd., Series 2019-1, Class M1, 4.054% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	13,391,987
2,551,672(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 2.644% (1 Month USD LIBOR + 24 bps), 7/25/35	2,543,487
10,000,000(a)	HPLY Trust, Series 2019-HIT, Class C, 3.994% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	10,018,772
8,300,000(a)	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL, 4.26% (1 Month USD LIBOR + 158 bps), 8/5/34 (144A)	8,308,447
10,200,000(a)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 3.394% (1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	10,151,973
8,300,000(a)	IMT Trust, Series 2017-APTS, Class BFL, 3.344% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	8,256,037
12,845,000(a)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 3.094% (1 Month USD LIBOR + 70 bps), 1/15/33 (144A)	12,824,935
11,900,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 3.494% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	11,814,164
7,300,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 3.554% (1 Month USD LIBOR + 116 bps), 6/15/35 (144A)	7,302,174
2,800,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFL, 3.68% (1 Month USD LIBOR + 125 bps), 7/5/33 (144A)	2,796,508
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 4.08% (1 Month USD LIBOR + 165 bps), 7/5/33 (144A)	3,996,259
10,300,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 4.54% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	10,299,962
6,882,810(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 3.18% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	6,871,406
3,441,405(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 3.18% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	3,424,399
2,440,867(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 2.904% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	2,421,911
6,826,973(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 3.219%, 5/25/33 (144A)	6,726,187
879,178(a)	JP Morgan Trust, Series 2015-1, Class 1A14, 3.708% (1 Month USD LIBOR + 125 bps), 12/25/44 (144A)	879,178
928,349	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	927,324
1,210,434	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A2, 3.037%, 9/15/47	1,209,432
4,600,000(a)	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 3.744% (1 Month USD LIBOR + 135 bps), 5/15/36 (144A)	4,605,714
3,500,000(a)	Lanark Master Issuer Plc, Series 2018-1A, Class 1A, 2.943% (3 Month USD LIBOR + 42 bps), 12/22/69 (144A)	3,500,406
3,736,106(a)	LMREC, Inc., Series 2016-CRE2, Class A, 4.137% (1 Month USD LIBOR + 170 bps), 11/24/31 (144A)	3,740,617

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
7,805,802(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 3.94% (1 Month USD LIBOR + 150 bps), 4/1/24 (144A)	$7,802,363
19,714,822(a)	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 3.94% (1 Month USD LIBOR + 150 bps), 5/1/24 (144A)	19,723,416
6,220,079(a)	LSTAR Securities Investment Trust, Series 2019-2, Class A1, 3.94% (1 Month USD LIBOR + 150 bps), 4/1/24 (144A)	6,220,079
136,555(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 4.019%, 1/25/29	140,059
772,977(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 3.044% (1 Month USD LIBOR + 64 bps), 1/25/29	774,939
559,655(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-B, Class A2, 3.1% (6 Month USD LIBOR + 54 bps), 5/25/29	558,890
37,695(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-C, Class A2B, 3.22% (6 Month USD LIBOR + 100 bps), 7/25/29	38,337
113,039(c)	Merrill Lynch Mortgage Investors Trust, Series 2004-D, Class A3, 4.551%, 9/25/29	113,897
176,724(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-G, Class A2, 2.82% (6 Month USD LIBOR + 60 bps), 1/25/30	174,507
5,203,587(c)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1A, 3.5%, 4/25/66 (144A)	5,203,256
2,011,366(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	2,034,275
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 3.644% (1 Month USD LIBOR + 125 bps), 11/15/34 (144A)	8,481,159
1,100,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 3.244% (1 Month USD LIBOR + 85 bps), 11/15/34 (144A)	1,097,843
8,250,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 3.394% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	8,221,637
6,675,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 3.644% (1 Month USD LIBOR + 125 bps), 8/15/33 (144A)	6,648,880
8,280,000(a)	Morgan Stanley Capital I Trust, Series 2019-AGLN, Class C, 3.844% (1 Month USD LIBOR + 145 bps), 3/15/34 (144A)	8,295,555
14,300,000(a)	Morgan Stanley Capital I Trust, Series 2019-PLND, Class C, 3.894% (1 Month USD LIBOR + 150 bps), 5/15/36 (144A)	14,299,963
257,516(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 2.684% (1 Month USD LIBOR + 28 bps), 11/25/35	257,748
2,863,284(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A4, 2.774% (1 Month USD LIBOR + 37 bps), 11/25/35	2,862,539
6,870,263(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class A1, 2.958%, 6/25/44 (144A)	6,885,735
8,895,314(a)	Motel 6 Trust, Series 2017-MTL6, Class C, 3.794% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	8,898,033
4,750,000(a)	MTRO Commercial Mortgage Trust, Series 2019-TECH, Class C, 3.694% (1 Month USD LIBOR + 130 bps), 12/15/33 (144A)	4,755,954
3,909,004(a)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 4.79% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	3,888,773
398,471(a)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 2.949% (1 Month USD LIBOR + 53 bps), 3/9/21	398,062
17,835,141(a)	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 3.154% (1 Month USD LIBOR + 75 bps), 1/25/48 (144A)	17,822,746
3,751,975(c)	Oaks Mortgage Trust, Series 2015-1, Class A9, 3.0%, 4/25/46 (144A)	3,751,114
14,535,000(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 3.954% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	14,524,375
735,000	OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.646%, 7/15/45 (144A)	743,186
28,586,789(a)	OBX Trust, Series 2018-EXP2, Class 2A1A, 3.154% (1 Month USD LIBOR + 75 bps), 7/25/58 (144A)	28,569,737
13,862,658(a)	OBX Trust, Series 2019-EXP1, Class 2A2, 3.554% (1 Month USD LIBOR + 115 bps), 1/25/59 (144A)	13,828,017
1,322,660(a)	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1A2, 2.794% (1 Month USD LIBOR + 39 bps), 11/25/35	1,317,258
269,666(a)	Pepper Residential Securities Trust No. 17, Series 17A, Class A1UA, 3.512% (1 Month USD LIBOR + 110 bps), 3/10/58 (144A)	269,709
1,350,473(a)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 3.363% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	1,349,934
4,884,011(a)	Pepper Residential Securities Trust No. 21, Series 21A, Class A1U, 2.894% (1 Month USD LIBOR + 88 bps), 1/16/60 (144A)	4,874,414
10,547,554(a)	Pepper Residential Securities Trust No. 22, Series 22A, Class A1U, 3.383% (1 Month USD LIBOR + 100 bps), 6/20/60 (144A)	10,547,554
7,250,000(a)	Permanent Master Issuer Plc, Series 2018-1A, Class 1A1, 2.683% (3 Month USD LIBOR + 38 bps), 7/15/58 (144A)	7,252,233
15,274,653(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.804% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	15,313,467
7,780,000(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 4.354% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	7,834,393
17,250,000(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 4.133% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	17,250,000
1,072,352(a)	RAIT Trust, Series 2017-FL7, Class A, 3.344% (1 Month USD LIBOR + 95 bps), 6/15/37 (144A)	1,063,492

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
572(a)	RALI Trust, Series 2002-QS16, Class A2, 2.954% (1 Month USD LIBOR + 55 bps), 10/25/17	$584
307,708	ReadyCap Mortgage Trust, Series 2016-3, Class A, 2.94%, 11/20/38 (144A)	307,582
2,380,434(a)	RESI Finance LP, Series 2003-CB1, Class B3, 3.862% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	2,083,402
7,791,127(a)	Resimac MBS Trust, Series 2018-2A, Class A1A, 3.262% (1 Month USD LIBOR + 85 bps), 4/10/50 (144A)	7,788,666
2,620,436(a)	Resimac Premier, Series 2017-1A, Class A1A, 3.362% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	2,616,798
3,926,639(a)	Resimac Premier, Series 2018-1A, Class A1, 3.212% (1 Month USD LIBOR + 80 bps), 11/10/49 (144A)	3,911,157
10,066,095(a)	RETL, Series 2019-RVP, Class A, 3.544% (1 Month USD LIBOR + 115 bps), 3/15/36 (144A)	10,084,902
18,500,000(c)	RMF Buyout Issuance Trust, Series 2019-1, Class A, 2.475%, 7/25/29 (144A)	18,499,987
4,500,000(c)	RMF Buyout Issuance Trust, Series 2019-1, Class M2, 2.872%, 7/25/29 (144A)	4,499,995
11,293,020(a)	Shelter Growth CRE Issuer, Ltd., Series 2018-FL1, Class A, 3.394% (1 Month USD LIBOR + 100 bps), 1/15/35 (144A)	11,303,662
187,500(a)	Silver Creek CLO, Ltd., Series 2014-1A, Class X, 3.442% (3 Month USD LIBOR + 85 bps), 7/20/30 (144A)	187,551
4,480,000(a)	Silverstone Master Issuer Plc, Series 2018-1A, Class 1A, 2.982% (3 Month USD LIBOR + 39 bps), 1/21/70 (144A)	4,478,118
5,000,000(a)	Silverstone Master Issuer Plc, Series 2019-1A, Class 1A, 3.148% (3 Month USD LIBOR + 57 bps), 1/21/70 (144A)	5,014,205
7,153,020(a)	SLIDE, Series 2018-FUN, Class B, 3.644% (1 Month USD LIBOR + 125 bps), 6/15/31 (144A)	7,164,122
8,617,890(a)	STACR Trust, Series 2018-DNA3, Class M1, 3.154% (1 Month USD LIBOR + 75 bps), 9/25/48 (144A)	8,625,406
8,599,974(a)	STACR Trust, Series 2018-HRP1, Class M2, 4.054% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	8,635,497
1,885,655(a)	STACR Trust, Series 2018-HRP1, Class M2A, 4.054% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	1,893,930
3,950,000(a)	STACR Trust, Series 2018-HRP2, Class M2, 3.654% (1 Month USD LIBOR + 125 bps), 2/25/47 (144A)	3,967,349
17,605,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 4.804% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	17,967,952
7,500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 3.564% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	7,492,322
8,049,171(a)	Stonemont Portfolio Trust, Series 2017-MONT, Class B, 3.483% (1 Month USD LIBOR + 110 bps), 8/20/30 (144A)	8,051,618
3,145,987(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	3,111,995
6,397,084(c)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	6,460,991
1,225,000(a)	TCI-Symphony CLO, Ltd., Series 2017-1A, Class X, 3.397% (3 Month USD LIBOR + 80 bps), 7/15/30 (144A)	1,225,198
4,374,433(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 3.769% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	4,375,728
19,000,000(a)	Towd Point HE Trust, Series 2019-HE1, Class A1, 3.341% (1 Month USD LIBOR + 90 bps), 4/25/48 (144A)	18,939,580
129,590(a)	Velocity Commercial Capital Loan Trust, Series 2016-1, Class AFL, 4.854% (1 Month USD LIBOR + 245 bps), 4/25/46 (144A)	129,954
8,709,682(a)	VMC Finance LLC, Series 2018-FL2, Class A, 3.314% (1 Month USD LIBOR + 92 bps), 10/15/35 (144A)	8,712,514
7,400,000(a)	VMC Finance LLC, Series 2018-FL2, Class B, 3.744% (1 Month USD LIBOR + 135 bps), 10/15/35 (144A)	7,381,437
4,369,256(c)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 3.97%, 11/23/43 (144A)	4,392,767
12,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 3.594% (1 Month USD LIBOR + 120 bps), 12/15/34 (144A)	12,781,870
6,771,750(c)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	6,859,905
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,506,734,242)	$1,503,671,852
	CORPORATE BONDS - 19.0% of Net Assets
	Aerospace & Defense - 0.3%
7,567,000	Boeing Capital Corp., 4.7%, 10/27/19	$7,619,282
9,335,000(a)	United Technologies Corp., 2.929% (3 Month USD LIBOR + 35 bps), 11/1/19	9,345,089
905,000(a)	United Technologies Corp., 3.175% (3 Month USD LIBOR + 65 bps), 8/16/21	905,569
	Total Aerospace & Defense	$17,869,940
	Agriculture - 0.2%
10,970,000(a)	BAT Capital Corp., 3.118% (3 Month USD LIBOR + 59 bps), 8/14/20	$10,996,446
	Total Agriculture	$10,996,446
	Auto Manufacturers - 1.5%
3,158,000	American Honda Finance Corp., 1.2%, 7/12/19	$3,156,534
8,833,000(a)	American Honda Finance Corp., 2.67% (3 Month USD LIBOR + 26 bps), 6/16/20	8,846,682
4,275,000(a)	American Honda Finance Corp., 2.745% (3 Month USD LIBOR + 21 bps), 2/12/21	4,277,116

Principal
Amount
USD ($)		Value
	Auto Manufacturers - (continued)
2,850,000(a)	American Honda Finance Corp., 2.851% (3 Month USD LIBOR + 54 bps), 6/27/22	$ 2,856,829
2,000,000(a)	American Honda Finance Corp., 2.868% (3 Month USD LIBOR + 34 bps), 2/14/20	2,003,724
7,500,000(a)	BMW US Capital LLC, 2.898% (3 Month USD LIBOR + 37 bps), 8/14/20 (144A)	7,519,495
2,650,000(a)	Daimler Finance North America LLC, 3.203% (3 Month USD LIBOR + 62 bps), 10/30/19 (144A)	2,654,514
2,015,000(a)	Ford Motor Credit Co. LLC, 3.484% (3 Month USD LIBOR + 88 bps), 10/12/21	1,983,308
780,000(a)	Ford Motor Credit Co. LLC, 3.495% (3 Month USD LIBOR + 93 bps), 11/4/19	781,006
2,980,000(a)	Ford Motor Credit Co. LLC, 3.592% (3 Month USD LIBOR + 100 bps), 1/9/20	2,985,894
2,854,000(a)	General Motors Co., 3.365% (3 Month USD LIBOR + 80 bps), 8/7/20	2,857,545
1,970,000(a)	Nissan Motor Acceptance Corp., 2.72% (3 Month USD LIBOR + 39 bps), 9/28/20 (144A)	1,967,732
6,750,000(a)	Nissan Motor Acceptance Corp., 2.93% (3 Month USD LIBOR + 52 bps), 3/15/21 (144A)	6,732,215
2,650,000(a)	Nissan Motor Acceptance Corp., 2.97% (3 Month USD LIBOR + 52 bps), 9/13/19 (144A)	2,651,795
3,530,000(a)	Nissan Motor Acceptance Corp., 2.987% (3 Month USD LIBOR + 39 bps), 7/13/20 (144A)	3,529,868
6,869,000(a)	PACCAR Financial Corp., 2.805% (3 Month USD LIBOR + 26 bps), 5/10/21	6,878,040
5,950,000(a)	Toyota Motor Credit Corp., 2.572% (3 Month USD LIBOR + 17 bps), 9/18/20	5,955,190
3,000,000(a)	Toyota Motor Credit Corp., 2.806% (3 Month USD LIBOR + 37 bps), 3/12/20	3,006,190
5,487,000(a)	Toyota Motor Credit Corp., 2.848% (3 Month USD LIBOR + 26 bps), 4/17/20	5,495,799
3,063,000(a)	Toyota Motor Credit Corp., 3.041% (3 Month USD LIBOR + 44 bps), 10/18/19	3,067,119
5,550,000(a)	Volkswagen Group of America Finance LLC, 3.475% (3 Month USD LIBOR + 94 bps), 11/12/21 (144A)	5,594,386
	Total Auto Manufacturers	$84,800,981
	Banks - 8.6%
11,563,000	ABN AMRO Bank NV, 2.45%, 6/4/20 (144A)	$11,565,035
8,760,000(a)	Bank of America Corp., 3.252% (3 Month USD LIBOR + 66 bps), 7/21/21	8,787,862
3,100,000(a)	Bank of America Corp., 3.752% (3 Month USD LIBOR + 116 bps), 1/20/23	3,134,779
2,082,000(a)	Bank of America Corp., 4.012% (3 Month USD LIBOR + 142 bps), 4/19/21	2,120,931
1,300,000	Bank of Montreal, 1.75%, 9/11/19	1,298,557
4,214,000(a)	Bank of Montreal, 2.85% (3 Month USD LIBOR + 44 bps), 6/15/20	4,228,472
2,820,000(a)	Bank of Montreal, 2.937% (3 Month USD LIBOR + 34 bps), 7/13/20	2,825,775
2,540,000(a)	Bank of Montreal, 3.251% (3 Month USD LIBOR + 65 bps), 7/18/19	2,540,871
2,405,000	Bank of New York Mellon Corp., 2.3%, 9/11/19	2,405,066
1,000,000	Bank of New York Mellon Corp., 2.6%, 8/17/20	1,005,178
2,960,000(a)	Bank of New York Mellon Corp., 2.931% (3 Month USD LIBOR + 48 bps), 9/11/19	2,963,063
15,811,000(a)	Bank of Nova Scotia, 3.032% (3 Month USD LIBOR + 44 bps), 4/20/21	15,877,746
5,790,000	Banque Federative du Credit Mutuel SA, 2.2%, 7/20/20 (144A)	5,782,833
8,050,000(a)	Banque Federative du Credit Mutuel SA, 3.082% (3 Month USD LIBOR + 49 bps), 7/20/20 (144A)	8,072,494
6,400,000(a)	Barclays Plc, 3.948% (3 Month USD LIBOR + 143 bps), 2/15/23	6,366,034
2,905,000	BB&T Corp., 2.45%, 1/15/20	2,905,777
3,970,000(a)	BB&T Corp., 2.799% (3 Month USD LIBOR + 22 bps), 2/1/21	3,964,844
3,065,000(a)	BB&T Corp., 3.312% (3 Month USD LIBOR + 72 bps), 1/15/20	3,073,863
9,140,000	BNP Paribas SA, 2.375%, 5/21/20	9,139,844
11,550,000	BPCE SA, 2.5%, 7/15/19	11,549,076
3,000,000(a)	Branch Banking & Trust Co., 3.047% (3 Month USD LIBOR + 45 bps), 1/15/20	3,005,130
4,450,000	Canadian Imperial Bank of Commerce, 1.6%, 9/6/19	4,443,266
2,610,000(a)	Canadian Imperial Bank of Commerce, 2.994% (3 Month USD LIBOR + 52 bps), 9/6/19	2,612,881
2,600,000	Capital One NA, 1.85%, 9/13/19	2,596,420
2,720,000	Capital One NA, 2.4%, 9/5/19	2,719,544
6,430,000(a)	Capital One NA, 3.215% (3 Month USD LIBOR + 77 bps), 9/13/19	6,435,803
3,800,000(a)	Citibank NA, 2.662% (3 Month USD LIBOR + 26 bps), 9/18/19	3,801,702
4,450,000(a)	Citibank NA, 2.899% (3 Month USD LIBOR + 32 bps), 5/1/20	4,455,044
5,765,000(a)	Citibank NA, 3.162% (3 Month USD LIBOR + 57 bps), 7/23/21	5,780,681
6,430,000(a)	Citigroup, Inc., 3.374% (3 Month USD LIBOR + 79 bps), 1/10/20	6,449,402
5,520,000(a)	Citizens Bank NA, 3.06% (3 Month USD LIBOR + 54 bps), 3/2/20	5,529,715
4,410,000(a)	Citizens Bank NA, 3.091% (3 Month USD LIBOR + 57 bps), 5/26/20	4,421,188
9,820,000(a)	Cooperatieve Rabobank UA, 3.016% (3 Month USD LIBOR + 43 bps), 4/26/21	9,850,970
7,295,000(a)	Cooperatieve Rabobank UA, 3.072% (3 Month USD LIBOR + 51 bps), 8/9/19	7,299,649
4,765,000	Credit Suisse AG, 5.3%, 8/13/19	4,780,129
10,490,000	Credit Suisse Group Funding Guernsey, Ltd., 2.75%, 3/26/20	10,506,400
11,340,000(a)	Danske Bank AS, 3.054% (3 Month USD LIBOR + 58 bps), 9/6/19 (144A)	11,340,535
5,015,000	Discover Bank, 3.1%, 6/4/20	5,039,222
14,546,000(a)	DNB Bank ASA, 2.69% (3 Month USD LIBOR + 37 bps), 10/2/20 (144A)	14,568,674
6,275,000(a)	Federation des Caisses Desjardins du Quebec, 2.913% (3 Month USD LIBOR + 33 bps), 10/30/20 (144A)	6,286,563
5,740,000	Fifth Third Bank, 1.625%, 9/27/19	5,729,217
4,005,000(a)	Fifth Third Bank, 2.833% (3 Month USD LIBOR + 25 bps), 10/30/20	4,006,063
455,000(a)	Fifth Third Bank, 2.901% (3 Month USD LIBOR + 59 bps), 9/27/19	455,348
2,995,000(a)	Goldman Sachs Group, Inc., 3.61% (3 Month USD LIBOR + 120 bps), 9/15/20	3,023,734
3,603,000(a)	Goldman Sachs Group, Inc., 3.612% (3 Month USD LIBOR + 102 bps), 10/23/19	3,613,187
8,535,000(a)	Goldman Sachs Group, Inc., 3.94% (3 Month USD LIBOR + 136 bps), 4/23/21	8,663,579
7,780,000(a)	HSBC Holdings Plc, 3.086% (3 Month USD LIBOR + 65 bps), 9/11/21	7,787,194
6,770,000(a)	HSBC Holdings Plc, 3.12% (3 Month USD LIBOR + 60 bps), 5/18/21	6,775,349
100,000(a)	ING Bank NV, 3.128% (3 Month USD LIBOR + 61 bps), 8/15/19 (144A)	100,086
700,000(a)	ING Bank NV, 3.495% (3 Month USD LIBOR + 97 bps), 8/17/20 (144A)	706,098
6,600,000(a)	JPMorgan Chase & Co., 3.003% (3 Month USD LIBOR + 55 bps), 3/9/21	6,609,574
5,885,000(a)	JPMorgan Chase Bank NA, 2.926% (3 Month USD LIBOR + 34 bps), 4/26/21	5,892,229
2,750,000(a)	JPMorgan Chase Bank NA, 2.97% (SOFRRATE + 55 bps), 10/19/20	2,752,005
1,156,000	KeyBank NA, 1.6%, 8/22/19	1,154,590

Principal
Amount
USD ($)		Value
	Banks - (continued)
5,500,000	KeyBank NA, 2.5%, 12/15/19	$ 5,500,990
2,905,000(a)	KeyBank NA, 3.239% (3 Month USD LIBOR + 66 bps), 2/1/22	2,915,570
12,892,000(a)	Lloyds Bank Plc, 3.055% (3 Month USD LIBOR + 49 bps), 5/7/21	12,887,001
429,000	Macquarie Group, Ltd., 7.625%, 8/13/19 (144A)	431,501
4,410,000	Manufacturers & Traders Trust Co., 2.25%, 7/25/19	4,409,650
5,800,000(a)	Mitsubishi UFJ Financial Group, Inc., 3.172% (3 Month USD LIBOR + 70 bps), 3/7/22	5,817,874
8,820,000(a)	Mitsubishi UFJ Financial Group, Inc., 3.236% (3 Month USD LIBOR + 65 bps), 7/26/21	8,855,059
3,310,000	Mizuho Bank, Ltd., 2.65%, 9/25/19 (144A)	3,311,948
5,075,000	Mizuho Financial Group, Inc., 2.273%, 9/13/21	5,058,594
5,680,000(a)	Mizuho Financial Group, Inc., 3.461% (3 Month USD LIBOR + 94 bps), 2/28/22	5,727,159
1,245,000	Nordea Bank Abp, 2.5%, 9/17/20 (144A)	1,247,976
4,515,000(a)	Nordea Bank Abp, 2.95% (3 Month USD LIBOR + 62 bps), 9/30/19 (144A)	4,521,328
5,242,000(a)	Nordea Bank Abp, 2.995% (3 Month USD LIBOR + 47 bps), 5/29/20 (144A)	5,259,739
9,220,000	PNC Bank NA, 2.3%, 6/1/20	9,224,887
3,500,000(a)	Royal Bank of Canada, 2.765% (3 Month USD LIBOR + 24 bps), 8/29/19	3,501,505
3,960,000(a)	Royal Bank of Canada, 2.826% (3 Month USD LIBOR + 24 bps), 10/26/20	3,966,804
3,115,000(a)	Royal Bank of Canada, 2.9% (3 Month USD LIBOR + 38 bps), 3/2/20	3,121,897
3,000,000(a)	Royal Bank of Canada, 3.052% (3 Month USD LIBOR + 47 bps), 4/29/22	3,007,017
2,500,000(a)	Royal Bank of Canada, 3.062% (3 Month USD LIBOR + 48 bps), 7/29/19	2,501,170
5,435,000(a)	Skandinaviska Enskilda Banken AB, 2.955% (3 Month USD LIBOR + 43 bps), 5/17/21 (144A)	5,447,678
9,025,000(a)	Skandinaviska Enskilda Banken AB, 3.02% (3 Month USD LIBOR + 57 bps), 9/13/19 (144A)	9,036,361
3,779,000(a)	State Street Corp., 3.42% (3 Month USD LIBOR + 90 bps), 8/18/20	3,814,230
3,950,000(a)	Sumitomo Mitsui Banking Corp., 2.911% (3 Month USD LIBOR + 31 bps), 10/18/19	3,952,964
5,020,000(a)	Sumitomo Mitsui Banking Corp., 2.938% (3 Month USD LIBOR + 35 bps), 1/17/20	5,026,657
3,150,000(a)	Sumitomo Mitsui Banking Corp., 2.971% (3 Month USD LIBOR + 37 bps), 10/16/20	3,154,284
7,800,000(a)	SunTrust Bank, 3.113% (3 Month USD LIBOR + 53 bps), 1/31/20	7,813,942
5,700,000(a)	Svenska Handelsbanken AB, 2.813% (3 Month USD LIBOR + 36 bps), 9/8/20	5,712,055
3,750,000(a)	Svenska Handelsbanken AB, 2.964% (3 Month USD LIBOR + 49 bps), 9/6/19	3,754,152
11,387,000(a)	Toronto-Dominion Bank, 2.67% (3 Month USD LIBOR + 26 bps), 9/17/20	11,411,277
2,600,000(a)	Toronto-Dominion Bank, 3.185% (3 Month USD LIBOR + 65 bps), 8/13/19	2,602,203
4,849,000(a)	UBS AG, 3.0% (3 Month USD LIBOR + 48 bps), 12/1/20 (144A)	4,864,284
9,635,000(a)	UBS AG, 3.168% (3 Month USD LIBOR + 64 bps), 8/14/19	9,643,438
3,960,000(a)	US Bank NA, 2.732% (3 Month USD LIBOR + 14 bps), 10/23/20	3,951,855
8,715,000(a)	US Bank NA, 2.875% (3 Month USD LIBOR + 31 bps), 2/4/21	8,735,497
2,965,000(a)	US Bank NA, 2.901% (3 Month USD LIBOR + 32 bps), 1/24/20	2,968,586
4,450,000(a)	US Bank NA, 2.906% (3 Month USD LIBOR + 32 bps), 4/26/21	4,456,438
3,795,000(a)	Wells Fargo & Co., 3.263% (3 Month USD LIBOR + 68 bps), 1/30/20	3,807,934
3,125,000(a)	Wells Fargo & Co., 3.691% (3 Month USD LIBOR + 111 bps), 1/24/23	3,162,584
4,450,000(a)	Wells Fargo & Co., 3.843% (3 Month USD LIBOR + 134 bps), 3/4/21	4,517,760
3,224,000(a)	Wells Fargo Bank NA, 2.827% (3 Month USD LIBOR + 23 bps), 1/15/20	3,226,914
6,000,000(a)	Wells Fargo Bank NA, 3.141% (3 Month USD LIBOR + 62 bps), 5/27/22	6,012,866
	Total Banks	$497,140,899
	Beverages - 0.1%
7,750,000	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	$7,870,786
	Total Beverages	$7,870,786
	Biotechnology - 0.3%
5,315,000(a)	Amgen, Inc., 2.985% (3 Month USD LIBOR + 45 bps), 5/11/20	$5,327,569
9,125,000	Celgene Corp., 2.875%, 8/15/20	9,173,416
	Total Biotechnology	$14,500,985
	Building Materials - 0.0%†
2,477,000(a)	Martin Marietta Materials, Inc., 2.887% (3 Month USD LIBOR + 50 bps), 12/20/19	$2,476,961
	Total Building Materials	$2,476,961
	Chemicals - 0.2%
8,620,000(a)	DowPont de Nemours, Inc., 3.228% (3 Month USD LIBOR + 71 bps), 11/15/20	$8,675,631
	Total Chemicals	$8,675,631
	Commercial Services - 0.0%†
2,780,000	ERAC USA Finance LLC, 2.35%, 10/15/19 (144A)	$2,776,714
	Total Commercial Services	$2,776,714
	Diversified Financial Services - 0.8%
7,510,000(a)	AIG Global Funding, 2.8% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	$7,534,669
3,970,000(a)	American Express Co., 2.913% (3 Month USD LIBOR + 33 bps), 10/30/20	3,976,771
5,880,000(a)	American Express Credit Corp., 2.95% (3 Month USD LIBOR + 43 bps), 3/3/20	5,890,542
3,085,000(a)	American Express Credit Corp., 3.153% (3 Month USD LIBOR + 57 bps), 10/30/19	3,089,081
4,005,000(a)	Capital One Financial Corp., 3.033% (3 Month USD LIBOR + 45 bps), 10/30/20	4,008,860
12,910,000(a)	Charles Schwab Corp., 2.842% (3 Month USD LIBOR + 32 bps), 5/21/21	12,926,520
2,635,000(a)	Mizuho Securities USA LLC, 2.543% (3 Month USD LIBOR + 20 bps), 9/24/19 (144A)	2,636,138
3,597,000	TD Ameritrade Holding Corp., 5.6%, 12/1/19	3,642,594
	Total Diversified Financial Services	$43,705,175
	Electric - 0.3%
1,750,000	Dominion Energy, Inc., 1.6%, 8/15/19	$1,747,509
6,353,000	Dominion Energy, Inc., 2.579%, 7/1/20	6,343,871
4,967,000(a)	Duke Energy Progress LLC, 2.633% (3 Month USD LIBOR + 18 bps), 9/8/20	4,965,814
5,584,000	Eversource Energy, 4.5%, 11/15/19	5,621,738
	Total Electric	$18,678,932

Principal
Amount
USD ($)		Value
	Electronics - 0.0%†
1,925,000	Amphenol Corp., 2.2%, 4/1/20	$1,920,931
	Total Electronics	$1,920,931
	Food - 0.1%
2,795,000(a)	Conagra Brands, Inc., 3.342% (3 Month USD LIBOR + 75 bps), 10/22/20	$2,795,444
900,000(a)	Tyson Foods, Inc., 3.07% (3 Month USD LIBOR + 55 bps), 6/2/20	900,903
	Total Food	$3,696,347
	Gas - 0.1%
5,865,000	Dominion Energy Gas Holdings LLC, 2.5%, 12/15/19	$5,860,169
	Total Gas	$5,860,169
	Healthcare-Products - 0.3%
5,800,000	Becton Dickinson & Co., 2.404%, 6/5/20	$5,795,615
1,066,000	Becton Dickinson & Co., 2.675%, 12/15/19	1,066,337
2,990,000(a)	Becton Dickinson & Co., 3.194% (3 Month USD LIBOR + 88 bps), 12/29/20	2,990,442
6,000,000(a)	Becton Dickinson & Co., 3.504% (3 Month USD LIBOR + 103 bps), 6/6/22	6,040,135
2,680,000(a)	Medtronic, Inc., 3.21% (3 Month USD LIBOR + 80 bps), 3/15/20	2,692,803
	Total Healthcare-Products	$18,585,332
	Healthcare-Services - 0.3%
9,456,000	Anthem, Inc., 2.25%, 8/15/19	$9,452,501
5,945,000(a)	UnitedHealth Group, Inc., 2.667% (3 Month USD LIBOR + 7 bps), 10/15/20	5,937,690
890,000	UnitedHealth Group, Inc., 2.7%, 7/15/20	893,621
	Total Healthcare-Services	$16,283,812
	Insurance - 1.5%
6,440,000(a)	Allstate Corp., 2.76% (3 Month USD LIBOR + 43 bps), 3/29/21	$6,451,439
3(a)	Ambac LSNI LLC, 7.319% (3 Month USD LIBOR + 500 bps), 2/12/23 (144A)	3
11,000,001	American International Group, Inc., 2.3%, 7/16/19	10,999,111
3,600,000(a)	Berkshire Hathaway Finance Corp., 2.778% (3 Month USD LIBOR + 26 bps), 8/15/19	3,601,476
4,720,000	MassMutual Global Funding II, 1.55%, 10/11/19 (144A)	4,711,421
7,321,000	Metropolitan Life Global Funding I, 1.55%, 9/13/19 (144A)	7,307,676
550,000	Metropolitan Life Global Funding I, 1.75%, 9/19/19 (144A)	549,153
3,705,000(a)	Metropolitan Life Global Funding I, 2.639% (3 Month USD LIBOR + 22 bps), 9/19/19 (144A)	3,708,270
5,090,000(a)	Metropolitan Life Global Funding I, 2.836% (3 Month USD LIBOR + 40 bps), 6/12/20 (144A)	5,104,817
2,211,000(a)	New York Life Global Funding, 2.862% (3 Month USD LIBOR + 27 bps), 4/9/20 (144A)	2,214,559
9,215,000(a)	New York Life Global Funding, 2.862% (3 Month USD LIBOR + 28 bps), 1/28/21 (144A)	9,229,703
4,531,000(a)	New York Life Global Funding, 2.885% (3 Month USD LIBOR + 32 bps), 8/6/21 (144A)	4,539,828
4,204,000(a)	New York Life Global Funding, 2.971% (3 Month USD LIBOR + 39 bps), 10/24/19 (144A)	4,208,984
4,270,000	Pricoa Global Funding I, 1.45%, 9/13/19 (144A)	4,261,656
1,515,000	Principal Life Global Funding II, 2.2%, 4/8/20 (144A)	1,511,899
7,738,000	Protective Life Corp., 7.375%, 10/15/19	7,841,216
875,000	Protective Life Global Funding, 1.555%, 9/13/19 (144A)	873,360
4,765,000(a)	Protective Life Global Funding, 2.85% (3 Month USD LIBOR + 52 bps), 6/28/21 (144A)	4,781,821
3,811,000	Prudential Financial, Inc., 2.35%, 8/15/19	3,810,719
	Total Insurance	$85,707,111
	Machinery-Construction & Mining - 0.4%
4,480,000(a)	Caterpillar Financial Services Corp., 2.64% (3 Month USD LIBOR + 23 bps), 3/15/21	$4,478,545
5,495,000(a)	Caterpillar Financial Services Corp., 2.698% (3 Month USD LIBOR + 18 bps), 5/15/20	5,500,990
2,600,000(a)	Caterpillar Financial Services Corp., 2.752% (3 Month USD LIBOR + 28 bps), 9/7/21	2,600,598
4,597,000(a)	Caterpillar Financial Services Corp., 2.915% (3 Month USD LIBOR + 39 bps), 5/17/21	4,608,086
8,620,000	Caterpillar Financial Services Corp., 2.95%, 5/15/20	8,667,927
	Total Machinery-Construction & Mining	$25,856,146
	Machinery-Diversified - 0.4%
7,295,000(a)	John Deere Capital Corp., 2.713% (3 Month USD LIBOR + 26 bps), 9/10/21	$7,291,952
4,500,000(a)	John Deere Capital Corp., 2.872% (3 Month USD LIBOR + 40 bps), 6/7/21	4,513,068
5,512,000(a)	John Deere Capital Corp., 2.9% (3 Month USD LIBOR + 38 bps), 3/7/22	5,511,831
3,000,000(a)	John Deere Capital Corp., 3.004% (3 Month USD LIBOR + 42 bps), 7/10/20	3,008,861
	Total Machinery-Diversified	$20,325,712
	Media - 0.3%
8,000,000(a)	Comcast Corp., 2.649% (3 Month USD LIBOR + 33 bps), 10/1/20	$8,014,995
11,499,000(a)	NBCUniversal Enterprise, Inc., 2.719% (3 Month USD LIBOR + 40 bps), 4/1/21 (144A)	11,523,180
	Total Media	$19,538,175
	Oil & Gas - 0.7%
1,000,000	BP Capital Markets Plc, 1.768%, 9/19/19	$998,288
5,685,000	BP Capital Markets Plc, 2.315%, 2/13/20	5,683,579
5,766,000(a)	BP Capital Markets Plc, 3.28% (3 Month USD LIBOR + 87 bps), 9/16/21	5,839,983
3,115,000(a)	Chevron Corp., 2.73% (3 Month USD LIBOR + 21 bps), 3/3/20	3,119,164
2,765,000(a)	Chevron Corp., 2.928% (3 Month USD LIBOR + 41 bps), 11/15/19	2,768,909
3,652,000(a)	Chevron Corp., 3.475% (3 Month USD LIBOR + 95 bps), 5/16/21	3,707,139
8,710,000(a)	Phillips 66, 3.121% (3 Month USD LIBOR + 60 bps), 2/26/21	8,710,291
3,132,000(a)	Shell International Finance BV, 2.786% (3 Month USD LIBOR + 35 bps), 9/12/19	3,134,492
5,345,000	Total Capital SA, 4.45%, 6/24/20	5,460,292
	Total Oil & Gas	$39,422,137
	Pharmaceuticals - 1.1%
17,275,000	AbbVie, Inc., 2.5%, 5/14/20	$17,273,354
4,670,000(a)	Bayer US Finance II LLC, 2.979% (3 Month USD LIBOR + 63 bps), 6/25/21 (144A)	4,638,643
6,730,000(a)	Cigna Corp., 3.06% (3 Month USD LIBOR + 65 bps), 9/17/21 (144A)	6,732,839
15,575,000(a)	CVS Health Corp., 3.083% (3 Month USD LIBOR + 63 bps), 3/9/20	15,612,793
1,745,000	CVS Health Corp., 3.125%, 3/9/20	1,751,676

Principal
Amount
USD ($)		Value
	Pharmaceuticals - (continued)
6,940,000	Shire Acquisitions Investments Ireland, DAC, 1.9%, 9/23/19	$ 6,929,243
11,060,000(a)	Zoetis, Inc., 2.96% (3 Month USD LIBOR + 44 bps), 8/20/21	10,977,949
	Total Pharmaceuticals	$63,916,497
	Pipelines - 0.1%
3,615,000	Enterprise Products Operating LLC, 2.55%, 10/15/19	$3,613,875
4,750,000	TransCanada PipeLines, Ltd., 2.125%, 11/15/19	4,740,563
	Total Pipelines	$8,354,438
	REITs - 0.4%
13,503,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$13,508,625
1,153,000	ERP Operating LP, 2.375%, 7/1/19	1,153,000
5,644,000	UDR, Inc., 3.7%, 10/1/20	5,717,982
	Total REITs	$20,379,607
	Retail - 0.3%
6,772,000	Alimentation Couche-Tard, Inc., 2.35%, 12/13/19 (144A)	$6,764,415
3,296,000(a)	Alimentation Couche-Tard, Inc., 2.95% (3 Month USD LIBOR + 50 bps), 12/13/19 (144A)	3,296,710
4,517,000(a)	Home Depot, Inc., 2.629% (3 Month USD LIBOR + 15 bps), 6/5/20	4,522,356
	Total Retail	$14,583,481
	Savings & Loans - 0.0%†
962,000	Nationwide Building Society, 2.35%, 1/21/20 (144A)	$960,937
	Total Savings & Loans	$960,937
	Telecommunications - 0.4%
6,249,000(a)	AT&T, Inc., 3.26% (3 Month USD LIBOR + 93 bps), 6/30/20	$6,292,746
2,885,000	Deutsche Telekom International Finance BV, 2.225%, 1/17/20 (144A)	2,877,551
2,990,000(a)	Deutsche Telekom International Finance BV, 3.168% (3 Month USD LIBOR + 58 bps), 1/17/20 (144A)	2,993,580
5,380,000	Orange SA, 1.625%, 11/3/19	5,363,075
6,771,000	Orange SA, 5.375%, 7/8/19	6,774,192
	Total Telecommunications	$24,301,144
	Transportation - 0.1%
4,524,000	Union Pacific Corp., 1.8%, 2/1/20	$4,506,703
	Total Transportation	$4,506,703
	Trucking & Leasing - 0.2%
1,400,000(a)	Aviation Capital Group LLC, 3.253% (3 Month USD LIBOR + 67 bps), 7/30/21 (144A)	$1,395,204
4,854,000	GATX Corp., 2.6%, 3/30/20	4,849,613
5,010,000(a)	GATX Corp., 3.285% (3 Month USD LIBOR + 72 bps), 11/5/21	4,988,655
	Total Trucking & Leasing	$11,233,472
	TOTAL CORPORATE BONDS
	(Cost $1,095,204,288)	$1,094,925,601
	INSURANCE-LINKED SECURITIES - 3.8% of Net Assets(d)
	Catastrophe Linked Bonds - 2.0%
	Earthquakes - California - 0.2%
3,750,000(a)	Ursa Re, 5.587% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$3,712,125
1,800,000(a)	Ursa Re, 6.087% (3 Month U.S. Treasury Bill + 400 bps), 12/10/19 (144A)	1,776,420
1,600,000(a)	Ursa Re, 6.167% (3 Month U.S. Treasury Bill + 408 bps), 12/10/20 (144A)	1,582,560
750,000(a)	Ursa Re, 7.187% (3 Month U.S. Treasury Bill + 510 bps), 9/24/21 (144A)	727,425
		$7,798,530
	Earthquakes - Chile - 0.0%†
1,800,000(a)	International Bank for Reconstruction & Development, 4.818% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$1,783,440
	Earthquakes - Colombia - 0.0%†
1,300,000(a)	International Bank for Reconstruction & Development, 5.318% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$1,285,570
	Earthquakes - Japan - 0.1%
500,000(a)	Kizuna Re II, 3.962% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A)	$494,000
2,500,000(a)	Nakama Re, 4.159% (3 Month USD LIBOR + 200 bps), 4/13/23 (144A)	2,453,000
2,500,000(a)	Nakama Re, 4.401% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	2,478,750
		$5,425,750
	Earthquakes - Mexico - 0.0%†
1,400,000(a)	International Bank for Reconstruction & Development, 4.818% (3 Month USD LIBOR + 250 bps), 2/14/20 (144A)	$1,387,680
	Earthquakes - Peru - 0.0%†
1,000,000(a)	International Bank for Reconstruction & Development, 8.318% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$691,500
	Earthquakes - U.S. - 0.1%
4,000,000(a)	Acorn Re, 5.151% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$3,952,000
2,350,000(a)	Kilimanjaro Re, 5.837% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A)	2,331,200
		$6,283,200
	Earthquakes - U.S. Regional - 0.0%†
500,000(a)	Merna Re, 4.087% (3 Month U.S. Treasury Bill + 200 bps), 4/8/21 (144A)	$495,300
	Health - U.S. - 0.1%
2,000,000(a)	Vitality Re VII, 4.237% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A)	$2,004,800

Principal
Amount
USD ($)		Value
	Health - U.S. - (continued)
1,000,000(a)	Vitality Re VII, 4.737% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A)	$1,005,600
		$3,010,400
	Hurricane - U.S. - 0.0%†
250,000(a)	Bowline Re, 10.587% (3 Month U.S. Treasury Bill + 850 bps), 3/20/23 (144A)	$247,450
	Inland Flood - U.S. - 0.0%†
500,000(a)	FloodSmart Re, 13.337% (3 Month U.S. Treasury Bill + 1,125 bps), 3/7/22 (144A)	$499,500
	Multiperil - Japan - 0.0%†
250,000(a)	Akibare Re, 4.209% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	$232,675
500,000(a)	Akibare Re, 4.219% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	464,200
		$696,875
	Multiperil - U.S. - 0.7%
4,500,000(a)	Bowline Re, 6.587% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A)	$4,356,000
2,250,000(a)	Caelus Re IV, 7.337% (3 Month U.S. Treasury Bill + 525 bps), 3/6/20 (144A)	2,216,250
1,000,000(a)	Caelus Re V, 5.217% (3 Month U.S. Treasury Bill + 313 bps), 6/5/20 (144A)	899,900
500,000(a)	Caelus Re V, 5.587% (3 Month U.S. Treasury Bill + 350 bps), 6/7/21 (144A)	461,000
750,000(a)	Caelus Re V, 6.587% (3 Month U.S. Treasury Bill + 450 bps), 6/7/21 (144A)	689,250
1,250,000(a)	Caelus Re V, 6.847% (1 Month U.S. Treasury Bill + 476 bps), 6/5/20 (144A)	312,500
500,000(a)	Fortius Re II, 5.879% (6 Month USD LIBOR + 342 bps), 7/7/21 (144A)	479,250
4,350,000(a)	Kilimanjaro Re, 7.338% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	4,198,185
2,750,000(a)	Kilimanjaro Re, 8.837% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	2,717,275
2,000,000(a)	Kilimanjaro Re, 11.337% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	1,954,000
3,000,000(a)	Kilimanjaro II Re, 7.633% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	2,964,000
1,700,000(a)	Kilimanjaro II Re, 9.073% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	1,677,050
1,000,000(a)	Northshore Re II, 9.297% (3 Month U.S. Treasury Bill + 721 bps), 7/6/20 (144A)	988,400
2,000,000+(a)	Panthera Re, 5.587% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A)	2,005,400
1,000,000(a)	Residential Reinsurance 2015, 9.097% (3 Month U.S. Treasury Bill + 701 bps), 12/6/19 (144A)	974,000
2,350,000(a)	Residential Reinsurance 2016, 6.057% (3 Month U.S. Treasury Bill + 397 bps), 12/6/20 (144A)	2,273,155
2,100,000(a)	Residential Reinsurance 2017, 5.257% (3 Month U.S. Treasury Bill + 317 bps), 6/6/21 (144A)	2,043,720
2,900,000(a)	Residential Reinsurance 2017, 7.847% (3 Month U.S. Treasury Bill + 576 bps), 12/6/21 (144A)	2,801,110
1,250,000(a)	Residential Reinsurance 2018, 5.337% (3 Month U.S. Treasury Bill + 325 bps), 6/6/22 (144A)	1,202,500
500,000(a)	Residential Reinsurance 2019, 6.587% (3 Month U.S. Treasury Bill + 450 bps), 6/6/23 (144A)	498,200
300,000(a)	Sanders Re, 5.271% (6 Month USD LIBOR + 307 bps), 12/6/21 (144A)	291,870
2,500,000(a)	Skyline Re, 4.587% (3 Month U.S. Treasury Bill + 250 bps), 1/6/20 (144A)	2,500,000
3,350,000(a)	Tailwind Re, 9.057% (3 Month U.S. Treasury Bill + 697 bps), 1/8/22 (144A)	3,316,835
		$41,819,850
	Multiperil - U.S. Regional - 0.2%
2,650,000(a)	Bonanza Re, 5.903% (6 Month USD LIBOR + 337 bps), 12/31/19 (144A)	$2,588,785
4,000,000(a)	Long Point Re III, 2.75% (ZERO + 275 bps), 6/1/22 (144A)	3,942,000
2,600,000(a)	MetroCat Re, 5.787% (3 Month U.S. Treasury Bill + 370 bps), 5/8/20 (144A)	2,590,120
		$9,120,905
	Multiperil - Worldwide - 0.2%
3,300,000(a)	Galilei Re, 7.306% (6 Month USD LIBOR + 479 bps), 1/8/20 (144A)	$3,270,630
1,250,000(a)	Galilei Re, 7.326% (6 Month USD LIBOR + 479 bps), 1/8/21 (144A)	1,241,125
2,800,000(a)	Galilei Re, 8.116% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	2,769,200
2,300,000(a)	Galilei Re, 8.136% (6 Month USD LIBOR + 560 bps), 1/8/21 (144A)	2,261,590
1,500,000(a)	Galilei Re, 9.296% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	1,485,000
1,550,000(a)	Galilei Re, 9.316% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)	1,535,275
250,000(a)	Galileo Re, 9.885% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A)	248,000
1,250,000(a)	Kendall Re, 7.655% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)	1,202,625
		$14,013,445
	Pandemic - Worldwide - 0.0%†
1,250,000(a)	International Bank for Reconstruction & Development, 9.365% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$1,253,750
	Windstorm - Florida - 0.1%
2,500,000(a)	Casablanca Re, 6.127% (6 Month USD LIBOR + 402 bps), 6/4/20 (144A)	$2,506,500
2,500,000(a)	Integrity Re, 5.258% (6 Month USD LIBOR + 328 bps), 6/10/20 (144A)	2,400,000
1,000,000(a)	Integrity Re, 6.054% (3 Month USD LIBOR + 375 bps), 6/10/22 (144A)	991,000
500,000(a)	Integrity Re, 6.338% (6 Month USD LIBOR + 436 bps), 6/10/20 (144A)	494,150
		$6,391,650
	Windstorm - Japan - 0.0%†
500,000(a)	Aozora Re, 4.343% (6 Month USD LIBOR + 229 bps), 4/7/20 (144A)	$493,000
1,500,000(a)	Aozora Re, 4.346% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A)	1,457,400
		$1,950,400
	Windstorm - Massachusetts - 0.1%
3,000,000(a)	Cranberry Re, 3.952% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A)	$2,982,000
	Windstorm - Mexico - 0.0%†
400,000(a)	International Bank for Reconstruction & Development, 8.275% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A)	$395,520
	Windstorm - Texas - 0.1%
2,300,000(a)	Alamo Re, 5.337% (1 Month U.S. Treasury Bill + 325 bps), 6/7/21 (144A)	$2,239,050
2,000,000(a)	Alamo Re, 5.897% (3 Month U.S. Treasury Bill + 381 bps), 6/8/20 (144A)	1,982,200
		$4,221,250
	Windstorm - U.S. Multistate - 0.0%†
3,475,000(a)	Citrus Re, 2.587% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A)	$868,750

Principal
Amount
USD ($)		Value
	Windstorm - U.S. Regional - 0.1%
2,500,000(a)	Cape Lookout Re, 6.337% (1 Month U.S. Treasury Bill + 425 bps), 2/25/22 (144A)	$2,459,500
500,000	Matterhorn Re, 12/7/20 (144A)	460,250
		$2,919,750
	Total Catastrophe Linked Bonds	$115,542,465

Face
Amount
USD ($)		Value
	Collateralized Reinsurance - 0.6%
	Earthquakes - California - 0.0%†
2,000,000+(e)(f)	Resilience Re, 10/15/19	$2,183,800
	Multiperil - Massachusetts - 0.1%
4,000,000+(e)(f)	Denning Re 2018, 7/15/19	$4,033,597
	Multiperil - U.S. - 0.1%
1,500,000+(e)(f)	Kingsbarns Re 2017, 5/19/20	$1,515
4,000,000+(f)	Port Royal Re 2019, 0.0%, 5/31/20	3,903,159
2,000,000+(e)(f)	Riviera Re 2019, 0.0%, 5/31/20	1,899,972
		$5,804,646
	Multiperil - U.S. Regional - 0.2%
1,563,421+(e)(f)	Ailsa Re 2018, 6/15/20	$367,903
2,750,000+(e)(f)	Ailsa Re 2019, 6/30/20	2,761,000
1,000,000+(e)(f)	Cerulean Re 2018, 6/15/20	1,014,020
2,000,000+(e)(f)	EC0012 Re, 9/15/19	1,998,000
		$6,140,923
	Multiperil - Worldwide - 0.1%
1,000,000+(e)(f)	Cypress Re 2017, 1/10/20	$86,600
4,177,461+(f)	Dartmouth Re 2018, 1/15/20	2,257,500
500,000+(e)(f)	Dingle Re 2019, 2/1/20	465,046
3,688,762+(e)(f)	Kilarney Re 2018, 4/15/20	1,862,087
24,000+(f)	Limestone Re 2016-1, 8/31/21	58,827
40,000+(f)	Limestone Re 2016-1, 8/31/21	98,044
2,000,000+(f)	Resilience Re, 7/26/19	16,000
2,500,000+(e)(f)	Resilience Re, 12/31/19	1,750
2,000,000+(e)(f)	Resilience Re, 4/6/20	200
500,000+(e)(f)	Wentworth Re 2019-1, 12/31/22	459,712
		$5,305,766
	Windstorm - Florida - 0.0%†
2,000,000+(e)(f)	Formby Re 2018, 8/31/19	$2,057,733
685,024+(e)(f)	Formby Re 2018-2, 9/30/19	5,617
800,000+(e)(f)	Portrush Re 2017, 6/15/20	530,320
		$2,593,670
	Windstorm - North Carolina - 0.0%†
1,998,900+(e)(f)	Lahinch Re 2019, 5/31/20	$1,954,924
	Windstorm - U.S. Regional - 0.1%
500,000+(e)(f)	Oakmont Re 2017, 4/15/20	$14,700
2,500,000+(e)(f)	Oakmont Re 2019, 4/30/20	2,347,801
1,500,000+(e)(f)	Resilience Re, 6/15/19	1,572,600
		$3,935,101
	Total Collateralized Reinsurance	$31,952,427
	Industry Loss Warranties - 0.1%
	Multiperil - U.S. - 0.1%
2,660,900+(e)(f)	Cypress Re 2018, 7/15/19	$194,246
5,250,000+(e)(f)	Cypress Re 2019, 1/31/20	4,961,420
	Total Industry Loss Warranties	$5,155,666
	Reinsurance Sidecars - 1.1%
	All Natural Peril - Worldwide - 0.1%
3,579,693+(e)(f)	Eden Re II, 3/22/23 (144A)	$3,794,832
1,765,095+(e)(f)	Versutus Re 2019-A, 12/31/21	1,805,339
		$5,600,171
	Multiperil - U.S. - 0.1%
750,000+(e)(f)	Carnoustie Re 2016, 11/30/20	$20,250
2,000,000+(e)(f)	Carnoustie Re 2017, 11/30/21	508,400
1,500,000+(e)(f)	Carnoustie Re 2018, 12/31/21	149,700
1,100,000+(e)(f)	Carnoustie Re 2019, 12/31/22	1,119,862
1,500,000+(e)(f)	Castle Stuart Re 2018, 12/1/21	1,265,100
2,000,000+(e)(g)	Harambee Re 2018, 12/31/21	371,674
4,000,000+(e)(g)	Harambee Re 2019, 12/31/22	4,076,000
625,004+(e)(f)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	448,085
		$7,959,071
	Multiperil - Worldwide - 0.9%
3,000,000+(e)(f)	Alturas Re 2019-2, 3/10/22	$3,051,300
500,000+(e)(f)	Alturas Re 2019-3, 3/10/23	522,750
500,000+(e)(f)	Arlington Re 2015, 2/1/20	24,300
2,500,000+(e)(f)	Bantry Re 2016, 3/30/20	201,500
2,000,000+(e)(f)	Bantry Re 2017, 3/31/20	634,200

Face
Amount
USD ($)		Value
	Multiperil - Worldwide - (continued)
2,000,000+(e)(f)	Bantry Re 2018, 12/31/21	$ 122,800
4,000,000+(e)(f)	Bantry Re 2019, 12/31/22	4,091,529
1,250,000+(e)(f)	Berwick Re 2017-1, 2/1/20	41,375
5,120,164+(e)(f)	Berwick Re 2018-1, 12/31/21	845,339
3,941,914+(e)(f)	Berwick Re 2019-1, 12/31/22	4,070,156
1,500,000+(e)(g)	Blue Lotus Re 2018, 12/31/21	1,607,400
75,000+(e)(f)	Eden Re II, 3/22/22 (144A)	178,222
113,405+(e)(f)	Eden Re II, 3/22/22 (144A)	240,634
400,000+(e)(f)	Eden Re II, 3/22/23 (144A)	424,280
1,300,000+(f)	Gleneagles Re 2016, 11/30/20	40,612
2,118,314+(e)(f)	Gullane Re 2018, 12/31/21	1,998,841
2,500,000+(e)(f)	Limestone Re 2018, 3/1/22	2,688,750
500,000+(e)(g)	Lion Rock Re 2019, 1/31/20	517,950
2,500,000+(e)(g)	Lorenz Re 2017, 3/31/20	42,750
4,000,000+(e)(g)	Lorenz Re 2018, 7/1/21	2,959,200
686,697+(e)(g)	Lorenz Re 2019, 6/30/22	686,697
3,000,000+(e)(f)	Merion Re 2018-2, 12/31/21	3,005,700
977,820+(e)(g)	NCM Re 2019, 12/31/22	1,024,169
2,500,000+(f)	Pangaea Re 2015-1, 2/1/20	3,250
2,800,000+(e)(f)	Pangaea Re 2015-2, 11/30/19	2,520
2,500,000+(f)	Pangaea Re 2016-1, 11/30/20	8,250
1,500,000+(f)	Pangaea Re 2016-2, 11/30/20	5,400
2,000,000+(e)(f)	Pangaea Re 2017-1, 11/30/21	32,200
1,500,000+(e)(f)	Pangaea Re 2017-3, 5/31/22	76,500
2,000,000+(e)(f)	Pangaea Re 2018-1, 12/31/21	117,600
4,000,000+(e)(f)	Pangaea Re 2018-3, 7/1/22	3,139,600
2,800,000+(e)(f)	Pangaea Re 2019-1, 2/1/23	2,857,374
4,000,000+(e)(f)	Sector Re V, Series 7, Class A, 12/1/23 (144A)	4,168,986
300,000+(e)(f)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	145,900
300,000+(e)(f)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	145,900
379+(e)(f)	Sector Re V, Series 8, Class F, 3/1/23 (144A)	19,872
1,331+(e)(f)	Sector Re V, Series 8, Class G, 3/1/23 (144A)	50,044
2,000,000+(e)(f)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	2,048,257
874,996+(e)(f)	Sector Re V, Series 9, Class G, 3/1/24 (144A)	887,139
1,000,000+(e)(f)	Silverton Re 2017, 9/16/19 (144A)	12,200
1,250,000+(e)(f)	St. Andrews Re 2017-1, 2/1/20	84,750
1,737,984+(e)(f)	St. Andrews Re 2017-4, 6/1/20	171,018
750,000+(e)(g)	Thopas Re 2018, 12/31/21	135,825
3,000,000+(e)(g)	Thopas Re 2019, 12/31/22	3,132,600
2,600,000+(e)(f)	Versutus Re 2017, 11/30/21	19,760
2,000,000+(e)(f)	Versutus Re 2018, 12/31/21	4,600
1,434,906+(e)(f)	Versutus Re 2019-B, 12/31/21	1,467,622
750,000+(e)(g)	Viribus Re 2018, 12/31/21	236,850
2,500,000+(e)(g)	Viribus Re 2019, 12/31/22	2,688,750
1,724,784+(e)(f)	Woburn Re 2018, 12/31/21	733,033
809,418+(e)(f)	Woburn Re 2019, 12/31/22	840,005
		$52,256,259
	Total Reinsurance Sidecars	$65,815,501
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $226,835,559)	$218,466,059

Principal
Amount
USD ($)		Value
	MUNICIPAL BOND - 0.0%† of Net Assets(a)(h)
	Municipal Student Loan - 0.0%†
205,708	Louisiana Public Facilities Authority, Student Loan Backed, Series A, 3.48% (3 Month USD LIBOR + 90 bps), 4/26/27	$206,047
	Total Municipal Student Loan	$206,047
	TOTAL MUNICIPAL BOND
	(Cost $206,537)	$206,047
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 5.6% of Net Assets*(a)
	Aerospace & Defense - 0.1%
2,423,950	American Airlines, Inc., 2018 Replacement Term Loan, 4.061% (LIBOR + 175 bps), 6/27/25	$2,364,866
659,286	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 4.652% (LIBOR + 225 bps), 5/17/24	593,769
750,000	MRO Holdings, Inc., Initial Term Loan, 7.479% (LIBOR + 500 bps), 6/4/26	749,062
235,211	United Airlines, Inc., Refinanced Term Loan, 4.152% (LIBOR + 175 bps), 4/1/24	230,066
	Total Aerospace & Defense	$3,937,763
	Automobile - 0.4%
235,556	Allison Transmission, Inc., Initial Term Loan, 4.475% (LIBOR + 200 bps), 3/29/26	$236,538
1,764,989	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.721% (LIBOR + 225 bps), 4/6/24	1,730,351
2,531,578	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.402% (LIBOR + 200 bps), 11/2/23	2,436,643
756,419	CWGS Group LLC, (aka Camping World, Inc.), Term Loan, 5.19% (LIBOR + 275 bps), 11/8/23	699,688
5,985,000	Dana, Inc., 2018 New Term Loan B Advance, 4.652% (LIBOR + 225 bps), 2/27/26	5,979,386
266,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.4% (LIBOR + 200 bps), 3/3/25	263,333
1,000,000(i)	IAA Spinco, Inc., Term Loan B, 5/22/26	1,005,000

Principal
Amount
USD ($)		Value
	Automobile - (continued)
676,207	KAR Auction Services, Inc., Tranche B-5 Term Loan, 4.875% (LIBOR + 250 bps), 3/9/23	$ 676,520
2,977,387	Navistar, Inc., Tranche B Term Loan, 5.91% (LIBOR + 350 bps), 11/6/24	2,978,629
4,278,163	Thor Industries, Inc., Initial USD Term Loan, 6.25% (LIBOR + 375bps/PRIME + 275 bps), 2/1/26	4,224,652
605,447	TI Group Automotive Systems LLC, Initial US Term Loan, 4.902% (LIBOR + 250 bps), 6/30/22	601,092
719,630	Tower Automotive Holdings USA LLC, Initial Term Loan, 5.188% (LIBOR + 275 bps), 3/7/24	704,787
291,667	Visteon Corp., New Term Loan, 4.17% (LIBOR + 175 bps), 3/25/24	282,552
	Total Automobile	$21,819,171
	Beverage, Food & Tobacco - 0.2%
486,334	Albertson's LLC, 2017-1 Term B-5 Loan, 5.311% (LIBOR + 300 bps), 12/21/22	$486,942
1,026,134	Albertson's LLC, 2017-1 Term B-6 Loan, 5.402% (LIBOR + 300 bps), 6/22/23	1,026,705
6,400,759	Albertson's LLC, 2018 Term B-7 Loan, 5.402% (LIBOR + 300 bps), 11/17/25	6,378,471
1,317,996	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 4.41% (LIBOR + 200 bps), 12/18/24	1,319,974
2,890,287	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 4.902% (LIBOR + 250 bps), 5/1/26	2,888,882
1,488,068	Post Holdings, Inc., Series A, Incremental Term Loan, 4.404% (LIBOR + 200 bps), 5/24/24	1,483,001
	Total Beverage, Food & Tobacco	$13,583,975
	Broadcasting & Entertainment - 0.3%
2,219,883	Charter Communications Operating LLC (aka CCO Safari LLC), Term B Loan, 4.33% (LIBOR + 200 bps), 4/30/25	$2,219,574
585,090	Creative Artists Agency LLC, Refinancing Term Loan, 5.404% (LIBOR + 300 bps), 2/15/24	584,139
1,087,297	Gray Television, Inc., Term B-2 Loan, 4.681% (LIBOR + 225 bps), 2/7/24	1,084,094
5,890,400	Gray Television, Inc., Term C Loan, 4.931% (LIBOR + 250 bps), 1/2/26	5,887,243
2,813,345	Quebecor Media, Inc., Facility B-1 Tranche, 4.651% (LIBOR + 225 bps), 8/17/20	2,819,793
5,014,136	Sinclair Television Group, Inc., Tranche B Term Loan, 4.66% (LIBOR + 225 bps), 1/3/24	4,963,994
663,830	UPC Financing Partnership, Facility AR, 4.894% (LIBOR + 250 bps), 1/15/26	663,689
	Total Broadcasting & Entertainment	$18,222,526
	Building Materials - 0.1%
1,274,589	Circor International, Inc., Initial Term Loan, 5.913% (LIBOR + 350 bps), 12/11/24	$1,274,589
2,760,985	Summit Materials LLC, New Term Loan, 4.402% (LIBOR + 200 bps), 11/21/24	2,750,631
	Total Building Materials	$4,025,220
	Buildings & Real Estate - 0.1%
1,017,313	DTZ U.S. Borrower LLC (aka Cushman & Wakafield), Closing Date Term Loan, 5.652% (LIBOR + 325 bps), 8/21/25	$1,015,654
886,500	Packers Holdings LLC, Initial Term Loan, 5.318% (LIBOR + 300 bps), 12/4/24	877,081
1,287,000	Southwire Co. LLC (f.k.a Southwire Co.), Initial Term Loan, 4.402% (LIBOR + 200 bps), 5/19/25	1,285,659
440,103	Uniti Group, Inc., Shortfall Term Loan, 7.402% (LIBOR + 500 bps), 10/24/22	430,036
2,100,000	VICI Properties 1 LLC, Term B Loan, 4.404% (LIBOR + 200 bps), 12/20/24	2,080,094
648,436	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 7.402% (LIBOR + 500 bps), 9/29/23	650,259
	Total Buildings & Real Estate	$6,338,783
	Chemicals - 0.0%†
2,246,183	Univar USA, Inc., Term B-4 Loan, 4.902% (LIBOR + 250 bps), 7/1/24	$2,246,464
	Total Chemicals	$2,246,464
	Chemicals, Plastics & Rubber - 0.4%
2,779,634	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 4.08% (LIBOR + 175 bps), 6/1/24	$2,751,837
4,500,000(i)	Berry Global, Inc. (fka Berry Plastics Corp.), Term Loan U, 5/15/26	4,476,478
2,290,249	Chemours Co., Tranche B-2 US Dollar Term Loan, 4.16% (LIBOR + 175 bps), 4/3/25	2,229,175
545,500	Core & Main LP, Initial Term Loan, 5.52% (LIBOR + 300 bps), 8/1/24	544,932
1,484,733	Entegris, Inc. (FKA Versum Materials, Inc.), Term Loan, 4.33% (LIBOR + 200 bps), 9/29/23	1,485,196
2,318,412	PQ Corp., Third Amendment Tranche B-1 Term Loan, 5.083% (LIBOR + 250 bps), 2/8/25	2,311,348
972,563	Reynolds Group Holdings, Inc., Incremental US Term Loan, 5.152% (LIBOR + 275 bps), 2/5/23	966,649
916,716	Tata Chemicals North America, Term Loan, 5.125% (LIBOR + 275 bps), 8/7/20	915,570
4,729,707	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.374% (LIBOR + 300 bps), 9/23/24	4,687,339
294,769	Twist Beauty International Holdings SA, Facility B2, 5.524% (LIBOR + 300 bps), 4/22/24	288,812
	Total Chemicals, Plastics & Rubber	$20,657,336
	Computers & Electronics - 0.1%
748,120	Brooks Automation, Inc., 2018 Incremental Term B Loan, 5.5% (LIBOR + 300 bps), 10/4/24	$748,588
995,000	Celestica, Inc., Incremental Term B–2 Loan, 4.904% (LIBOR + 250 bps), 6/27/25	975,100
1,861,335	Energizer Holdings, Inc., Term Loan B, 4.75% (LIBOR + 225 bps), 12/17/25	1,857,845
1,703,438	Iron Mountain Information Management LLC, Incremental Term B Loan, 4.152% (LIBOR + 175 bps), 1/2/26	1,657,658
3,404,803	On Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 4.152% (LIBOR + 175 bps), 3/31/23	3,365,318
	Total Computers & Electronics	$8,604,509
	Construction & Building - 0.0%†
1,234,375	McDermott International, Inc., Term Loan, 7.402% (LIBOR + 500 bps), 5/12/25	$1,215,731
593,090	Quikrete Holdings, Inc., First Lien Initial Term Loan, 5.152% (LIBOR + 275 bps), 11/15/23	583,776
	Total Construction & Building	$1,799,507
	Containers, Packaging & Glass - 0.1%
3,002,083	Plastipak Holdings, Inc., Tranche B Term Loan, 4.91% (LIBOR + 250 bps), 10/14/24	$2,987,073
	Total Containers, Packaging & Glass	$2,987,073
	Diversified & Conglomerate Manufacturing - 0.0%†
1,076,693	Delos Finance S.a r.l., New Term Loan, 4.08% (LIBOR + 175 bps), 10/6/23	$1,077,142
	Total Diversified & Conglomerate Manufacturing	$1,077,142

Principal
Amount
USD ($)		Value
	Diversified & Conglomerate Service - 0.4%
465,257	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 6.152% (LIBOR + 375 bps), 7/28/22	$465,140
409,491	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-1 Loan, 4.402% (LIBOR + 200 bps), 6/3/22	409,455
909,550	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-2 Loan, 4.402% (LIBOR + 200 bps), 4/2/25	909,387
2,016,076	Avis Budget Car Rental LLC, Tranche B Term Loan, 4.41% (LIBOR + 200 bps), 2/13/25	2,013,959
103,663	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 5.672% (LIBOR + 325 bps), 3/3/25	100,939
1,882,342	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 4.158% (LIBOR + 175bps/PRIME + 75 bps), 11/7/23	1,885,271
1,331,028	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 5.152% (LIBOR + 275 bps), 3/1/24	1,322,433
493,956	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 5.402% (LIBOR + 300 bps), 2/3/25	483,151
469,735	DTI Holdco, Inc., Replacement B-1 Term Loan, 7.333% (LIBOR + 475 bps), 9/29/23	434,505
494,949	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 5.58% (LIBOR + 325 bps), 6/28/24	488,144
1,965,000	Iqvia, Inc. (Quintiles IMS), Incremental Term B-2 Dollar Loan, 4.33% (LIBOR + 200 bps), 1/17/25	1,964,648
876,000	Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I) (aka Pharmaceutical Product Development LLC), 2018 Term Loan, 4.902% (LIBOR + 250 bps), 8/18/22	871,777
1,425,445	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term Loan, 6.66% (LIBOR + 425 bps), 3/9/26	1,434,058
391,073	NVA Holdings, Inc., First Lien Term B-3 Loan, 5.152% (LIBOR + 275 bps), 2/2/25	390,909
1,600,000	NVA Holdings, Inc., Incremental Term B-4 Loan, 5.939% (LIBOR + 350 bps), 2/2/25	1,601,000
1,594,274	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.421% (LIBOR + 200 bps), 3/18/24	1,592,946
1,485,000	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 5.152% (LIBOR + 275 bps), 6/27/25	1,485,928
687,719	Tempo Acquisition LLC, Initial Term Loan, 5.402% (LIBOR + 300 bps), 5/1/24	685,570
413,955	West Corp., Initial Term B Loan, 6.522% (LIBOR + 400 bps), 10/10/24	386,962
485,034	WEX, Inc., Term B-3 Loan, 4.652% (LIBOR + 225 bps), 5/15/26	484,024
2,468,750	Worldpay LLC, New Term B-4 Loan, 4.144% (LIBOR + 175 bps), 8/9/24	2,470,994
	Total Diversified & Conglomerate Service	$21,881,200
	Electric & Electrical - 0.1%
1,663,800	Dell International LLC (EMC Corp.), Refinancing Term B Loan, 4.41% (LIBOR + 200 bps), 9/7/23	$1,657,007
928,297	Micron Technology, Inc., Term Loan, 2.41% (LIBOR + 175 bps), 4/26/22	928,589
394,893	Rackspace Hosting, Inc., First Lien Term B Loan, 5.576% (LIBOR + 300 bps), 11/3/23	364,980
	Total Electric & Electrical	$2,950,576
	Electronics - 0.2%
3,829,689	Cabot Microelectronics Corp., Initial Term Loan, 4.688% (LIBOR + 225 bps), 11/14/25	$3,836,039
679,166	Leidos, Inc. (fka Leidos Innovations Corp.), B Term Loan, 4.188% (LIBOR + 175 bps), 8/22/25	679,530
420,054	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 4.91% (LIBOR + 250 bps), 7/2/21	412,441
995,000	Science Applications International Corp., Tranche B Loan, 4.152% (LIBOR + 175 bps), 10/31/25	990,469
2,382,115	Scientific Games International, Inc., Initial Term B-5 Loan, 5.216% (LIBOR + 275 bps), 8/14/24	2,349,361
323,308	SS&C Technologies Holdings, Inc., Term B-3 Loan, 4.652% (LIBOR + 225 bps), 4/16/25	322,433
221,722	SS&C Technologies Holdings, Inc., Term B-4 Loan, 4.652% (LIBOR + 225 bps), 4/16/25	221,121
301,818	Verint Systems, Inc., Refinancing Term Loan, 4.44% (LIBOR + 200 bps), 6/28/24	302,188
2,030,275	Western Digital Corp., US Term B-4 Loan, 4.152% (LIBOR + 175 bps), 4/29/23	1,990,177
	Total Electronics	$11,103,759
	Entertainment & Leisure - 0.0%†
879,750	Cedar Fair LP, US Term B Loan, 4.152% (LIBOR + 175 bps), 4/13/24	$881,032
269,127	Sabre GLBL, Inc. (fka Sabre, Inc.), 2018 Other Term B Loan, 4.402% (LIBOR + 200 bps), 2/22/24	268,743
	Total Entertainment & Leisure	$1,149,775
	Environmental Services - 0.0%†
2,628,641	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.402% (LIBOR + 300 bps), 5/30/25	$2,588,554
	Total Environmental Services	$2,588,554
	Finance - 0.0%†
992,500	United Rentals (North America), Inc., Initial Term Loan, 4.152% (LIBOR + 175 bps), 10/31/25	$993,652
	Total Finance	$993,652
	Financial Services - 0.0%†
2,161,019	RPI Finance Trust, Initial Term Loan B-6, 4.402% (LIBOR + 200 bps), 3/27/23	$2,165,650
	Total Financial Services	$2,165,650
	Healthcare & Pharmaceuticals - 0.3%
1,295,019	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 4.902% (LIBOR + 250 bps), 2/16/23	$1,290,810
1,000,000	Agiliti Health, Inc., Initial Term Loan, 5.5% (LIBOR + 300 bps), 1/4/26	1,001,225
1,077,419	Alkermes, Inc., 2023 Term Loan, 4.67% (LIBOR + 225 bps), 3/27/23	1,074,052
982,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.902% (LIBOR + 350 bps), 9/26/24	929,997
609,375	Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 4.58% (LIBOR + 225 bps), 10/31/23	609,375
452,429	DaVita, Inc. (fka DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 5.135% (LIBOR + 275 bps), 6/24/21	452,712
2,538,348	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.688% (LIBOR + 425 bps), 4/29/24	2,387,634
2,130,856	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.188% (LIBOR + 375 bps), 7/2/25	2,134,798
513,187	Grifols Worldwide Operations, Ltd., Tranche B Term Loan, 4.635% (LIBOR + 225 bps), 1/31/25	512,313

Principal
Amount
USD ($)		Value
	Healthcare & Pharmaceuticals - (continued)
1,597,012	HCA, Inc., Tranche B-11 Term Loan, 4.08% (LIBOR + 175 bps), 3/17/23	$ 1,599,341
992,500	Kindred Healthcare LLC, Closing Date Term Loan, 7.438% (LIBOR + 500 bps), 7/2/25	982,575
1,518,948	NMN Holdings III Corp., First Lien Closing Date Term Loan, 6.157% (LIBOR + 375bps/PRIME + 275 bps), 11/13/25	1,507,556
1,850,000	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Initial Term Loan, 6.921% (LIBOR + 450 bps), 3/5/26	1,843,447
320,299	Prestige Brands, Inc., Term B-4 Loan, 4.402% (LIBOR + 200 bps), 1/26/24	318,978
1,717,016	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.938% (LIBOR + 550 bps), 2/22/24	1,624,726
1,454,044	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.402% (LIBOR + 300 bps), 5/15/22	1,438,897
	Total Healthcare & Pharmaceuticals	$19,708,436
	Healthcare, Education & Childcare - 0.3%
1,038,185	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.904% (LIBOR + 350 bps), 5/10/23	$1,024,559
2,578,125	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 5.162% (LIBOR + 275 bps), 11/27/25	2,566,201
2,928,986	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.412% (LIBOR + 300 bps), 6/2/25	2,930,816
1,124,963	Kinetic Concepts, Inc., Dollar Term Loan, 5.58% (LIBOR + 325 bps), 2/2/24	1,127,775
1,980,000	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.08% (LIBOR + 375 bps), 2/21/25	1,976,535
5,494,775	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.904% (LIBOR + 450 bps), 11/16/25	5,476,917
1,341,827	Select Medical Corp., Tranche B Term Loan, 4.85% (LIBOR + 250 bps), 3/6/25	1,340,116
664,333	Universal Health Services, Inc., Incremental Tranche B Facility, 4.152% (LIBOR + 175 bps), 10/31/25	665,679
1,496,250	Vizient, Inc., Term B-5 Loan, 5.152% (LIBOR + 275 bps), 5/6/26	1,498,432
	Total Healthcare, Education & Childcare	$18,607,030
	Home & Office Furnishings - 0.0%†
933,638	Armstrong World Industries, Inc., Term Loan B, 5.122% (LIBOR + 275 bps), 3/31/23	$934,027
73	Serta Simmons Bedding LLC, First Lien Initial Term Loan, 5.908% (LIBOR + 350 bps), 11/8/23	47
	Total Home & Office Furnishings	$934,074
	Hotel, Gaming & Leisure - 0.2%
1,430,530	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.652% (LIBOR + 225 bps), 2/16/24	$1,422,706
2,853,413	Boyd Gaming Corp., Refinancing Term B Loan, 4.622% (LIBOR + 225 bps), 9/15/23	2,843,070
205,876	Golden Nugget, Inc. (aka Landry's Inc.), Initial Term B Loan, 5.154% (LIBOR + 175bps/PRIME + 275 bps), 10/4/23	204,473
1,000,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 4.904% (LIBOR + 250 bps), 10/19/20	992,500
1,013,984	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 4.154% (LIBOR + 175 bps), 6/22/26	1,015,885
1,098,113	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.402% (LIBOR + 200 bps), 3/21/25	1,093,308
1,000,000	PCI Gaming Authority, Term B Facility Loan, 5.402% (LIBOR + 300 bps), 5/29/26	1,002,500
423,747	Stars Group Holdings BV, USD Term Loan, 5.83% (LIBOR + 350 bps), 7/10/25	424,276
	Total Hotel, Gaming & Leisure	$8,998,718
	Insurance - 0.1%
1,000,000	Alliant Holdings Intermediate LLC, 2019 New Term Loan, 5.662% (LIBOR + 325 bps), 5/9/25	$988,500
69,790	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.404% (LIBOR + 300 bps), 5/9/25	67,958
4,300,377	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 5.402% (LIBOR + 300 bps), 11/3/24	4,296,343
552,946	Confie Seguros Holding II Co., Term B Loan, 7.08% (LIBOR + 475 bps), 4/19/22	546,207
723,964	Integro Parent, Inc., First Lien Initial Term Loan, 8.243% (LIBOR + 575 bps), 10/31/22	709,484
343,875	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.33% (LIBOR + 300 bps), 5/16/24	335,923
	Total Insurance	$6,944,415
	Leasing - 0.2%
2,064,593	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.133% (LIBOR + 175 bps), 1/15/25	$2,064,810
2,648,997	Fly Funding II S.a.r.l., Term Loan, 4.56% (LIBOR + 200 bps), 2/9/23	2,641,270
2,968,992	Hertz Corp., Tranche Term B-1 Loan, 5.16% (LIBOR + 275 bps), 6/30/23	2,962,808
987,500	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.152% (LIBOR + 375 bps), 9/11/23	986,677
47,170	Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 4.99% (LIBOR + 250 bps), 5/17/21	47,229
	Total Leasing	$8,702,794
	Leisure & Entertainment - 0.1%
990,000	24 Hour Fitness Worldwide, Inc., Term Loan, 5.902% (LIBOR + 350 bps), 5/30/25	$987,154
2,368,949	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.) Term B-1 Loan, 5.23% (LIBOR + 300 bps), 4/22/26	2,367,653
735,000	CityCenter Holdings LLC, Term B Loan, 4.652% (LIBOR + 225 bps), 4/18/24	733,425
2,399,096	Fitness International LLC, Term B Loan, 5.652% (LIBOR + 325 bps), 4/18/25	2,386,100
959,064	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.41% (LIBOR + 200 bps), 4/17/26	960,862
	Total Leisure & Entertainment	$7,435,194
	Machinery - 0.1%
121,151	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.33% (LIBOR + 200 bps), 5/18/24	$120,393
1,276,000	CTC AcquiCo GmbH, Facility B2, 5.272% (LIBOR + 275 bps), 3/7/25	1,261,645
140,772	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 5.152% (LIBOR + 275 bps), 7/30/24	141,125

Principal
Amount
USD ($)		Value
	Machinery - (continued)
398,238	Milacron LLC, Term B Loan, 4.902% (LIBOR + 250 bps), 9/28/23	$388,282
248,147	NN, Inc., Tranche B Term Loan, 6.152% (LIBOR + 375 bps), 10/19/22	244,942
2,125,041	Shape Technologies Group, Inc., Initial Term Loan, 5.487% (LIBOR + 300 bps), 4/21/25	2,044,023
1,745,625	Terex Corp., 2019 US Term Loan Commitments, 5.095% (LIBOR + 275 bps), 1/31/24	1,748,243
295,783	Terex Corp., Incremental US Term Loan, 4.345% (LIBOR + 200 bps), 1/31/24	294,489
	Total Machinery	$6,243,142
	Manufacturing - 0.1%
3,087,262	Aristocrat Leisure, Ltd., Term B-3 Loan, 4.342% (LIBOR + 175 bps), 10/19/24	$3,064,108
	Total Manufacturing	$3,064,108
	Media - 0.2%
643,125	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 4.644% (LIBOR + 225 bps), 7/17/25	$ 634,182
1,485,000	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), January 2018 Incremental Term Loan, 4.894% (LIBOR + 250 bps), 1/25/26	1,470,328
1,362,629	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 4.644% (LIBOR + 225 bps), 1/15/26	1,344,461
2,500,000	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), February 2019 Incremental Term Loan, 5.394% (LIBOR + 300 bps), 4/15/27	2,475,000
1,552,583	Quincy Media, Inc. (fka Quincy Newspapers, Inc.), Term Loan B, 5.445% (LIBOR + 300bps/PRIME + 200 bps), 11/2/22	1,545,790
2,450,000	Ziggo Secured Finance Partnership, Term Loan E Facility, 4.894% (LIBOR + 250 bps), 4/15/25	2,404,063
	Total Media	$9,873,824
	Metals & Mining - 0.1%
993,916	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.07% (LIBOR + 275 bps), 12/22/23	$991,436
992,405	BWay Holding Co., Initial Term Loan, 5.854% (LIBOR + 325 bps), 4/3/24	960,462
486,250	Global Brass and Copper, Inc., Initial Term Loan, 4.938% (LIBOR + 250 bps), 5/29/25	486,238
231,250	Oxbow Carbon LLC, First Lien Tranche B Term Loan, 6.152% (LIBOR + 375 bps), 1/4/23	232,406
126,449	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 5.264% (LIBOR + 275 bps), 8/14/24	125,340
1,740,446	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.652% (LIBOR + 225 bps), 6/14/21	1,738,993
	Total Metals & Mining	$4,534,875
	Oil & Gas - 0.1%
358,554	Apergy Corp., Initial Term Loan, 4.938% (LIBOR + 250 bps), 5/9/25	$357,882
500,000	BCP Raptor II LLC, Initial Term Loan, 7.152% (LIBOR + 475 bps), 11/3/25	478,125
4,975,000	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 5.652% (LIBOR + 325 bps), 9/29/25	4,987,438
698,237	Delek US Holdings, Inc., Initial Term Loan, 4.58% (LIBOR + 225 bps), 3/31/25	691,255
625,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 9.152% (LIBOR + 675 bps), 10/29/25	575,000
462,087	Gulf Finance LLC, Tranche B Term Loan, 7.649% (LIBOR + 525 bps), 8/25/23	380,259
572,864	St. Joseph Energy Center LLC, Term B Advance, 5.91% (LIBOR + 350 bps), 4/10/25	570,000
	Total Oil & Gas	$8,039,959
	Personal, Food & Miscellaneous Services - 0.1%
1,225,000(i)	BioScrip, Inc., Cov-Lite Term Loan, 5/22/26	$1,223,469
1,432,358	Diamond (BC) BV (aka Diversey), Initial USD Term Loan, 5.583% (LIBOR + 300 bps), 9/6/24	1,263,459
447,678	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions) , First Lien December 2018 Incremental Term B-1 Loan, 5.152% (LIBOR + 275 bps), 5/2/22	445,237
	Total Personal, Food & Miscellaneous Services	$2,932,165
	Printing & Publishing - 0.0%†
1,217,053	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-1 Loan, 5.402% (LIBOR + 300 bps), 11/8/24	$1,215,858
87,222	Tribune Media Co. (fka Tribune Co.), Term B Loan, 5.402% (LIBOR + 300 bps), 12/27/20	87,298
	Total Printing & Publishing	$1,303,156
	Professional & Business Services - 0.2%
2,736,250	Global Payments, Inc., Term B-4 Loan, 4.152% (LIBOR + 175 bps), 10/17/25	$2,735,823
1,455,986	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 6.025% (LIBOR + 350bps/PRIME + 250 bps), 5/24/24	1,448,160
444,066	Horizon Pharma USA, Inc., Sixth Amendment Refinancing Term Loan, 4.938% (LIBOR + 250 bps), 5/22/26	444,344
3,196,254	Lamar Media Corp., Term B Loan, 4.125% (LIBOR + 175 bps), 3/14/25	3,204,225
1,250,000	MYOB US Borrower LLC, First Lien Initial US Term Loan, 6.402% (LIBOR + 400 bps), 4/17/26	1,254,687
	Total Professional & Business Services	$9,087,239
	Retail - 0.3%
736,875	Bass Pro Group LLC, Initial Term Loan, 7.402% (LIBOR + 500 bps), 9/25/24	$705,323
2,500,000	Burlington Coat Factory Warehouse Corp., Term B-5 Loan, 4.4% (LIBOR + 200 bps), 11/17/24	2,510,417
1,600,561	CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 4.16% (LIBOR + 175 bps), 8/17/23	1,601,811
2,481,250	HD Supply, Inc., Term B-5 Loan, 4.152% (LIBOR + 175 bps), 10/17/23	2,482,357
2,402,931	KFC Holding Co. (aka Yum! Brands), 2018 Term B Loan, 4.132% (LIBOR + 175 bps), 4/3/25	2,401,609
938,311	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 4.903% (LIBOR + 250 bps), 1/30/23	908,989
995,000	Resideo Funding, Inc., Tranche B Term Loan, 4.33% (LIBOR + 200 bps), 10/24/25	995,821
2,216,460	Shutterfly, Inc., Initial Term B Loan, 4.89% (LIBOR + 250 bps), 8/19/24	2,217,846

Principal
Amount
USD ($)		Value
	Retail - (continued)
875,000	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 7.101% (LIBOR + 450 bps), 9/12/24	$ 860,234
	Total Retail	$14,684,407
	Securities & Trusts - 0.0%†
1,000,000	KSBR Holding Corp., Initial Term Loan, 6.894% (LIBOR + 450 bps), 4/15/26	$1,011,250
	Total Securities & Trusts	$1,011,250
	Telecommunications - 0.5%
3,251,985	CenturyLink, Inc., Initial Term B Loan, 5.152% (LIBOR + 275 bps), 1/31/25	$3,179,830
2,512,375	Ciena Corp., Refinancing Term Loan, 4.383% (LIBOR + 200 bps), 9/26/25	2,515,123
2,754,000	Commscope, Inc., Initial Term Loan, 5.652% (LIBOR + 325 bps), 4/6/26	2,754,344
1,982,304	Frontier Communications Corp., Term B-1 Loan, 6.16% (LIBOR + 375 bps), 6/15/24	1,948,440
2,473,866	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.402% (LIBOR + 200 bps), 2/15/24	2,476,738
2,950,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.652% (LIBOR + 225 bps), 2/22/24	2,929,412
919,069	Plantronics, Inc., Initial Term B Loan, 4.902% (LIBOR + 250 bps), 7/2/25	915,048
1,043,201	SBA Senior Finance II LLC, Initial Term Loan, 4.41% (LIBOR + 200 bps), 4/11/25	1,031,057
5,572,000	Sprint Communications, Inc., 2019 Incremental Term Loan, 5.438% (LIBOR + 300 bps), 2/2/24	5,530,165
2,568,433	Sprint Communications, Inc., Initial Term Loan, 4.938% (LIBOR + 250 bps), 2/2/24	2,534,188
1,000,000	Unitymedia Hessen GmbH & Co. KG, Facility B, 4.644% (LIBOR + 225 bps), 9/30/25	998,250
1,484,673	Virgin Media Bristol LLC, Facility K, 4.894% (LIBOR + 250 bps), 1/15/26	1,481,168
680,541	Windstream Services LLC (fka Windstream Corp.), Tranche B-7 Term Loan, 9.75% (PRIME + 425 bps), 2/17/24	692,876
	Total Telecommunications	$28,986,639
	Textile & Apparel - 0.0%†
1,629,375	Hanesbrands, Inc., New Term Loan B, 4.189% (LIBOR + 175 bps), 12/16/24	$1,633,947
	Total Textile & Apparel	$1,633,947
	Transport - 0.0%†
189,000(h)(j)	Syncreon Global Finance (US), Inc. (Syncreon Group BV), Term Loan, 6.833% (LIBOR + 425 bps), 10/28/20	$108,675
	Total Transport	$108,675
	Transportation - 0.1%
2,437,750	Envision Healthcare Corp., Initial Term Loan, 6.152% (LIBOR + 375 bps), 10/10/25	$2,122,366
3,240,000	Travelport Finance (Luxembourg) S.a r.l., First Lien Initial Term Loan, 7.541% (LIBOR + 500 bps), 5/29/26	3,059,370
	Total Transportation	$5,181,736
	Utilities - 0.1%
1,402,355	APLP Holdings, Ltd. Partnership, Term Loan, 5.152% (LIBOR + 275 bps), 4/13/23	$1,404,697
763,375	Calpine Construction Finance Co., LP, Term B Loan, 4.902% (LIBOR + 250 bps), 1/15/25	758,763
500,000	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 6.152% (LIBOR + 375 bps), 10/2/23	500,207
2,472,399	TerraForm Power Operating LLC, Specified Refinancing Term Loan, 4.402% (LIBOR + 200 bps), 11/8/22	2,463,128
1,354,732	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.402% (LIBOR + 200 bps), 8/4/23	1,354,651
	Total Utilities	$6,481,446
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $324,565,277)	$322,629,864
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.5% of Net Assets
8,926(a)	Fannie Mae, 4.416% (1 Year CMT Index + 211 bps), 9/1/32	$9,444
1,682,683(a)	Fannie Mae, 4.556% (1 Year CMT Index + 213 bps), 8/1/37	1,787,486
7,300(a)	Fannie Mae, 4.572% (2 Month USD LIBOR + 168 bps), 1/1/48	7,724
358(a)	Fannie Mae, 4.717% (1 Year CMT Index + 230 bps), 11/1/23	364
7,544(a)	Fannie Mae, 4.78% (1 Year CMT Index + 219 bps), 10/1/32	7,670
6,527(a)	Fannie Mae, 4.92% (1 Year CMT Index + 217 bps), 2/1/34	6,524
2,377(a)	Federal Home Loan Mortgage Corp., 2.996% (5 Year CMT Index + 212 bps), 6/1/35	2,389
2,068,635(a)	Federal Home Loan Mortgage Corp., 4.529% (2 Month USD LIBOR + 177 bps), 9/1/35	2,170,551
1,298(a)	Federal Home Loan Mortgage Corp., 4.642% (1 Year CMT Index + 230 bps), 10/1/23	1,327
10,469(a)	Federal Home Loan Mortgage Corp., 4.875% (2 Month USD LIBOR + 200 bps), 11/1/33	10,935
2,686(a)	Government National Mortgage Association II, 4.0% (1 Year CMT Index + 150 bps), 1/20/22	2,716
18,840,000(a)	U.S. Treasury Floating Rate Notes, 2.129% (3 Month U.S. Treasury Bill Money Market Yield + 3 bps), 4/30/20	18,828,855
35,000,000(a)	U.S. Treasury Floating Rate Notes, 2.141% (3 Month U.S. Treasury Bill Money Market Yield + 5 bps), 10/31/20	34,948,480
101,395,000(a)	U.S. Treasury Floating Rate Notes, 2.211% (3 Month U.S. Treasury Bill Money Market Yield + 12 bps), 1/31/21	101,302,252
43,495,000(a)	U.S. Treasury Floating Rate Notes, 2.235% (3 Month U.S. Treasury Bill Money Market Yield + 14 bps), 4/30/21	43,460,359
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $202,675,698)	$202,547,076
	TEMPORARY CASH INVESTMENTS - 3.9% of Net Assets
	COMMERCIAL PAPERS - 2.9%
5,750,000	AutoZone, Inc., 2.472%, 7/2/19	$5,748,400
5,750,000	AutoZone, Inc., 2.502%, 7/1/19	5,748,800
2,760,000	Bell Canada, Inc., 2.65%, 7/22/19	2,755,164
3,000,000	Bell Canada, Inc., 2.65%, 7/23/19	2,994,525
10,250,000	Bell Canada, Inc., 2.55%, 8/9/19	10,218,502
4,500,000	Boston Scientific Corp., 2.762%, 8/9/19	4,486,560

Principal
Amount
USD ($)		Value
	COMMERCIAL PAPERS - (continued)
4,500,000	Boston Scientific Corp., 2.772%, 8/16/19	$4,484,246
5,000,000	CenterPoint Energy, Inc., 2.575%, 7/11/19	4,995,486
5,700,000	CenterPoint Energy, Inc., 2.584%, 7/12/19	5,694,458
5,500,000	Dominion Energy, Inc., 2.505%, 7/16/19	5,492,779
5,650,000	Duke Energy Corp., 2.525%, 7/18/19	5,642,068
1,550,000	Duke Energy Corp., 2.534%, 7/16/19	1,548,044
1,650,000	Duke Energy Corp., 2.535%, 7/15/19	1,648,034
6,000,000	Duke Energy Corp., 2.546%, 7/24/19	5,989,015
9,000,000	EI du Pont de Nemours & Co., 2.593%, 8/26/19	8,962,137
5,000,000	Energy Transfer Operating LP, 2.951%, 7/1/19	4,998,902
4,840,000	Eni Finance USA, Inc., 2.658%, 7/15/19	4,834,067
4,500,000	Eni Finance USA, Inc., 2.686%, 8/30/19	4,479,439
8,700,000	Eni Finance USA, Inc., 2.757%, 8/5/19	8,676,096
5,475,000	Ford Motor Credit Co. LLC, 2.867%, 7/8/19	5,470,849
5,000,000	Kinder Morgan, Inc., 2.571%, 7/1/19	4,998,929
5,750,000	National Grid USA, 2.576%, 7/22/19	5,740,294
5,000,000	National Grid USA, 2.667%, 7/3/19	4,998,259
5,250,000	NextEra Energy Capital Holdings, Inc., 2.61%, 8/12/19	5,233,167
5,800,000	NextEra Energy Capital Holdings, Inc., 2.678%, 7/9/19	5,795,543
5,823,000	PPL Capital Funding, Inc., 2.55%, 7/18/19	5,814,825
2,000,000	Sherwin-Williams Co., 2.573%, 7/8/19	1,998,682
3,500,000	TransCanada PipeLines, Ltd., 2.524%, 9/3/19	3,483,116
5,000,000	TransCanada PipeLines, Ltd., 2.533%, 8/30/19	4,977,329
5,000,000	TransCanada PipeLines, Ltd., 2.607%, 7/12/19	4,995,102
5,000,000	UDR, Inc., 2.521%, 7/1/19	4,998,957
5,000,000	UDR, Inc., 2.576%, 7/12/19	4,995,102
		$162,896,876
	REPURCHASE AGREEMENTS - 0.9%
9,200,000	$9,200,000 Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.49%, dated 6/28/19 plus accrued interest on 7/1/19 collateralized by $9,384,000 Government National Mortgage Association, 4.0%, 2/20/49	$9,200,000
14,340,000	$14,340,000 RBC Capital Markets LLC, 2.48%, dated 6/28/19 plus accured interest on 7/1/19 collateralized by the following:	14,340,000
	$2,875,777 Freddie Mac Giant, 3.5% - 4.0%, 3/1/48 - 3/1/49
	$11,754,046 Federal National Mortgage Association, 3.17% - 4.0%, 2/1/29 - 11/1/48
14,340,000	$14,340,000 ScotiaBank, 2.45%, dated 6/28/19 plus accrued interest on 7/1/19 collateralized by the following:	14,340,000
	$7,340,369 Freddie Mac Giant, 4.5%, 11/1/48
	$7,289,418 U.S. Treasury Notes, 2.0%, 5/31/24
7,170,000	$7,170,000 TD Securities USA LLC, 2.49%, dated 6/28/19 plus accrued interest on 7/1/19 collateralized by $7,313,401 Freddie Mac Giant, 4.0%, 10/1/48	7,170,000
7,170,000	$7,170,000 TD Securities USA LLC, 2.51%, dated 6/28/19 plus accrued interest on 7/1/19 collateralized by $7,313,446 U.S. Treasury Notes, 2.625%, 6/15/21	7,170,000
		$52,220,000
	CERTIFICATES OF DEPOSIT - 0.1%
5,750,000(a)	BNP Paribas SA, 2.522% (1 Month USD LIBOR + 14 bps), 9/18/19	$5,751,744
1,135,000(a)	Swedbank AB, 2.845% (3 Month USD LIBOR + 32 bps), 8/24/20	1,136,664
		$6,888,408
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $222,034,936)	$222,005,284
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.9%
	(Cost $5,705,165,867)	$5,694,372,602
	OTHER ASSETS AND LIABILITIES - 1.1%	$63,374,728
	NET ASSETS - 100.0%	$5,757,747,330

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
Strips	Separate trading of Registered interest and principal of securities.
T1Y	U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2019, the value of these securities amounted to $3,265,326,152, or 56.7% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2019.

+	Security that used significant unobservable inputs to determine their value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2019.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2019.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at June 30, 2019.
(d)	Securities are restricted as to resale.
(e)	Non-income producing security.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	This term loan will settle after June 30, 2019, at which time the interest rate will be determined.
(j)	Security is in default.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$2,129,920,819	$–	$2,129,920,819
Collateralized Mortgage Obligations	–	1,503,671,852	–	1,503,671,852
Corporate Bonds	–	1,094,925,601	–	1,094,925,601
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - U.S.	–	39,814,450	2,005,400	41,819,850
Collateralized Reinsurance
Earthquakes - California	–	–	2,183,800	2,183,800
Multiperil - Massachusetts	–	–	4,033,597	4,033,597
Multiperil - U.S.	–	–	5,804,646	5,804,646
Multiperil - U.S. Regional	–	–	6,140,923	6,140,923
Multiperil - Worldwide	–	–	5,305,766	5,305,766
Windstorm - Florida	–	–	2,593,670	2,593,670
Windstorm - North Carolina	–	–	1,954,924	1,954,924
Windstorm - U.S. Regional	–	–	3,935,101	3,935,101
Industry Loss Warranties
Multiperil - U.S.	–	–	5,155,666	5,155,666
Reinsurance Sidecars
All Natural Peril - Worldwide	–	–	5,600,171	5,600,171
Multiperil - U.S.	–	–	7,959,071	7,959,071
Multiperil - Worldwide	–	–	52,256,259	52,256,259
All Other Insurance-Linked Securities	–	73,722,615	–	73,722,615
Municipal Bond	–	206,047	–	206,047
Senior Secured Floating Rate Loan Interests	–	322,629,864	–	322,629,864
U.S. Government and Agency Obligations	–	202,547,076	–	202,547,076
Commercial Papers	–	162,896,876	–	162,896,876
Repurchase Agreements	–	52,220,000	–	52,220,000
Certificates of Deposit	–	6,888,408	–	6,888,408
Total Investments in Securities	$–	$5,589,443,608	$104,928,994	$5,694,372,602

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance- Linked Securities
Balance as of 3/31/19	$90,513,904
Realized gain (loss)	1,710
Change in unrealized appreciation (depreciation)	203,107
Accrued discounts/premiums	13,656
Purchases	28,138,374
Sales	(13,941,757)
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 6/30/19	$104,928,994

*	Transfers are calculated on the beginning of period value. For the three months ended June 30, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2019: $1,253,512.